As filed with the Securities and Exchange Commission on June 6th, 2024

Securities ACT File No. [  ]

Investment Company Act File No. (811-23971)

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

Form N-2

☒  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐  Pre-Effective Amendment No.

☐  Post-Effective Amendment No.

☒   REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☐    Amendment No.

STARTINVEST VENTURE FUND

(Exact Name of Registrant as Specified in Charter)

 c/o STARTINVEST FINANCIAL LLC

406 Broadway No 315

Santa Monica, CA 90401

(Address of Principal Executive Offices)

(424) 303-3666

(Registrant’s Telephone Number, including Area Code)

Harvard Business Services

16192 Coastal Hwy.
Lewes, DE 19958

(Name and Address of Agent for Service)

COPY TO:

Seyed Mehran Hosseini

Chief Compliance Officer

Startinvest Financial LLC

406 Broadway No 315

Santa Monica, CA 90401

Approximate Date of Commencement of Proposed Public Offering:

As soon as practicable after the effective date of this Registration Statement.

☐	Check box if the only securities being registered on this Form are being offered pursuant to dividend or interest reinvestment plans.

☒

Check box if any securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933 (“Securities Act”), other than securities offered in connection with a dividend reinvestment plan.

☐	Check box if this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto.

☐

Check box if this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the Securities Act.

☐

Check box if this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the Securities Act.

It is proposed that this filing will become effective (check appropriate box):

☒	when declared effective pursuant to Section 8(c)

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

☐

This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: ______.

☐

This Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: ______.

☐

This Form is a post-effective amendment filed pursuant to Rule 462(d) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: ______.

Check each box that appropriately characterizes the Registrant:

☒	Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 (“Investment Company Act”)).

☐	Business Development Company (closed-end company that intends or has elected to be regulated as a business development company under the Investment Company Act).

☒	Interval Fund (Registered Closed-End Fund or a Business Development Company that makes periodic repurchase offers under Rule 23c-3 under the Investment Company Act).

☐	A.2 Qualified (qualified to register securities pursuant to General Instruction A.2 of this Form).

☐	Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Act).

☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”).

☐

If an Emerging Growth Company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act.

☒

New Registrant (registered or regulated under the Investment Company Act for less than 12 calendar months preceding this filing).

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933, OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE SECURITIES AND EXCHANGE COMMISSION, ACTING PURSUANT TO SECTION 8(A), MAY DETERMINE.

The information in this preliminary prospectus is not complete and may be changed. The Fund may not sell these securities until the Registration Statement filed with the Securities and Exchange Commission is effective. This preliminary prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

SUBJECT TO COMPLETION

Preliminary Prospectus Dated June 6, 2024

PROSPECTUS

[       ], 2024

STARTINVEST VENTURE FUND

SHARES OF BENEFICIAL INTEREST

StartInvest Venture Fund (the “Fund”) is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company.

Investment Objective.  The Fund’s investment objective is to seek long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Interval Fund.  The Fund is designed primarily for long-term investors and not as a trading vehicle. The Fund is an “interval fund” (defined below) pursuant to which it, subject to applicable law, will conduct annual repurchase offers for between 5% and 25% of the Fund’s outstanding shares of beneficial interest (“Shares”) at net asset value (“NAV”). In connection with any given repurchase offer, it is expected that the Fund will offer to repurchase only the minimum amount of 5% of its outstanding Shares. It is also possible that a repurchase offer may be oversubscribed, with the result that shareholders may only be able to have a portion of their Shares repurchased. The Fund does not currently intend to list its Shares for trading on any national securities exchange. The Shares are, therefore, not readily marketable. Even though the Fund will make annual repurchase offers to repurchase a portion of the Shares to seek to provide liquidity to shareholders, you should consider the Shares to be illiquid. The Fund will make repurchase offers in the month of [  ] and expects to make its initial repurchase offer after at least two full years upon commencement of operation. See “Types of Investments and Related Risks - Repurchase Program Risk.”

Unlisted Closed-End Fund.  Investing in Shares involves certain risks, including the potential loss of the entire principal amount that you invest. See the “Types of Investments and Related Risks” section of this prospectus for more information. You should carefully consider these risks, together with all other information contained in this prospectus, before deciding whether to invest in the Shares:

•	The Fund has no operating history. There is not expected to be any secondary trading market in the Shares.

•	Unlike an investor in many closed-end funds, Shareholders should not expect to be able to sell their Shares regardless of how the Fund performs. An investment in the Fund is considered illiquid.

•

Unlike many closed-end funds, the Shares are not listed on any securities exchange. The Fund intends to provide liquidity through annual offers to repurchase a limited amount of the Fund’s Shares (expected to be 5% of the Fund’s Shares outstanding per year).

•	There is no assurance that distributions paid by the Fund will be maintained or that dividends will be paid at all.

•

The Fund’s distributions may be funded from unlimited amounts of offering proceeds or borrowings, which may constitute a return of capital and reduce the amount of capital available to the Fund for investment. Any capital returned to Shareholders through distributions will be distributed after payment of fees and expenses.

•

The Fund invests in private, early-stage companies that may be considered highly speculative. As a result, investment in Shares of the Fund involves substantial risks including risks associated with uncertainty regarding the valuations of private company investments, high rate of failure among the early-stage companies, and restricted liquidity in securities of such companies.

•

The Fund expects that in most cases public market prices will not be available for the Fund’s portfolio securities, and where private market prices are available, such prices may be unreliable. Valuation of illiquid portfolio securities may be challenging, and the Fund may not be able to sell its portfolio securities at the prices at which they are carried on the Fund’s books or may have to delay their sale to do so. This may in turn adversely affect the Fund’s net asset value (“NAV”).

The date of this prospectus is [  ], 2024.

	Per Share(1)	Total(1)
Public Offering Price	At Current Net Asset Value	Unlimited
Sales Load(1)	N/A	N/A
Proceeds to Fund Before Expenses(2)	Amount Invested at Current NAV	Unlimited

(1) Generally, the stated minimum initial investment by an investor in the Fund for Shares is $10, which stated minimum may be reduced for certain investors pursuant to the purchase terms (“Purchase Terms”) in the Fund’s plan of distribution (the “Plan of Distribution”). The Shares are not subject to a sales load. The Fund is offering an unlimited number of shares of beneficial interest on a continuous basis.

(2) The Fund’s estimated organizational and offering expenses (including pre-effective expenses) for the initial 12-month period of investment operations are [  ] or [  ] per share. Startinvest Financial LLC (“StartInvest” or “Adviser”) will incur the Fund’s organizational costs and the initial offering costs associated with the Fund’s continuous offering of Shares, subject to an expense limitation agreement (the “Expense Limitation Agreement”) between the Fund and the Adviser. Organizational and offering costs of the Fund paid by Adviser– including with respect to marketing the Fund’s Shares – are generally subject to reimbursement by the Fund, subject to the Fund’s Expense Limitation Agreement. See the “Fund Expenses” section of this prospectus for more information.

Structure.  The Fund does not currently intend to list its Shares for trading on any securities exchange and does not expect any secondary market to develop for its Shares. Shareholders of the Fund are not able to have their Shares redeemed or otherwise sell their Shares on a daily basis because the Fund is an unlisted closed-end fund. To provide some liquidity to Shareholders, the Fund is structured as an “interval fund” and conducts periodic repurchase offers for a portion of its outstanding Shares, as described below. An investment in the Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the Shares.

Investment Adviser.  The investment adviser to the Fund is Startinvest Financial LLC, [an investment adviser registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended (the “Advisers Act”)]. Under the terms of an investment advisory agreement between the Fund and the Adviser (“Advisory Agreement”), the Adviser serves as the adviser to the Fund, subject to the general oversight of the Fund’s Board of Trustees (“Board”), and is responsible for the day-to-day investment management of the Fund.

Securities Offered. The Fund is offering an unlimited number of shares of beneficial interest on a continuous basis. The minimum initial investment by a shareholder for the Shares is $10, while subsequent investments may be made in any amount. The Fund reserves the right to waive the investment minimum. Shares are being offered directly by the fund through fund’s website at [https://  ] (the “Fund’s Website”) at an offering price equal to the Fund’s then current NAV per Share.

This prospectus concisely provides the information that a prospective investor should know about the Fund before investing. Investors are advised to read this prospectus carefully and to retain it for future reference. Additional information about the Fund, including a statement of additional information, dated [  ], 2024 (the “Statement of Additional Information”), has been filed with the SEC and is incorporated by reference in its entirety into this prospectus. The Statement of Additional Information and, when available, the Fund’s annual and semi-annual reports and other information filed with the SEC, can be obtained upon request and without charge by writing to the Fund at Startinvest Financial LLC, 406 Broadway No 315, Santa Monica, CA 90401, or by calling 424-303-3666. Investors may request the Fund’s Statement of Additional Information, annual and semi-annual reports when available and other information about the Fund or make Shareholder inquiries by calling 424-303-3666 or by visiting [https://  ]. In addition, the contact information provided above may be used to request additional information about the Fund and to make Shareholder inquiries. The Statement of Additional Information, other material incorporated by reference into this prospectus and other information about the Fund is also available on the SEC’s website at http://www.sec.gov. The address of the SEC’s website is provided solely for the information of prospective investors and is not intended to be an active link.

Shares are not deposits or obligations of, and are not guaranteed or endorsed by, any bank or other insured depository institution, and Shares are not insured by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System or any other government agency.

Neither the SEC nor any state securities commission has approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

SUMMARY OF TERMS

The following information is only a summary and does not contain all of the information that a prospective investor should consider before investing in the Fund. Before investing, a prospective investor in the Fund should carefully read the more detailed information appearing elsewhere in this prospectus and the Statement of Additional Information.

THE FUND

The Fund is a Delaware statutory trust that is registered under the 1940 Act as a non-diversified, closed-end management investment company. The Fund is operated as an “interval fund” (as defined below).

THE ADVISER	StartInvest serves as the Fund’s investment adviser. [StartInvest is registered as an investment adviser with the SEC under the Advisers Act.]

INVESTMENT OBJECTIVE	The Fund’s investment objective is to seek long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

INVESTMENT OPPORTUNITIES AND STRATEGIES

The Fund's primary investment focus, under ordinary circumstances, is on domestic and foreign equity securities of companies aligned with the Fund’s investment theme of innovation. The Adviser defines "innovation" as the introduction of new technologically enabled products or services capable of potentially altering global paradigms. According to the Adviser, relevant companies within this theme are those relying on or benefiting from the advancement of new products or services, technological enhancements, and progress in scientific research across artificial intelligence ("Artificial Intelligence Companies"), automation and manufacturing ("Automation Companies"), and the expanding utilization of shared technology, infrastructure, and services ("New Internet Companies").

To fulfill its investment objective, the Fund has the flexibility to invest extensively in privately placed or restricted securities, such as Rule 144A securities, which are privately placed securities bought by qualified institutional buyers. Additionally, it can invest in illiquid securities and those lacking a readily available secondary market, including those issued by private companies. These issuers might not have registered securities or be obligated to report periodically under the Securities Exchange Act of 1934, as amended. The Fund can invest in such securities without constraints. Presently, it anticipates allocating the remaining assets to publicly traded securities.

When selecting companies deemed relevant to a specific investment theme, the Adviser employs its own internal research and analysis. It seeks out companies either driving innovation or facilitating the further advancement of a theme within their respective markets. This internal research draws insights from various sources, including external research, to refine investment themes and identify trends impacting individual companies or entire industries. Adviser breaks down such companies into three major categories of Artificial Intelligence Companies, Automation Companies, and New Internet Companies, as described below:

• Artificial Intelligence Companies. Artificial Intelligence Companies, as defined by the Adviser, encompass those involved in designing, creating, integrating, or delivering robotics, autonomous technology, or AI-related products, software, or systems. This category also includes companies developing foundational components for AI, such as advanced machinery and semiconductors, as well as those offering value-added services utilizing these components. Additionally, it includes companies developing computer systems capable of human-like tasks such as visual perception, speech recognition, decision-making, and language translation.

• Automation Companies. The Adviser identifies Automation Companies as those focused on enhancing productivity through machine utilization, such as automating tasks previously performed by humans. This may include companies emphasizing mobility as a service in transportation or utilizing robotics for various functions.

• New Internet Companies. Companies that are poised to benefit from the transition of technology infrastructure to cloud-based systems. These companies leverage shared technology, infrastructure, and services, and may include online businesses exclusively operating through websites, offering internet-based products and services like streaming media or cloud storage alongside traditional goods. They may also encompass firms utilizing innovative payment methods, big data, the Internet of Things, machine learning, and social media distribution.

The Adviser will choose investments for the Fund that reflect its strongest investment convictions within the innovation theme outlined earlier in this document. Innovation or technology may constitute a small portion of a company’s overall business, and thus, the success of a particular innovation or technology may not significantly impact the value of the company's equity securities. The Adviser employs both "top-down" (thematic research to assess the potential total available market and identify key beneficiaries) and "bottom-up" (valuation, fundamental, and quantitative analysis) approaches in identifying Automation Companies, Artificial Intelligence Companies, and New Internet Companies. In both approaches, the Adviser considers environmental, social, and governance (ESG) factors. In the "top-down" approach, the Adviser integrates ESG considerations into its research and investment process, utilizing the framework of the United Nations Sustainable Development Goals. However, ESG considerations are not used to limit, restrict, or exclude companies or sectors from the Fund's investment universe. In the "bottom-up" approach, the Adviser bases its investment decisions primarily on individual company analysis while incorporating ESG considerations. ESG factors are not the sole determinants, and thus, the Fund may invest in companies without favorable ESG characteristics or high ESG ratings. The Adviser's highest-conviction investment ideas are those deemed to offer the best risk-reward opportunities.

Under normal circumstances, the Fund's assets will primarily consist of equity securities, including common stocks, partnership interests, business trust shares, and other equity investments. These may also include ownership interests in business enterprises and pooled investment vehicles, such as venture capital funds (excluding those defined as investment companies under Section 3(c)(1) or Section 3(c)(7) of the 1940 Act). The Fund's investments span from early- to late-stage private companies and micro-, small-, medium-, and large-capitalization public companies. It typically allocates 20% - 85% of its assets to securities of private companies and the remaining portion to publicly traded securities. Foreign equity securities are invested in both developed and emerging markets, including investments in American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs), as well as securities listed on local foreign exchanges.

The Fund will be concentrated (i.e., more than 25% of the value of the Fund’s assets) in securities of issuers having their principal business activities in groups of industries in the technology sector.

The Fund is classified as a “non-diversified” investment company under the 1940 Act, which means that it may invest a high percentage of its assets in a limited number of issuers and may invest a larger proportion of its assets in a single issuer.

LEVERAGE

The Fund may use leverage to the extent permitted by the 1940 Act.  The Fund is permitted to obtain leverage using any form or combination of financial leverage instruments, including through funds borrowed from banks or other financial institutions (i.e., a credit facility), margin facilities, or the issuance of notes in an aggregate amount up to 33 1/3% of the Fund’s total assets (or in the case of the issuance of preferred shares, 50% of the Fund’s total assets), including any assets purchased with borrowed money, immediately after giving effect to the leverage.  The Fund may also use leverage generated by reverse repurchase agreements, dollar rolls and similar transactions. The Fund does not currently intend to enter into a credit facility during the 12-month period following the date of the Prospectus. The Fund may use leverage opportunistically and may use different types, combinations or amounts of leverage over time, based on the Adviser’s views concerning market conditions and investment opportunities. The Fund’s strategies relating to its use of leverage may not be successful, and the Fund’s use of leverage may cause the Fund’s NAV to be more volatile than it would otherwise be.  There can be no guarantee that the Fund will leverage its assets or, to the extent the Fund does use leverage, what percentage of its assets such leverage will represent. See “Investment Objective, Opportunities and Strategies - Leverage.”

MANAGEMENT FEES

Pursuant to the investment advisory agreement, dated as of June 6, 2024 (the “Investment Advisory Agreement”), by and between the Fund and the Adviser, and in consideration of the advisory services provided by the Adviser to the Fund, the Adviser is entitled to a management fee (the “Management Fee”). The Management Fee is calculated and payable monthly at the annual rate of [ ]% of the average daily value of the Fund’s Net Assets. “Net Assets” means the total assets of the Fund minus the Fund’s liabilities.

EXPENSE LIMITATION AGREEMENT

The Adviser and the Fund have entered into the Expense Limitation Agreement under which the Adviser has agreed contractually through [  ] to waive its Management Fee and/or reimburse the Fund’s operating expenses on a monthly basis to the extent that the Fund’s total annualized fund operating expenses (excluding expenses directly related to the costs of making investments; taxes; brokerage costs; acquired fund fees and expenses; expenses of litigation, indemnification and shareholder meetings; organizational expenses; offering costs; and extraordinary expenses) exceed [  ]% of the Fund’s average daily net assets (the “Expense Limit).

As per the Expense Limitation Agreement, the Adviser has the potential to receive reimbursement of any fees waived and/or excess expense payments made by it within three years of such waiver and/or expense payment. This reimbursement can occur if it falls within the Expense Limit or the Expense Limit that was in effect at the time of the waiver and/or expense payment, whichever is lower, and if approved by the Trustees of the Fund. The Expense Limitation Agreement will remain valid until at least [  ], unless the Board approves its termination earlier.

ADMINISTRATION EXPENSES

Pursuant to the administration agreement between [      ] and the Fund, [      ] provides certain administrative, fund accounting, and transfer agent services. The Administrator also serves as the Fund’s dividend reinvestment agent. The Fund compensates the Administrator for these services and reimburses the Administrator for certain of its out-of-pocket expenses.

BOARD OF TRUSTEES

The Board has overall responsibility for monitoring and overseeing the Fund’s management and operations. A majority of the Trustees are not “interested persons” as defined in the 1940 Act, of the Trust (“Independent Trustees”). See “Management of the Fund.”

PURCHASES OF SHARES

The Fund’s Shares are offered on a daily basis. Please see “Plan of Distribution” for purchase instructions and additional information.

The minimum initial investment for Shares is $10; subsequent investments may be made in any amount. The Fund reserves the right to waive the investment minimum. See “Distributions - Dividend Reinvestment Plan.”

PLAN OF DISTRIBUTION

Shares are being offered directly by the fund through Fund’s Website at [https://  ]. The Fund’s Website is owned and operated by Startinvest Markets Inc, an entity related to the Adviser, which is Adviser’s parent company.

No market currently exists for the Fund’s Shares. The Fund’s Shares are not listed and the Fund does not currently intend to list its Shares for trading on any securities exchange, and the Fund does not anticipate that any secondary market will develop for its Shares. Neither the Adviser nor the Fund intends to make a market in the Fund’s Shares.

The offering and distribution of the Fund’s Shares (and all associated activities) will be conducted by the Fund and its associated persons. The Fund will not pay Startinvest Markets Inc any sales commissions for hosting this offering on the Fund’s Website; however, Startinvest Markets Inc may earn Hosting fees. This offering is being made on a “best efforts” basis. Other than the Hosting fees (which are indirectly borne by the Fund’s shareholders), there is no fee imposed on the Fund’s shareholders arising out of the Fund’s Website.

Individuals can invest through the Fund’s Website with the ability to: (i) transact entirely online, including digital legal documentation, funds transfer, and ownership recordation; (ii) manage and track investments easily through an online portfolio; and (iii) receive automated distributions and/or interest payments, and regular financial reporting.

SERVICE PLAN

Per Hosting Plan Agreement between the Fund and Startinvest Markets Inc, the Fund pays the Fund’s Website operator, Startinvest Markets Inc, a Hosting fee, payable monthly in arrears, at the annual amount of [  ]. As used throughout this prospectus, “Hosting fee” shall refer, collectively, to the fee for hosting, updating and upkeeping of the Fund’s Website. The Hosting fee for any partial month will be appropriately prorated. The Hosting Plan Agreement is a yearly agreement, and Startinvest Markets Inc and the Board may annually update and renew the Hosting Plan Agreement. The Fund will not pay Startinvest Markets Inc any sales commissions for hosting this offering on the Fund’s Website; however, Startinvest Markets Inc may earn Hosting fees. This offering is being made on a “best efforts” basis. Other than the Hosting fees (which are indirectly borne by the Fund’s shareholders), there is no fee imposed on the Fund’s shareholders arising out of the Fund’s Website.

DISTRIBUTIONS	The Fund’s distribution policy is to make annual distributions to shareholders. See “Distributions.” The Board reserves the right to change the distribution policy from time to time.

DIVIDEND REINVESTMENT PLAN

The Fund will operate under a dividend reinvestment plan (“DRP”) administered by [      ]. Pursuant to the plan, the Fund’s income dividends or capital gains or other distributions (each, a “Distribution” and collectively, “Distributions”), net of any applicable U.S. withholding tax, are reinvested in the Shares of the Fund.

Shareholders automatically participate in the DRP, unless and until an election is made to withdraw from the plan on behalf of such participating shareholder. A shareholder who does not wish to have Distributions automatically reinvested in Shares of the Fund may terminate participation in the Plan at any time by written instructions to that effect to the shareholder’s financial intermediary or Fund through Fund’s Website. Shareholders who elect not to participate in the DRP will receive all distributions in cash paid to the shareholder of record (or, if the shares are held in street or other nominee name, then to such nominee). Such written instructions must be received 30 days prior to the record date of the Distribution or the shareholder will receive such Distribution in shares through the DRP. Under the DRP, the Fund’s Distributions to shareholders are reinvested in full and fractional shares. See “Distributions - Dividend Reinvestment Plan.”

ERISA PLANS AND OTHER TAX-EXEMPT ENTITIES

Investors subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and other tax-exempt entities, including employee benefit plans, individual retirement accounts (“IRAs”), 401(k) plans and Keogh plans, may purchase Shares. Because the Fund is registered as an investment company under the 1940 Act, the underlying assets of the Fund will not be considered to be “plan assets” of the ERISA plans investing in the Fund for purposes of ERISA’s fiduciary responsibility and prohibited transaction rules. Thus, none of the Fund or the Adviser will be a fiduciary within the meaning of ERISA with respect to the assets of any ERISA plan that becomes a Shareholder, solely as a result of the ERISA plan’s investment in the Fund. See “ERISA Considerations.”

UNLISTED CLOSED-END INTERVAL FUND STRUCTURE

The Fund has been organized as a continuously offered, non-diversified closed-end management investment company. Closed-end funds differ from open-end funds (commonly known as mutual funds) in that investors in closed-end funds do not have the right to redeem their shares on a daily basis. Unlike many closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in a typical closed-end fund, is not a liquid investment. To provide some liquidity to Shareholders, the Fund will be structured as an “interval fund” and conduct annual repurchase offers for a limited amount of the Fund’s Shares (expected to be 5% of the Fund’s Shares outstanding).

The Fund believes that an unlisted closed-end structure is most appropriate for the long-term nature of the Fund’s strategy.

VALUATIONS

The Board has the ultimate responsibility for the valuation of the Fund’s portfolio investments for which market quotations are not readily available, as determined in good faith pursuant to the Fund’s and Adviser’s joint valuation procedures (“Valuation Procedures”) and consistently applied valuation process. The Board has delegated day-to-day responsibility for implementing the portfolio valuation process set forth in the Valuation Procedure to Fund management, which is comprised of officers and employees of the Adviser, and has designated the Adviser as valuation designee to perform fair value determinations, pursuant to the Valuation Procedure, for Fund portfolio securities that do not have readily available market quotations and other portfolio instruments that are not securities. In carrying out these responsibilities, the Adviser is authorized to utilize the independent third-party pricing services and independent third-party valuation services. Portfolio securities for which market quotations are readily available are valued at market value. The Fund utilizes the Fund’s NAV per Fund share, as determined by the Fund in accordance with the Valuation Procedure, in determining the Fund’s NAV per share. Valuations of Fund investments are disclosed in reports publicly filed with the SEC. Refer to "Types of Investments and Related Risks - Valuation Risk." and "DETERMINATION OF NET ASSET VALUE" for more details.

SHARE REPURCHASE PROGRAM

No shareholder will have the right to require the Fund to redeem its Shares. No public market exists for the Shares, and none is expected to develop. Consequently, investors will not be able to liquidate their investment other than as a result of repurchases of Shares by the Fund, as described below. The Fund does not currently intend to list its Shares on any securities exchange and does not expect any secondary market for them to develop in the foreseeable future. Therefore, Shareholders should expect that they will be unable to sell their Shares for an indefinite time or at a desired price. No Shareholder will have the right to require the Fund to repurchase such Shareholder’s Shares or any portion thereof. Shareholders may not exchange their shares of the Fund for shares of any other registered investment company. Because no public market exists for the Shares, and none is expected to develop in the foreseeable future, Shareholders will not be able to liquidate their investment, other than through the Fund’s share repurchase program, or, in limited circumstances, as a result of transfers of Shares to other investors. Thus, the Shares are appropriate only as a long-term investment. In addition, the Fund’s repurchase offers may subject the Fund and Shareholders to special risks. Refer to "SHARE REPURCHASE PROGRAM" for more details.

To provide Shareholders with limited liquidity, the Fund is structured as an “interval fund” and intends to conduct annual offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act, unless such offer is suspended or postponed in accordance with regulatory requirements (as discussed below). In connection with any given repurchase offer, it is expected that the Fund will offer to repurchase only the minimum amount of 5% of its outstanding Shares. Annual repurchases occur in the month of [  ]. The offer to purchase Shares on a annual basis is a fundamental policy that may not be changed without the vote of the holders of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act). The Repurchase Offer Notice is sent to Shareholders at least 21 calendar days and no more than 42 calendar days before the Repurchase Request Deadline. The Fund expects to determine the NAV applicable to repurchases on the Repurchase Request Deadline. However, the NAV will be calculated no later than the Repurchase Pricing Date, although the NAV is expected to be determined on the Repurchase Request Deadline. The Fund expects to distribute payment or in kind distributions to Shareholders between one and three business days after the Repurchase Pricing Date and will distribute such payment no later than seven calendar days after such Date. Refer to "Types of Investments and Related Risks - Repurchase Program Risk." for more details.

SUMMARY OF TAXATION

The Fund intends to be treated for U.S. federal income tax purposes, and intends to qualify annually, as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund generally will not be subject to corporate-level U.S. federal income taxes on any net ordinary income or capital gains that is currently distributed as dividends for U.S. federal income tax purposes to Shareholders, as applicable. To qualify and maintain its qualification as a RIC for U.S. federal income tax purposes, the Fund is required to meet certain specified source-of-income and asset diversification requirements, and is required to distribute dividends for U.S. federal income tax purposes of an amount at least equal to 90% of the sum of its net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses each tax year to Shareholders, as applicable. See “Distributions” and “Tax Aspects.”

FISCAL YEAR	For accounting purposes, the Fund’s fiscal year is the 12-month period ending on Dec 31.

REPORTS TO SHAREHOLDERS

As soon as practicable after the end of each calendar year, a statement on Form 1099-DIV identifying the sources of the distributions paid by the Fund to Shareholders for tax purposes will be furnished to Shareholders subject to Internal Revenue Service (“IRS”) reporting. In addition, the Fund will prepare and transmit to Shareholders an unaudited semi-annual and an audited annual report within 60 days after the close of the period for which the report is being made, or as otherwise required by the 1940 Act.

RISK FACTORS

There's no guarantee that the Fund will achieve its investment objective. The value of your investment in the Fund, as well as the returns you receive, could experience significant fluctuations. There's a risk of losing a portion or all of your investment, or your investment may not perform as well as other similar investments. Therefore, it's essential to carefully consider the following risks before deciding to invest in the Fund. Each risk outlined below is considered a "principal risk" of investing in the Fund, regardless of its order.

The Adviser was recently formed and has no prior experience managing investment portfolios. The Adviser may be unable to successfully execute the Fund’s investment strategy or achieve the Fund’s investment objective.

Anti-Takeover Risk. The Declaration of Trust, along with the bylaws, and certain statutory and regulatory requirements, include provisions that might dissuade a third party from trying to acquire a controlling interest in the Fund. Within the confines of the 1940 Act, the Board has the authority, without requiring shareholder approval, to issue Shares in various classes or series, including preferred Shares. Additionally, the Board can, without shareholder action, modify the Declaration of Trust. These anti-takeover measures could impede a change of control in situations where shareholders could potentially receive a premium over the value of the Shares.

Authorization of additional Shares, issuances of authorized Shares and classification of Shares without Shareholder approval. The Declaration of Trust authorizes the Fund to issue additional Shares or other securities of the Fund for consideration and on the terms and conditions established by the Board without the approval of the Fund’s Shareholders. In particular, the Board may, consistent with the Fund’s investment policies and restrictions and the requirements of the 1940 Act, authorize and cause the Fund to issue securities of the Fund other than Common Shares (including preferred Shares, debt securities or other senior securities). The Board is authorized to fix the number of Shares, the relative powers, preferences and rights, and the qualifications, limitations or restrictions applicable to such securities as the Board sees fit. The Fund’s ability to issue additional Shares and other securities could render more difficult or discourage an attempt to obtain control over the Fund by means of a tender offer, merger or otherwise.

Binding Predispute Arbitration Risk. By purchasing Shares of the Fund, you are bound by the arbitration provisions contained in the Fund’s subscription agreement and the Declaration of Trust which limit your ability to bring class action lawsuits or seek remedy on a class basis, subject to applicable law. By purchasing Shares of the Fund, investors agree to be bound by the arbitration provisions contained in the Fund’s subscription agreement and the Declaration of Trust (each an “Arbitration Provision” and collectively, the “Arbitration Provisions”), subject to applicable law. Specifically, the Arbitration Provisions require that the sole and exclusive forum and remedy for resolution of a claim be final and binding arbitration. Such Arbitration Provisions apply to all claims that are related to the Fund, including with respect to this offering, the Fund’s holdings, the Fund’s Shares, the Fund’s ongoing operations and the management of its investments, among other matters and limit the ability of investors to bring class action lawsuits or similarly seek remedy on a class basis. Furthermore, because the Arbitration Provision is contained in the Declaration of Trust, such Arbitration Provision will also apply to any purchasers of shares in a secondary transaction. Refer to "Types of Investments and Related Risks - Binding Predispute Arbitration Risk." for more details.

Closed-end Interval Fund; Liquidity Risks.  The Fund is a non-diversified, closed-end management investment company structured as an "interval fund," primarily catering to long-term investors. Unlike typical traded investments, there's no secondary market for the Fund's Shares, and it doesn't anticipate one developing. Thus, if an investor needs liquidity, the Fund may not be suitable. Closed-end funds, unlike mutual funds, don't allow investors to redeem their shares daily at NAV prices. While the Fund offers annual repurchases of at least 5% and up to 25% of its outstanding Shares at NAV, it's possible that the number of Shares tendered might exceed what the Fund offers to repurchase. In such cases, not all tendered Shares may be repurchased. Typically, the Fund plans to offer only the minimum 5% of outstanding Shares for repurchase, potentially limiting an investor's ability to sell Shares as desired.

Communications Sector Risk. The Fund's performance is more susceptible to fluctuations in the communications sector compared to a fund with lesser exposure to this sector. Communication companies face heightened vulnerability to technological advancements and innovations by competitors, which could render their products and services obsolete. They also contend with competitive pressures such as pricing competition, significant research and development expenses, substantial capital needs, and government regulations. Moreover, unpredictable factors like fluctuating domestic and international demand, evolving demographics, and shifting consumer preferences can significantly impact the profitability of communication companies. While all companies face the risk of network security breaches, those in the communications sector may be particularly targeted, leading to potential theft of proprietary or consumer information or disruptions in service, which could materially harm their businesses.

Concentration Risk. The Fund will primarily concentrate its assets in securities of issuers whose principal business activities fall within various industries in the technology sector. This concentration exposes the Fund to the risk that adverse economic, political, or business conditions affecting these industry groups may have a more pronounced negative impact on the Fund compared to a more diversified portfolio spanning multiple sectors or industries.

Consumer Discretionary Risk. Changes in both domestic and international economies, fluctuations in exchange and interest rates, competitive dynamics, shifts in consumers' disposable income and preferences, evolving social trends, and the effectiveness of marketing campaigns can all impact the consumer discretionary sector.

Convertible Securities Risk. Convertible securities encompass preferred stock or debt obligations that can be converted into common stock. Before conversion, they share characteristics with non-convertible debt securities, typically offering a stable income stream with higher yields than equity securities from similar issuers. The price of a convertible security usually fluctuates with changes in the price of the underlying equity security. However, the higher yield tends to make convertible securities less volatile than the underlying equity security. Like debt securities, convertible securities often see their market value decrease as interest rates rise and increase as interest rates fall. While convertible securities generally yield lower interest or dividends compared to non-convertible debt securities of similar quality, they provide investors with the potential to benefit from rises in the market prices of the underlying common stock.

Currency Risk. Changes in foreign currency exchange rates have the potential to impact the value of the Fund's investments in securities traded in foreign markets and denominated in foreign currencies. These exchange rates can experience significant fluctuations influenced by various factors such as supply and demand dynamics in the foreign exchange markets, the attractiveness of investments in different countries, shifts in actual or perceived interest rates, and other intricate elements. Additionally, currency exchange rates may be subject to unpredictable alterations due to interventions (or lack thereof) by U.S. or foreign governments or central banks, currency controls, or political events.

Cyber Security Risks.  As internet technology has become more prevalent in business, funds are increasingly vulnerable to operational risks from cyber security breaches. These breaches, whether intentional or unintentional, can lead to the loss of proprietary information, data corruption, or disruptions in operational capacity for the Fund. The consequences may include regulatory penalties, reputational damage, additional compliance costs for corrective measures, or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital systems through hacking or malicious software, or outside attacks like denial-of-service attempts to disrupt network services. Moreover, breaches affecting the Fund’s third-party service providers, such as administrators or custodians, or the issuers in which the Fund invests, pose similar risks. While the Fund has established business continuity plans and risk management systems to mitigate cyber security risks, these measures have inherent limitations. Additionally, there’s no guarantee of success, especially since the Fund lacks direct control over the cyber security systems of issuers and third-party service providers.

Depositary Receipts Risk. American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs) are financial instruments typically issued by a bank or trust company, representing ownership of underlying securities issued by a foreign corporation. ADRs and GDRs provide holders with entitlement to dividends and capital gains distributed on the underlying foreign securities. However, it's important to note that certain depositary receipt issuers are not obligated to forward shareholder communications to receipt holders or grant them voting rights related to the deposited securities. Furthermore, investment in depositary receipts may offer lower liquidity compared to the underlying shares in their primary trading market. These receipts might not be denominated in the same currency as the underlying securities they represent. Additionally, issuers of unsponsored depositary receipts are not mandated to disclose material information in the United States. There's a possibility that issuers may cease issuing new depositary receipts or withdraw existing ones, leading to potential costs, delays, and adverse effects on the Fund's performance related to the distribution of underlying assets.

Derivatives Risk. Derivatives involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. These include credit risk, liquidity risk, management risk and leverage risk. Derivative products are highly specialized instruments that require an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to the Fund’s investment portfolio, and the ability to forecast price, interest rate or currency exchange rate movements correctly. The failure of another party to a derivative to comply with the terms may cause the Fund to incur a loss. The credit risk for exchange-traded or centrally cleared derivatives is generally less than for privately negotiated derivatives through the interposition of a clearinghouse to the exchange-traded or centrally-cleared derivative trade, which provides a guarantee of performance. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price. Adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Refer to "Types of Investments and Related Risks - Derivatives Risk." for more details.

Distribution Payment Risk.  The Fund cannot guarantee investors that it will achieve investment results enabling it to maintain a specific level of cash distributions or to increase them from year to year. Distribution decisions will be made at the discretion of the Board and may hinge on various factors such as the Fund’s earnings, net investment income, financial condition, adherence to RIC (Regulated Investment Company) status, compliance with regulations, and other pertinent considerations determined by the Board.

Effect of Additional Subscriptions. The Fund intends to accept additional subscriptions for Shares, and such subscriptions will dilute the interest of existing shareholders in the Fund’s investment portfolio, which could have an adverse impact on the value of existing shareholders’ Shares.

Effect of Liquidation on Investment Objective. If the Fund is in the process of a complete liquidation pursuant to the Declaration of Trust, in order to effect an orderly liquidation of the Fund’s assets, the Fund may not comply with its investment objective during liquidation.

Emerging Market Securities Risk. Investing in securities of emerging market issuers carries risks that may be higher or different from those associated with securities of developed market issuers. This is due to factors such as less developed and liquid markets, as well as increased economic, political, regulatory, or other uncertainties. Certain emerging market countries may have less stringent requirements concerning accounting, auditing, financial reporting, and record-keeping, which could result in material information related to an investment being unavailable or unreliable. Additionally, the Fund may face limitations in exercising its legal rights or enforcing a counterparty’s legal obligations, particularly in jurisdictions outside the United States, such as emerging market countries.

Emerging Market Securities Risk. Investing in securities of emerging market issuers carries risks that may be higher or different from those associated with securities of developed market issuers. This is due to factors such as less developed and liquid markets, as well as increased economic, political, regulatory, or other uncertainties. Certain emerging market countries may have less stringent requirements concerning accounting, auditing, financial reporting, and record-keeping, which could result in material information related to an investment being unavailable or unreliable. Additionally, the Fund may face limitations in exercising its legal rights or enforcing a counterparty’s legal obligations, particularly in jurisdictions outside the United States, such as emerging market countries.

Equity Securities Risk. The value of the equity securities held by the Fund may decline due to various factors. These include general market and economic conditions, perceptions about the industries in which the issuers operate, or specific factors related to individual companies in which the Fund invests. Such factors can encompass stock market movements, trading activities of the Fund, government policies, legal actions, changes in interest rates or inflation, the financial health of the issuer, or broader economic conditions. Equity securities are often sensitive to overall stock market trends, so a downturn in the market could impact the value of the Fund's equity holdings.

Exclusive authority of the Board to amend the Fund’s Declaration of Trust. The Declaration of Trust provides that the Board has the exclusive power to adopt, alter or repeal any provision of the Declaration of Trust, unless such amendment would adversely change the rights of the Shares. Thus, Shareholders generally may not effect changes to the Declaration of Trust.

Financial Technology Risk. Companies involved in developing financial technologies aimed at disrupting or displacing established financial institutions often contend with competition from larger, more established firms. These FinTech Innovation Companies may struggle to capitalize on their disruptive technologies if they encounter political or legal obstacles stemming from competitors, industry groups, or governmental entities. Legal frameworks vary across countries, posing challenges to achieving widespread adoption. Additionally, a FinTech Innovation Company may currently generate no revenue, with no guarantee of future revenue from innovative technologies. Furthermore, these companies may face challenges such as rapid product obsolescence, cybersecurity threats, heightened regulatory scrutiny, and disruptions in the underlying technology they rely on.

Foreign Securities Risk. Investing in foreign securities exposes the Fund to risks that may surpass those associated with U.S. securities. These risks arise from factors unique to foreign markets, like heightened inflation or the potential for nationalization. Prices of foreign securities may fluctuate independently of U.S. securities, and developments affecting foreign issuers or markets, including political, economic, or geographic events, can lead to depreciation of foreign securities. During periods of social, political, or economic turmoil in a country or region, the value of a foreign security traded on U.S. exchanges may be affected by increased price volatility, reduced liquidity, or even market closures. Investors should be aware that losses may occur due to various events affecting foreign issuers or markets, such as wars, military conflicts, and sanctions. Typically, the Fund does not hedge against foreign currency exposure. Refer to "Types of Investments and Related Risks - Foreign Securities Risk." for more details.

Indemnification and Defense Risk. By purchasing Shares of the Fund, you are bound by Indemnification and Defense of Fund, Advisor, and StartInvest provisions, contained in the Fund’s subscription agreement and the Declaration of Trust, which requires the Shareholders agree to indemnify and defend the Fund, Advisor, and StartInvest. Investors might face increased financial risks. This provision typically requires investors to bear the responsibility for any losses, damages, or legal expenses incurred by the Fund, Advisor and StartInvest due to actions, omissions, or liabilities related to their investment. Refer to "Types of Investments and Related Risks - Indemnification and Defense Risk." for more details.

Innovation Risk. The Adviser identifies companies it believes are leveraging innovation and advancing technologies to either replace older technologies or create new markets. However, there's no guarantee these companies will succeed in their endeavors. Initial developers of novel technologies might struggle to fully capitalize on their innovations. Additionally, companies innovating technologies may encounter political or legal hurdles from competitors, industry groups, or governmental bodies. Furthermore, these companies may face risks beyond their innovation focus, potentially resulting in underperformance compared to companies solely focused on a specific theme. The Fund might invest in companies currently generating no revenue from innovations, with no assurance of future revenue from such innovations. Even if a company's innovation or technology succeeds, it may constitute only a small portion of its overall business, limiting its impact on the value of the company's equity securities.

Information Technology Sector Risk. The information technology sector encompasses companies involved in various areas such as internet software and services, technology hardware, electronic equipment, and semiconductors. These companies face fierce competition globally, which can impact profit margins negatively. They may also have limitations in terms of product lines, markets, financial resources, or skilled personnel. Technological advancements and frequent product introductions contribute to rapid product obsolescence, along with unpredictable changes in growth rates and competition for qualified personnel. Failure to innovate, build a loyal customer base, or gain market acceptance for their products could significantly harm a company's business. Intellectual property is crucial for technology companies, and the loss of patent, copyright, or trademark protections may decrease profitability.

Internet Company Risk. Numerous Internet-related companies have experienced substantial losses since their inception and may continue to do so as they strive to gain market share and establish future revenue streams. Consequently, many of these companies anticipate significant operating losses in the foreseeable future, and some may never achieve profitability. The markets in which these companies operate are characterized by rapidly evolving industry standards, frequent introductions of new services and products, and shifting customer preferences. Failure to adapt to these changes could significantly impact a company's business prospects. Moreover, the widespread adoption of emerging Internet, networking, and telecommunications technologies may necessitate substantial investments by these companies to modify or upgrade their services and infrastructure, potentially adversely affecting their business operations.

Investment Dilution Risk.  Investors in the Fund do not possess preemptive rights to any Shares that the Fund may issue subsequently. The Fund's declaration of trust permits it to issue an unrestricted quantity of Shares, with the Board retaining the authority to modify the Declaration of Trust. Following an investor's acquisition of Shares, the Fund reserves the right to sell additional Shares or issue equity interests through private offerings in the future. Consequently, if the Fund does issue additional equity interests subsequent to an investor's purchase, the investor's proportional ownership stake in the Fund will be diluted.

Investments in Venture Capital Funds Risk. The Fund may opt to invest in Private Funds that operate as venture capital funds. Such investments typically entail higher risks compared to investments in private equity funds focusing on later-stage investment. This heightened risk arises from the nature of the companies targeted by venture capital funds, often startups or firms in early stages of development. Venture capital investments are inherently speculative, with a greater potential for total loss of invested capital due to the nascent or developing nature of the underlying assets. Additionally, intense competition for market share or product viability is common in this space. These investments are highly illiquid, and there's no assurance that the Fund can realize its investments within the expected timeframe. Furthermore, venture capital investments may necessitate additional capital infusions to safeguard earlier investments, although success is not guaranteed even with such additional investments.

Investment Opportunity Risk. The landscape of venture capital investing has grown progressively competitive in recent times. Financial intermediaries are increasingly involved, significant funds are being allocated to private sector investments, and competition for viable investment prospects is intense. In this environment, some potential competitors of the Fund may possess greater financial resources and personnel than the Fund itself. Consequently, there's no guarantee that the Fund will identify a sufficient number of appealing investment opportunities. Should the Fund face stiff competition for investments, the returns for its investors may vary.

Issuer Risk. Because the Fund may concentrate its investments in a limited number of issuers, it faces the risk that the value of its portfolio may decrease due to a decline in the value of the equity securities of specific issuers. Such decline in value may stem from factors directly associated with the issuer, such as management effectiveness, financial leverage, and reduced demand for the issuer's products or services. Individual securities or certain types of securities can exhibit greater volatility than the overall market and may perform differently from the market as a whole. Securities of smaller issuers may be subject to even greater volatility compared to larger issuers. Changes in the financial health, market sentiment, or creditworthiness of an issuer whose securities are held in the Fund's portfolio can lead to a decline in the value of those securities.

Large-Capitalization Companies Risk. Large-capitalization companies experience shifts in investor sentiment and economic conditions, influencing their popularity in the market. These companies typically exhibit lower volatility compared to their smaller counterparts. While this reduced volatility may suggest lower risk, it also means that the potential for significant appreciation in the value of large-capitalization companies may be less than that of smaller-capitalization companies.

Leverage Risk. The use of leverage creates an opportunity for increased common share net investment income distributions, but also creates risks for the holders of the Shares. The Fund cannot assure you that the use of leverage, if employed, will result in a higher yield on the Shares. Any leveraging strategy the Fund employs may not be successful.

Leverage involves risks and special considerations for common shareholders, including:

• the likelihood of greater volatility of NAV and distribution rate of the Shares than a comparable portfolio without leverage;

• the risk that fluctuations in interest rates on borrowings and short-term debt or in the interest or dividend rates on any leverage that the Fund must pay will reduce the return to the common shareholders;

• the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Shares than if the Fund were not leveraged;

• when the Fund uses financial leverage, the investment advisory fee payable to the Advisor will be higher than if the Fund did not use leverage; and

• leverage may increase operating costs, which may reduce total return.

Any decline in the NAV of the Fund’s investments will be borne entirely by the holders of Shares. Therefore, if the market value of the Fund’s portfolio declines, leverage will result in a greater decrease in NAV to the holders of Shares than if the Fund were not leveraged. While the Fund may from time to time consider reducing leverage in response to actual or anticipated changes in interest rates in an effort to mitigate the increased volatility of current income and NAV associated with leverage, there can be no assurances that the Fund will actually reduce leverage in the future or that any reduction, if undertaken, will benefit the holders of Shares. Changes in the future direction of interest rates are very difficult to predict accurately. If the Fund were to reduce leverage based on a prediction about future changes to interest rates, and that prediction turned out to be incorrect, the reduction in leverage would likely operate to reduce the income and/or total returns to holders of Shares relative to the circumstance where the Fund had not reduced leverage. The Fund may decide that this risk outweighs the likelihood of achieving the desired reduction to volatility in income and share price if the prediction were to turn out to be correct, and determine not to reduce leverage as described above. Refer to "Types of Investments and Related Risks - Leverage Risk." for more details.

Limited Influence Risk. A substantial part of the Fund’s investments may consist of minority interests in privately held companies. Similar to other minority holdings, these stakes lack the control attributes associated with majority ownership or the valuation advantages typically associated with controlling interests. Moreover, the Fund might invest in companies where it lacks the authority to appoint a director or exert significant influence.

Liquidation Scenarios. The Board may determine at any time and in its discretion that it is in the best interests of the Fund and its shareholders to liquidate and dissolve the Fund. Pursuant to the Fund’s Declaration of Trust, the dissolution of the Fund requires the affirmative vote of at least 80% of the Fund’s Trustees. A shareholder vote is not required to liquidate or dissolve the Fund. If the Board were to vote to dissolve and liquidate the Fund and the Fund’s investment portfolio is substantially illiquid, the Advisor would not likely be able to liquidate the Fund’s remaining assets in a short period of time. Rather, the Fund’s assets would likely be liquidated over an extended period of time, which could amount to several years or longer and, during such a liquidation period, shareholders remaining in the Fund would be subject to, among other risks, (i) the risk that these remaining assets may fluctuate in value prior to their ultimate disposition, (ii) the risk that the Fund may not realize what the Advisor believes to be the optimal value for such assets upon their disposition, (iii) the risk that the Fund may be forced to dispose of assets at a loss or may not be able to realize any significant profit from the investment position, and (iv) the risk that the Fund may lose the entire value of an investment upon its disposition. Additionally, the Fund may choose to hold its remaining assets in a liquidating trust or other similar vehicle, and the value of such assets would further be reduced by any expenses incurred by such liquidating trust. Moreover, it is likely that any assets remaining in the Fund or a liquidating trust (or similar vehicle) after an initial round of liquidation will be illiquid. In such a liquidation scenario, Shares will be entirely illiquid, and common shareholders should expect to have to bear the risks of having invested in the Fund for an indefinite period of time, should not expect to receive cash liquidating distributions within any set period of time or on a regular basis, and should not expect to realize the full NAV per Share of the applicable class of the Fund on the date the Board determines to dissolve the Fund.

Liquidity Risk. While the Fund anticipates that some of its equity investments will be tradable on public or private secondary markets, certain securities it holds may face legal and other resale restrictions or may be less liquid compared to publicly traded securities. Furthermore, although some portfolio companies may have shares traded on private secondary markets, there is no guarantee that such trading platforms will remain active or that the Fund can sell its position in these companies as and when desired and at expected prices. The illiquidity of its investments, including those traded on private secondary markets, may pose challenges for the Fund in selling these investments promptly if the need arises. Additionally, if the Fund is compelled to quickly liquidate all or a portion of its portfolio, it may realize proceeds significantly lower than the previously recorded investment values. The Fund is not restricted in the proportion of its portfolio that can be invested in illiquid securities, and a considerable portion or even the entire portfolio may be invested in such illiquid securities at various times.

Management Risk. The Fund is exposed to management risk. While the Adviser employs various investment strategies, techniques, and analyses to guide the Fund's investment decisions, there is no guarantee that these efforts will yield the desired outcomes. The effectiveness of the Adviser's implementation of the Fund's investment strategies will play a pivotal role in determining the Fund's performance. Furthermore, the success of the Fund is reliant on the skill and expertise of key personnel at the Adviser. However, there is no assurance that these individuals will remain affiliated with the Fund over the long term.

Market Risk. The value of the Fund's assets is subject to fluctuations corresponding to changes in the markets where the Fund invests. These fluctuations may cause the value of the Fund's investments to decline, sometimes rapidly and unexpectedly. Economic shifts or other events, including but not limited to changes in inflation or expectations thereof, changes in deflation or expectations thereof, fluctuations in interest rates, shifts in global demand for specific products or resources, market instability, debt crises and downgrades, imposition of embargoes, tariffs, sanctions, or other trade barriers, regulatory events, governmental trade or market control programs, and related geopolitical events. Additionally, global occurrences such as war, military conflicts, acts of terrorism, social unrest, environmental disasters, natural disasters, recessions, supply chain disruptions, political instability, exchange trading suspensions and closures, including those affecting the Fund's underlying securities, and infectious disease outbreaks or pandemics, all of these factors have the potential to negatively impact the value of the Fund's investments.

Micro-Capitalization Companies Risk. Micro-capitalization companies, due to their smaller size, are inherently exposed to greater risks of loss and price fluctuations compared to larger firms. Their earnings and revenues are often less predictable, with some companies experiencing significant losses. Share prices of micro-cap companies tend to be more volatile, and their markets are less liquid than those of larger companies. Trading in the shares of micro-cap companies is typically less frequent, which can negatively impact pricing and the ability to sell these securities in the future. Additionally, these companies are less known to the investing public, have limited institutional ownership, and receive less coverage from security analysts, resulting in less publicly available information compared to larger firms. Negative publicity and investor perceptions, irrespective of their basis, can further decrease the value and liquidity of securities held by the Fund.

New Fund Risk. There's no guarantee that the Fund will reach or sustain an economically viable size. In such cases, the Board may decide to liquidate the Fund if it deems it in the best interest of shareholders. Liquidation can occur without requiring shareholder approval. Therefore, the timing of the Fund's liquidation may not align with the preferences of individual shareholders.

New Internet Companies Risk. Internet information provider companies offer Internet navigation services and reference guide information, alongside proprietary advertising and/or third-party content. These firms often rely heavily on advertising revenue, making them vulnerable to reductions in advertiser spending or the loss of advertisers, which could significantly impact their operations. This industry is characterized by rapid evolution and intense competition, subject to shifting technologies, changing user preferences, and frequent introduction of new products and services. Developing new, technologically advanced products in this sector is complex and uncertain, requiring substantial innovation and investment, as well as accurate anticipation of technology, market trends, and consumer needs. With the increasing number of Internet users, attracting and retaining a significant user base and adapting products and technologies to alternative devices are crucial for sustained success. Furthermore, concerns about a company's products, services, or processes that may compromise user privacy, even if unfounded, can tarnish its reputation and adversely affect its operating results. Thus, maintaining consumer trust and addressing privacy-related matters effectively are essential for long-term viability in this industry.

Non-Diversification Risk. Designated as a "non-diversified" investment company under the 1940 Act, the Fund has the liberty to allocate a relatively higher percentage of its assets to a smaller number of issuers, potentially investing a larger proportion of its assets in a single issuer. Consequently, gains or losses on a single investment may exert a more pronounced influence on the Fund's NAV, possibly rendering it more volatile compared to more diversified funds.

Operational Risk. The Fund faces operational risk stemming from various sources, including human error, processing and communication errors, errors by the Fund's service providers, counterparties, or other third parties, as well as failed or inadequate processes and technology or system failures.

Performance Risk. Concentrating a significant investment in one or a few companies can amplify the impact of poor performance on the Fund's financial results. If these companies underperform or encounter financial difficulties, the Fund's financial results could be more severely affected compared to if it had diversified its investments across a larger number of companies. The potential magnitude of losses in such scenarios could be significant. Additionally, if any of the Fund's significant portfolio companies encounter financial challenges and fail to meet their obligations or perform as expected, it could materially harm the Fund's financial performance.

Preferred Securities Risk. Preferred securities represent contractual obligations that grant rights to distributions declared by the issuer's board of directors, although the issuer may have the option to defer or suspend these distributions for a specified period. Market value fluctuations of preferred securities may result from changes in market perception regarding the issuer's ability to sustain dividend payments. If the Fund holds preferred securities with deferred or suspended distributions, it might still need to account for these distributions for tax purposes, despite not receiving them. Preferred securities are subordinate to any outstanding debt of the issuer, meaning that preferred stock dividends are only paid after debt obligations are fulfilled. Consequently, if distributions are deferred, suspended, or not declared, preferred securities could lose significant value. Additionally, some preferred securities may allow the issuer to convert them into common stock, and if the value of the underlying common stock decreases, the value of the convertible preferred securities may also decline. Moreover, preferred securities may be less liquid than equity securities, posing challenges for investors seeking to buy or sell them.

Privately Held Company Risk. Investing in privately held companies entails several significant risks, including:

•Limited financial resources: Privately held companies may have limited financial resources and could struggle to meet their obligations. This may lead to a decline in the value of any collateral and reduce the likelihood of the Fund realizing guarantees associated with its investment.

•Shorter operating histories and smaller market shares: Privately held companies typically have shorter operating histories, narrower product lines, and smaller market shares compared to larger businesses. This makes them more susceptible to competitive actions, market conditions, and economic downturns.

•Dependence on management: Privately held companies often rely heavily on the management talents and efforts of a small group of individuals. The departure of key personnel due to death, disability, resignation, or termination could have a significant adverse effect on the company and, consequently, on the Fund.

•Limited public information: Privately held companies have minimal public information available about them. They are not subject to the same regulations as public companies governed by the Exchange Act, making it challenging for the Fund to uncover all material information necessary for making informed investment decisions.

•Unpredictable operating results and need for additional capital: Privately held companies typically have less predictable operating results and may require substantial additional capital to support their operations, expand, or maintain competitiveness.

•Litigation risk: Executive officers, Trustees, and the Adviser of the Fund may be named as defendants in litigation arising from the Fund's investments in privately held companies.

•Regulatory changes: Changes in laws and regulations, along with interpretations thereof, may adversely affect the business, financial structure, or prospects of privately held companies.

•Difficulty accessing capital markets: Privately held companies may encounter challenges in accessing capital markets to meet future capital needs, potentially impacting their growth and development.

Purchase Price Risk. The purchase price at which an investor purchases Shares will be determined at each daily closing and will equal the NAV per Share of such date. As a result, in the event of an increase in the Fund’s NAV per Share, an investor’s purchase price may be higher than the prior daily closing price per Share, and therefore an investor may receive fewer Shares than if an investor had subscribed at the prior daily closing price.

Regular Realization Event Risk. The Fund anticipates that regular realization events, such as mergers, refinancings, or public offerings, may not occur in the near term for the majority of its portfolio companies. It expects that its equity holdings may take several years to appreciate in value, with no guarantee of such appreciation. Even if appreciation occurs, there may be an extended waiting period before any gains from the Fund's investments, along with associated distributions, are realized by the Fund and its shareholders.

Restricted and Illiquid Investments Risk. The Fund may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. It is expected that a large portion of the Fund’s net assets (calculated at the time of investment) will consist of these types of investments. In addition, the portion of the Fund’s portfolio that consists of these types of investments may increase over time and may exceed 50% of the Fund’s net assets due to a number of factors, including as a result of the Fund selling its more liquid investments in connection with, or having a smaller base of assets after, a repurchase offer, as the Fund nears liquidation, outflows of cash from time to time and changes in the valuation of the illiquid securities. Refer to "Types of Investments and Related Risks - Repurchase Program Risk." and “Types of Investments and Related Risks - Valuation Risk.” for more information. The Fund may not be able to readily dispose of such investments at prices that approximate those at which the Fund could sell such investments if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting the Fund’s NAV and ability to make dividend distributions. The financial markets have in recent years experienced periods of extreme secondary market supply and demand imbalance, resulting in a loss of liquidity during which market prices were suddenly and substantially below traditional measures of intrinsic value. During such periods, some investments could be sold only at arbitrary prices and with substantial losses. Periods of such market dislocation may occur again at any time. Refer to "Types of Investments and Related Risks - Restricted and Illiquid Investments Risk." for more information.

Rights and Warrants Risk. Rights and warrants are derivative securities that grant their holders the option to subscribe for additional securities. Unlike ownership interests, they do not confer dividend or voting rights with respect to the underlying securities. Investing in rights and warrants is typically considered more speculative compared to other types of investments. Additionally, the value of a right or warrant may not move in tandem with the underlying securities and expires worthless if not exercised before expiration.

Risks Associated with the Fund Distribution Policy.  The Fund plans to issue annual distributions, contingent upon authorization by the Board and declaration by the Fund out of legally available assets. However, this distribution policy could lead to adverse outcomes for the Fund and its shareholders, potentially resulting in a return of capital. In such cases, the NAV of the common shares might decrease, and over time, the Fund's expense ratio could rise. A return of capital occurs when the Fund gives back to shareholders a portion of their investment, rather than distributing income or profits earned by the Fund. The Board retains the discretion to modify the distribution policy as needed. Refer to "Types of Investments and Related Risks - Risks Associated with the Fund Distribution Policy." for more information.

Risks Relating to Fund’s RIC Status.  While the Fund has elected to be treated as a Regulated Investment Company (RIC) under Subchapter M of the Internal Revenue Code (the "Code"), there is no guarantee that it will qualify for and maintain RIC status. If the Fund does qualify as a RIC under the Code, it generally will not be subject to corporate-level federal income taxes on its income and capital gains, provided they are timely distributed (or deemed distributed) as dividends for U.S. federal income tax purposes to its shareholders. To maintain RIC status, the Fund must meet certain requirements, including source-of-income, asset diversification, and distribution requirements. Specifically, the Fund must distribute dividends each tax year for U.S. federal income tax purposes in an amount generally equal to at least 90% of its net ordinary income and net short-term capital gains in excess of net long-term capital losses, if any, to its shareholders. If the Fund fails to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates, with no deduction for any distributions paid to shareholders. This could significantly reduce returns for Fund shareholders and potentially result in substantial losses.

Sector Risk. Concentrating investments in specific economic sectors exposes the Fund to greater risks. Changes in economic conditions or regulations that affect those sectors could have a larger impact on the Fund's performance compared to holding a more diversified portfolio.

Semiconductor Company Risk. Intense competition within the semiconductor industry can significantly impact the financial health of semiconductor companies. As product cycles shorten and manufacturing capacity expands, these firms may face heightened competitive pressures leading to aggressive pricing strategies that undermine profitability. Factors such as reduced demand for end-user products and under-utilization of manufacturing capacity may further exacerbate challenges for companies in this sector. Semiconductor firms typically encounter substantial capital costs and often rely heavily on intellectual property rights. Additionally, the semiconductor industry is characterized by high cyclicality, resulting in significant fluctuations in the operating performance of many companies within the sector. Consequently, stock prices of semiconductor firms have historically exhibited and are likely to continue experiencing extreme volatility.

Shares Not Listed; No Market for Shares.  The Fund has been established as a closed-end management investment company. Unlike open-end management investment companies, commonly referred to as mutual funds, investors in a closed-end fund do not have the option to redeem their shares daily. While many closed-end funds usually list their shares on a securities exchange, the Fund presently has no plans to list its Shares for trading on any securities exchange, and it does not anticipate the development of a secondary market for the Shares in the foreseeable future. Consequently, an investment in the Fund, unlike one in a typical closed-end fund, is not considered a liquid investment.

Small- and Medium-Capitalization Companies Risk. Investing in small- and medium-capitalization companies entails specific risks due to their characteristics. These companies may have limited analyst coverage, making it challenging to obtain comprehensive market research. Additionally, they may be in early stages of development with uncertain profitability records. Furthermore, small- and medium-capitalization companies typically exhibit higher price volatility, lower trading volume, and less liquidity compared to larger, more established firms. They often have smaller revenues, narrower product lines, and fewer financial resources, making them less competitive than large-capitalization companies. Consequently, returns on investments in small- and medium-capitalization companies may lag behind those of larger counterparts.

Software Industry Risk. The software industry is highly susceptible to various factors including intense competition, aggressive pricing strategies, rapid technological advancements, and product obsolescence. Companies operating in this sector face significant competitive pressures, such as pricing battles, the emergence of new market players, and the struggle for market dominance, all of which can lead to shortened product cycles due to the accelerated pace of technological innovation. Moreover, there's a risk that new services, equipment, or technologies may not gain acceptance among consumers and businesses or could quickly become outdated, impacting the profitability of software companies and consequently, the value of their securities. For many firms in this industry, patent protection plays a crucial role in their success. The cost associated with obtaining patent approvals, litigation over patent infringement, and the loss of patent protection for products can materially affect profitability and increase pricing pressures. Additionally, given that numerous software companies have limited operating histories, investors may face heightened uncertainty regarding their financial performance and potential returns. As a result, securities of software companies have historically exhibited higher volatility compared to other sectors, particularly over the short term.

Special Purpose Acquisition Companies (SPACs). The Fund has the option to invest in stocks, warrants, and other interests in Special Purpose Acquisition Companies (SPACs) or similar entities. SPACs are publicly traded entities formed to raise capital for the purpose of acquiring or merging with existing companies. However, investing in SPACs involves various risks due to their nature as "blank check companies" with no operating history beyond seeking acquisitions. Here are some of the risks associated with investing in SPACs, including that (i) a significant portion of the funds raised by the SPAC may be spent during the search for a suitable acquisition target, potentially reducing the amount available for the actual acquisition; (ii) there is a risk that the SPAC may fail to identify an attractive acquisition or merger target, resulting in the return of remaining funds to shareholders; (iii) proposed mergers or acquisitions may face challenges in obtaining approval from SPAC shareholders, antitrust regulators, or securities regulators; (iv) the Fund may choose not to participate in proposed transactions or may be required to divest its interests in the SPAC due to regulatory considerations, potentially leading to missed opportunities or reduced benefits; (v) even if an acquisition is completed, there is a risk that it may prove unsuccessful, leading to a decline in the value of the SPAC's securities; (vi) warrants or other rights held by the Fund may expire worthless or be repurchased by the SPAC at unfavorable terms, impacting the Fund's overall return on investment; (vii) the Fund may experience delays in receiving redemption or liquidation proceeds from the SPAC; (viii) additional offerings of SPAC interests or the exercise of existing rights by other investors may dilute the Fund's investment in the SPAC; (ix) shares or interests in SPACs may have limited liquidity, making it challenging for the Fund to sell its holdings at favorable prices; and (x) the values of investments in SPACs may be highly volatile and could depreciate significantly over time. It's important to note that until an acquisition or merger is completed, SPACs typically invest their assets in low-risk securities such as U.S. government bonds and cash, which may not generate significant returns or dividends. Therefore, investing in SPACs carries the risk of potential loss of value.

Temporary Defensive Strategy Risk. When the Fund decides to employ a temporary defensive strategy that doesn't align with its main investment approaches, it might not meet its investment goal.

The Fund’s Shareholders will have limited voting rights. The Fund’s Shareholders will have voting rights only with respect to matters on which a vote of Shareholders is required by the 1940 Act, the Declaration of Trust or a resolution of the Board. Each whole Share will be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share will be entitled to a proportionate fractional vote of Shareholders. Generally, other than matters that require the “vote of a majority of the outstanding voting securities,” as such term is defined by the 1940 Act, when a quorum is present at any meeting of Shareholders, a majority of the Shares shall decide any questions and a plurality of the Shares voted shall elect a Director. If any such vote occurs, you will be bound by the vote even if you did not vote with the majority or supermajority, as applicable.

The conflicts of interest policies the Fund has adopted may not adequately address all of the conflicts of interest that may arise with respect to the Fund’s activities and are subject to change or suspension. In order to avoid any actual or perceived conflicts of interest with the Adviser’s directors, officers and affiliates, the Fund has adopted a conflicts of interest policy to specifically address some of the conflicts relating to the Fund’s activities. There is no assurance that these policies will be adequate to address all of the conflicts that may arise or will address such conflicts in a manner that is favorable to the Fund. The Board may modify, suspend or rescind the policies set forth in the conflicts policy, including any resolution implementing the provisions of the conflicts policy, in each case, without a vote of the Fund’s Shareholders. See “Conflicts of Interest.”

Valuation Risk. The Fund is subject to valuation risk, which is the risk that one or more of the securities in which the Fund invests are valued at prices that the Fund is unable to obtain upon sale due to factors such as incomplete data, market instability or human error. The Advisor may use an independent pricing service or prices provided by dealers to value securities at their market value. Because the secondary markets for certain investments may be limited, such instruments may be difficult to value. When market quotations are not available, the Advisor may price such investments pursuant to a number of methodologies, such as computer-based analytical modeling or individual security evaluations. These methodologies generate approximations of market values, and there may be significant professional disagreement about the best methodology for a particular type of financial instrument or different methodologies that might be used under different circumstances. In the absence of an actual market transaction, reliance on such methodologies is essential, but may introduce significant variances in the ultimate valuation of the Fund’s investments. Technological issues and/or errors by pricing services or other third-party service providers may also impact the Fund’s ability to value its investments and the calculation of the Fund’s NAV. Refer to "DETERMINATION OF NET ASSET VALUE" and "Types of Investments and Related Risks - Valuation Risk." for more details.

Waiver of Class Action Risk. By purchasing Shares of the Fund, you are bound by the Waiver of Class Action provisions contained in the Fund’s subscription agreement and the Declaration of Trust, which waives your right to participate in a collective legal action against the company for alleged wrongdoing or misconduct. Instead, shareholders might be forced into individual arbitration which can be cost-prohibitive and time-consuming. This limitation could significantly reduce the effectiveness of legal recourse for investors in case of corporate malfeasance, governance issues, or breaches of fiduciary duties. Without the collective strength of a class action, individual shareholders might face challenges in holding the company accountable for potential mismanagement, fraud, or other legal issues. Consequently, this lack of recourse could increase the risks associated with the protection of shareholder interests. Investors should be aware that waiving class action rights might weaken their ability to seek legal remedies collectively, potentially exposing them to higher individual risks and costs in pursuing legal action against the company.

Waiver of Jury Trial Risk. By purchasing Shares of the Fund, you are bound by the Waiver of Jury Trial provisions contained in the Fund’s subscription agreement and the Declaration of Trust, which waives the right to a jury trial, and restricts you from having disputes resolved through a jury in a court of law, instead, disputes would likely be settled through arbitration only. By waiving the jury trial right, investors may lose the opportunity for a trial by their peers, potentially affecting the perceived fairness and impartiality of the legal proceedings. Refer to "Types of Investments and Related Risks - Waiver of Jury Trial Risk." for more details.

Waiver of Section 3819 of the Delaware Statutory Trust Act Risk. By purchasing Shares of the Fund, you are bound by the Waiver of Section 3819 of the Delaware Statutory Trust Act provisions contained in the Fund’s subscription agreement and the Declaration of Trust, which may limit Shareholders' ability to access important Fund information, only to the extent permissible under Investment Company Act. Section 3819 typically pertains to rights of inspection and access to books and records.

SUMMARY OF FEES AND EXPENSES

The following table illustrates the aggregate fees and expenses that the Fund expects to incur, and that Shareholders can expect to bear directly or indirectly. The expenses shown in the table under “Annual Fund Expenses” are estimated based on projected amounts for the Fund’s first full year of operations.

SHAREHOLDER TRANSACTION EXPENSES
Sales load (as a percentage of offering price)	None
Dividend Reinvestment Fees(1)	None
ANNUAL FUND EXPENSES (as a percentage of projected average net assets attributable to Shares)(2)
Management fee	[ ]	%
Other expenses(3)	0.00%
Service Fee	[ ]	%
Other operating expenses	[ ]	%
Total annual fund expenses	[ ]	%

(1) The expenses of administering the DRP are included in “Other operating expenses.” See “Distributions - Dividend Reinvestment Plan.”

(2) “Other Expenses” are estimated for the Fund’s current fiscal year.

(3) The Adviser and the Fund have entered into the Expense Limitation Agreement under which the Adviser has agreed contractually through [September 30, 2026] to waive its Management Fee and/or reimburse the Fund’s operating expenses on a monthly basis to the extent that the Fund’s total annualized fund operating expenses (excluding expenses directly related to the costs of making investments; taxes; brokerage costs; acquired fund fees and expenses; expenses of litigation, indemnification and shareholder meetings; organizational expenses; offering costs; and extraordinary expenses) exceed [6]% of the Fund’s average daily net assets (the “Expense Limit). As per the Expense Limitation Agreement, the Adviser has the potential to receive reimbursement of any fees waived and/or excess expense payments made by it within three years of such waiver and/or expense payment. This reimbursement can occur if it falls within the Expense Limit or the Expense Limit that was in effect at the time of the waiver and/or expense payment, whichever is lower, and if approved by the Trustees of the Fund. The Expense Limitation Agreement will remain valid until at least [September 30, 2026], unless the Board approves its termination earlier.

Example

The example provided below illustrates the projected dollar amount of total expenses that would be accrued over different periods concerning a hypothetical investment in Shares. In computing the following expense figures, the Fund has presumed that its direct and indirect annual operating expenses and leverage would remain at the percentage levels specified in the table above (with the exception of the first year, which includes the expense reimbursement arrangement).

An investor would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return:

		1 Year			3 Years			5 Years			10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return:	$	[●	]	$	[●	]	$	[●	]	$	[●	]

The example and expenses provided in the tables above are not indicative of the Fund's future expenses, and actual expenses may differ from those shown. Although the example assumes a 5.0% annual return, as mandated by the SEC, the Fund's performance may vary, resulting in a return greater or lesser than 5.0%. For a comprehensive description of the various fees and expenses borne directly and indirectly by the Fund, please refer to the sections titled "Fund Expenses" and "Management Fees."

FINANCIAL HIGHLIGHTS

Because the Fund is newly organized and its Shares have not previously been offered, the Fund does not have any financial history as of the date of this prospectus. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared.

THE FUND

The Fund is a non-diversified, closed-end management investment company that is registered under the 1940 Act. The Fund is structured as an “interval fund” and continuously offers its Shares. The Fund was organized as a Delaware statutory trust on April 1, 2024. The principal office of the Fund is located at 406 Broadway No 315, Santa Monica, CA 90401 and its telephone number is 424-303-3666.

The Fund’s investment objective is to seek long-term growth of capital.

The Fund primarily invests in domestic and foreign equity securities of companies aligned with its investment theme of innovation. The Adviser defines "innovation" as the introduction of technologically enabled new products or services that have the potential to reshape global operations. Under normal circumstances, nearly all of the Fund's assets are allocated to equity securities, encompassing common stocks, partnership interests, business trust shares, other equity investments, or ownership stakes in business enterprises and Private Funds. The Fund's portfolio includes companies across micro-, small-, medium-, and large-capitalization categories. Its investments in foreign equity securities span both developed and emerging markets, encompassing a range of securities such as American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"), as well as securities listed on foreign exchanges.

For a further discussion of the Fund’s principal investment strategies, see “Investment Objective, Opportunities and Strategies.” There can be no assurance that the Fund will achieve its investment objective.

The Fund’s investment adviser is StartInvest. StartInvest oversees the management of the Fund’s activities and is responsible for making investment decisions for the Fund’s portfolio. See “Investment Adviser.” Responsibility for monitoring and overseeing the Fund’s investment program, management and operation is vested in the individuals who serve on the Board.

INVESTMENT ADVISER

Startinvest Financial LLC, located at 406 Broadway No 315, Santa Monica, CA 90401, was established in 2021 and [registered with the SEC as an investment adviser in 2024]. It serves as the Fund's investment adviser under an Investment Advisory Agreement ("Advisory Agreement"). Per the terms of the Advisory Agreement, StartInvest acts as the adviser to the Fund, with oversight from the Board, and assumes responsibility for the day-to-day investment management of the Fund. The Advisory Agreement underwent approval by the Board, including a majority of Independent Trustees, as mandated by Section 15(c) of the 1940 Act and relevant rules and regulations. In granting approval, the Board evaluated various factors, including the nature, quality, and scope of services provided by StartInvest, the investment performance of StartInvest and related accounts, comparative information on advisory fees and other expenses paid by similar investment companies, and details about the services to be rendered by StartInvest and its personnel under the Advisory Agreement. A comprehensive discussion outlining the rationale behind the Board's approval of the Advisory Agreement will be included in the Fund's initial report to Shareholders.

Pursuant to the Advisory Agreement, and in consideration of the advisory services provided by the Adviser to the Fund, the Adviser is entitled to a Management Fee, which is calculated and payable monthly in arrears at the annual rate of [ ]% of the average daily value of the Fund’s Net Assets. “Net Assets” means the total assets of the Fund minus the Fund’s liabilities. In addition to the Management Fee, the Fund bears other fees and expenses, which may vary and will affect the total expense ratio of the Fund, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses). Those expenses are described below in “Fund Expenses.”

In accordance with the Advisory Agreement, and as compensation for the advisory services rendered by the Adviser to the Fund, the Adviser is entitled to receive a Management Fee. This fee is computed and remitted monthly in arrears, at an annual rate of [ ]% of the average daily value of the Fund's Net Assets. "Net Assets" refers to the total assets of the Fund minus its liabilities. In addition to the Management Fee, the Fund incurs various other fees and expenses, which may fluctuate and impact the Fund's total expense ratio. These expenses encompass taxes and governmental fees, brokerage fees, commissions, and other transaction-related costs, certain foreign custodial fees and expenses, borrowing costs such as interest expenses, and extraordinary expenses like litigation and indemnification expenses. A detailed description of these expenses is provided below in the section titled "Fund Expenses."

Organization and Offering Costs

The Adviser will bear the organizational costs of the Fund and the initial offering expenses related to the continuous offering of Shares, covering expenses like legal fees, printing costs, and the initial seed audit expenses. This arrangement is outlined in the Expense Limitation Agreement between the Fund and the Adviser. According to this agreement, the Fund is responsible for reimbursing the Adviser for these expenses within two years of the Adviser incurring them, subject to the Expense Limitation Agreement.

Expense Limitation Agreement

The Adviser and the Fund have entered into the Expense Limitation Agreement under which the Adviser has agreed contractually through [September 30, 2026] to waive its Management Fee and/or reimburse the Fund’s operating expenses on a monthly basis to the extent that the Fund’s total annualized fund operating expenses (excluding expenses directly related to the costs of making investments; taxes; brokerage costs; acquired fund fees and expenses; expenses of litigation, indemnification and shareholder meetings; organizational expenses; offering costs; and extraordinary expenses) exceed [ ]% of the Fund’s average daily net assets (the “Expense Limit).

As per the Expense Limitation Agreement, the Adviser has the potential to receive reimbursement of any fees waived and/or excess expense payments made by it within three years of such waiver and/or expense payment. This reimbursement can occur if it falls within the Expense Limit or the Expense Limit that was in effect at the time of the waiver and/or expense payment, whichever is lower, and if approved by the Trustees of the Fund. The Expense Limitation Agreement will remain valid until at least [September 30, 2026], unless the Board approves its termination earlier.

USE OF PROCEEDS

The Fund plans to utilize the net proceeds generated from the sale of its securities as outlined in this prospectus. These proceeds will be allocated towards acquiring investments in alignment with the Fund’s investment objective and strategies, as detailed herein. Additionally, a portion of the proceeds will be allocated to marketing efforts aimed at attracting new investors and for general corporate purposes. Continuously, the Fund will evaluate and consider new investment opportunities that align with its investment objective, and if deemed appropriate, allocate funds accordingly. Furthermore, a portion of the proceeds will be allocated to cover operating expenses and other costs, including due diligence expenses related to potential new investments. Under regular circumstances, the Fund anticipates investing between 20% to 85% of its assets in securities of private companies, with the remainder invested in publicly traded securities.

The Fund foresees the ability to promptly invest proceeds from the sale of its Shares upon receipt, contingent upon the availability of suitable investment opportunities aligned with its investment objective and prevailing market conditions. However, it acknowledges the heightened competition in the marketplace for private company and venture capital investments, which may result in delays in identifying suitable opportunities. Such delays could potentially affect the investment returns of Shareholders. During periods when suitable private company and venture capital investments are not immediately accessible, the Fund plans to allocate its assets to publicly traded securities. It's important to note that returns from publicly traded securities may be lower compared to returns from private company and venture capital investments.

INVESTMENT OBJECTIVE, OPPORTUNITIES AND STRATEGIES

Investment Objective

The Fund’s investment objective is to seek long-term capital growth. There can be no assurance that the Fund will achieve its investment objective.

Investment Opportunities and Strategies

The Fund's primary investment focus, under ordinary circumstances, is on domestic and foreign equity securities of companies aligned with the Fund’s investment theme of innovation. The Adviser defines "innovation" as the introduction of new technologically enabled products or services capable of potentially altering global paradigms. According to the Adviser, relevant companies within this theme are those relying on or benefiting from the advancement of new products or services, technological enhancements, and progress in scientific research across artificial intelligence ("Artificial Intelligence Companies"), automation and manufacturing ("Automation Companies"), and the expanding utilization of shared technology, infrastructure, and services ("New Internet Companies").

To fulfill its investment objective, the Fund has the flexibility to invest extensively in privately placed or restricted securities, such as Rule 144A securities, which are privately placed securities bought by qualified institutional buyers. Additionally, it can invest in illiquid securities and those lacking a readily available secondary market, including those issued by private companies. These issuers might not have registered securities or be obligated to report periodically under the Securities Exchange Act of 1934, as amended. The Fund can invest in such securities without constraints. Presently, it anticipates allocating the remaining assets to publicly traded securities.

When selecting companies deemed relevant to a specific investment theme, the Adviser employs its own internal research and analysis. It seeks out companies either driving innovation or facilitating the further advancement of a theme within their respective markets. This internal research draws insights from various sources, including external research, to refine investment themes and identify trends impacting individual companies or entire industries. Adviser breaks down such companies into three major categories of Artificial Intelligence Companies, Automation Companies, and New Internet Companies, as described below:

• Artificial Intelligence Companies. Artificial Intelligence Companies, as defined by the Adviser, encompass those involved in designing, creating, integrating, or delivering robotics, autonomous technology, or AI-related products, software, or systems. This category also includes companies developing foundational components for AI, such as advanced machinery and semiconductors, as well as those offering value-added services utilizing these components. Additionally, it includes companies developing computer systems capable of human-like tasks such as visual perception, speech recognition, decision-making, and language translation.

• Automation Companies. The Adviser identifies Automation Companies as those focused on enhancing productivity through machine utilization, such as automating tasks previously performed by humans. This may include companies emphasizing mobility as a service in transportation or utilizing robotics for various functions.

• New Internet Companies. Companies that are poised to benefit from the transition of technology infrastructure to cloud-based systems. These companies leverage shared technology, infrastructure, and services, and may include online businesses exclusively operating through websites, offering internet-based products and services like streaming media or cloud storage alongside traditional goods. They may also encompass firms utilizing innovative payment methods, big data, the Internet of Things, machine learning, and social media distribution.

The Adviser will choose investments for the Fund that reflect its strongest investment convictions within the innovation theme outlined earlier in this document. Innovation or technology may constitute a small portion of a company’s overall business, and thus, the success of a particular innovation or technology may not significantly impact the value of the company's equity securities. The Adviser employs both "top-down" (thematic research to assess the potential total available market and identify key beneficiaries) and "bottom-up" (valuation, fundamental, and quantitative analysis) approaches in identifying Automation Companies, Artificial Intelligence Companies, and New Internet Companies. In both approaches, the Adviser considers environmental, social, and governance (ESG) factors. In the "top-down" approach, the Adviser integrates ESG considerations into its research and investment process, utilizing the framework of the United Nations Sustainable Development Goals. However, ESG considerations are not used to limit, restrict, or exclude companies or sectors from the Fund's investment universe. In the "bottom-up" approach, the Adviser bases its investment decisions primarily on individual company analysis while incorporating ESG considerations. ESG factors are not the sole determinants, and thus, the Fund may invest in companies without favorable ESG characteristics or high ESG ratings. The Adviser's highest-conviction investment ideas are those deemed to offer the best risk-reward opportunities.

Under normal circumstances, the Fund's assets will primarily consist of equity securities, including common stocks, partnership interests, business trust shares, and other equity investments. These may also include ownership interests in business enterprises and pooled investment vehicles, such as venture capital funds (excluding those defined as investment companies under Section 3(c)(1) or Section 3(c)(7) of the 1940 Act). The Fund's investments span from early- to late-stage private companies and micro-, small-, medium-, and large-capitalization public companies. It typically allocates 20% - 85% of its assets to securities of private companies and the remaining portion to publicly traded securities. Foreign equity securities are invested in both developed and emerging markets, including investments in American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs), as well as securities listed on local foreign exchanges.

The Fund will be concentrated (i.e., more than 25% of the value of the Fund’s assets) in securities of issuers having their principal business activities in groups of industries in the technology sector.

The Fund is classified as a “non-diversified” investment company under the 1940 Act, which means that it may invest a high percentage of its assets in a limited number of issuers and may invest a larger proportion of its assets in a single issuer.

Leverage

The Fund may use leverage to the extent permitted by the 1940 Act.  The Fund is permitted to obtain leverage using any form or combination of financial leverage instruments, including through funds borrowed from banks or other financial institutions (i.e., a credit facility), margin facilities, or the issuance of notes in an aggregate amount up to 33 1/3% of the Fund’s total assets (or in the case of the issuance of preferred shares, 50% of the Fund’s total assets), including any assets purchased with borrowed money, immediately after giving effect to the leverage.  The Fund may also use leverage generated by reverse repurchase agreements, dollar rolls and similar transactions. The Fund does not currently intend to enter into a credit facility during the 12-month period following the date of the Prospectus. The Fund may use leverage opportunistically and may use different types, combinations or amounts of leverage over time, based on the Adviser’s views concerning market conditions and investment opportunities. The Fund’s strategies relating to its use of leverage may not be successful, and the Fund’s use of leverage may cause the Fund’s NAV to be more volatile than it would otherwise be.  There can be no guarantee that the Fund will leverage its assets or, to the extent the Fund does use leverage, what percentage of its assets such leverage will represent.

The Fund may enter into credit facilities in the future. There can be no assurance that the Fund will enter into an agreement for any credit facility on terms and conditions representative of the foregoing, or that additional material terms will not apply.

TYPES OF INVESTMENTS AND RELATED RISKS

There's no guarantee that the Fund will achieve its investment objective. The value of your investment in the Fund, as well as the returns you receive, could experience significant fluctuations. There's a risk of losing a portion or all of your investment, or your investment may not perform as well as other similar investments. Therefore, it's essential to carefully consider the following risks before deciding to invest in the Fund. Each risk outlined below is considered a "principal risk" of investing in the Fund, regardless of its order.

The Adviser was recently formed and has no prior experience managing investment portfolios. The Adviser may be unable to successfully execute the Fund’s investment strategy or achieve the Fund’s investment objective.

Anti-Takeover Risk. The Declaration of Trust, along with the bylaws, and certain statutory and regulatory requirements, include provisions that might dissuade a third party from trying to acquire a controlling interest in the Fund. Within the confines of the 1940 Act, the Board has the authority, without requiring shareholder approval, to issue Shares in various classes or series, including preferred Shares. Additionally, the Board can, without shareholder action, modify the Declaration of Trust. These anti-takeover measures could impede a change of control in situations where shareholders could potentially receive a premium over the value of the Shares.

Authorization of additional Shares, issuances of authorized Shares and classification of Shares without Shareholder approval. The Declaration of Trust authorizes the Fund to issue additional Shares or other securities of the Fund for consideration and on the terms and conditions established by the Board without the approval of the Fund’s Shareholders. In particular, the Board may, consistent with the Fund’s investment policies and restrictions and the requirements of the 1940 Act, authorize and cause the Fund to issue securities of the Fund other than Common Shares (including preferred Shares, debt securities or other senior securities). The Board is authorized to fix the number of Shares, the relative powers, preferences and rights, and the qualifications, limitations or restrictions applicable to such securities as the Board sees fit. The Fund’s ability to issue additional Shares and other securities could render more difficult or discourage an attempt to obtain control over the Fund by means of a tender offer, merger or otherwise.

Binding Predispute Arbitration Risk. By purchasing Shares of the Fund, you are bound by the arbitration provisions contained in the Fund’s subscription agreement and the Declaration of Trust which limit your ability to bring class action lawsuits or seek remedy on a class basis, subject to applicable law. By purchasing Shares of the Fund, investors agree to be bound by the arbitration provisions contained in the Fund’s subscription agreement and the Declaration of Trust (each an “Arbitration Provision” and collectively, the “Arbitration Provisions”), subject to applicable law. Specifically, the Arbitration Provisions require that the sole and exclusive forum and remedy for resolution of a claim be final and binding arbitration. Such Arbitration Provisions apply to all claims that are related to the Fund, including with respect to this offering, the Fund’s holdings, the Fund’s Shares, the Fund’s ongoing operations and the management of its investments, among other matters and limit the ability of investors to bring class action lawsuits or similarly seek remedy on a class basis. Furthermore, because the Arbitration Provision is contained in the Declaration of Trust, such Arbitration Provision will also apply to any purchasers of shares in a secondary transaction.

By agreeing to be subject to the Arbitration Provisions, you are severely limiting your rights to seek redress against the Fund in court, subject to applicable law. For example, you may not be able to pursue litigation for any claim in state or federal courts against the Fund, the Adviser, StartInvest, or their respective directors, officers, and affiliates including with respect to securities law claims (however, the Arbitration Provisions will not apply to federal securities laws claims, and investors will not be deemed to waive the Fund’s compliance with the federal securities laws and the rules and regulations promulgated thereunder), and any awards or remedies determined by the arbitrators may not be appealed. In addition, arbitration rules generally limit discovery, which could impede your ability to bring or sustain claims, and the ability to collect attorneys’ fees or other damages may be limited in the arbitration, which may discourage attorneys from agreeing to represent parties wishing to commence such a proceeding.

Any arbitration brought pursuant to the Arbitration Provisions must be conducted in the New York, NY, metropolitan area. The term “Claim” as used in the Arbitration Provisions is very broad and includes any past, present, or future claim, dispute, or controversy involving you (or persons claiming through or connected with you), on the one hand, and the Fund (or persons claiming through or connected with the Fund), on the other hand, relating to or arising out of your subscription agreement, the StartInvest Platform, and/or the activities or relationships that involve, lead to, or result from any of the foregoing, including the validity or enforceability of the Arbitration Provisions, any part thereof, or the entire subscription agreement. Claims are subject to arbitration regardless of whether they arise from contract; tort (intentional or otherwise); a constitution, statute, common law, or principles of equity; or otherwise. Claims include (without limitation) matters arising as initial claims, counter-claims, cross-claims, third-party claims, or otherwise. The scope of the Arbitration Provisions is to be given the broadest possible interpretation that will permit it to be enforceable. The Fund believes that the Arbitration Provisions are enforceable under federal law (although the Arbitration Provisions will not apply to federal securities laws claims, and investors will not be deemed to waive the Fund’s compliance with the federal securities laws and the rules and regulations promulgated thereunder), the laws of the State of Delaware or under any other applicable laws or regulations. However, the issue of enforceability is not free from doubt and to the extent that one or more of the provisions in the subscription agreement or the Declaration of Trust with respect to the Arbitration Provisions or otherwise requiring you to waive certain rights were to be found by a court to be unenforceable, the Fund would abide by such decision.

Further, potential investors should consider that each of the Fund’s subscription agreement and the Declaration of Trust restricts the ability of the Fund’s Shareholders to bring class action lawsuits or to similarly seek remedy on a class basis, subject to applicable law and unless otherwise consented to by the Fund. These restrictions on the ability to bring a class action lawsuit are likely to result in increased costs, both in terms of time and money, to individual investors who wish to pursue claims against the Fund.

The binding nature of predispute arbitration could limit investors' ability to seek legal remedies through traditional courts, potentially affecting their ability to assert their rights, seek redress for grievances, or hold the Fund accountable for alleged wrongdoing. Consequently, investors should carefully consider the implications of waiving their rights to pursue litigation and understand the potential limitations and procedural differences associated with arbitration when evaluating the risks of investing.

By purchasing Fund Shares, investors will, to the extent permitted by applicable law, be bound by Arbitration Provisions contained in the subscription agreement and the Declaration of Trust. However, the Arbitration Provisions will not apply to federal securities laws claims and will not be deemed to waive the Fund’s compliance with the federal securities laws and the rules and regulations promulgated thereunder.

BY AGREEING TO BE SUBJECT TO THE ARBITRATION PROVISIONS, INVESTORS WILL NOT BE DEEMED TO WAIVE THE FUND’S COMPLIANCE WITH THE FEDERAL SECURITIES LAWS AND THE RULES AND REGULATIONS PROMULGATED THEREUNDER.

Closed-end Interval Fund; Liquidity Risks.  The Fund is a non-diversified, closed-end management investment company structured as an "interval fund," primarily catering to long-term investors. Unlike typical traded investments, there's no secondary market for the Fund's Shares, and it doesn't anticipate one developing. Thus, if an investor needs liquidity, the Fund may not be suitable. Closed-end funds, unlike mutual funds, don't allow investors to redeem their shares daily at NAV prices. While the Fund offers annual repurchases of at least 5% and up to 25% of its outstanding Shares at NAV, it's possible that the number of Shares tendered might exceed what the Fund offers to repurchase. In such cases, not all tendered Shares may be repurchased. Typically, the Fund plans to offer only the minimum 5% of outstanding Shares for repurchase, potentially limiting an investor's ability to sell Shares as desired.

 Communications Sector Risk. The Fund's performance is more susceptible to fluctuations in the communications sector compared to a fund with lesser exposure to this sector. Communication companies face heightened vulnerability to technological advancements and innovations by competitors, which could render their products and services obsolete. They also contend with competitive pressures such as pricing competition, significant research and development expenses, substantial capital needs, and government regulations. Moreover, unpredictable factors like fluctuating domestic and international demand, evolving demographics, and shifting consumer preferences can significantly impact the profitability of communication companies. While all companies face the risk of network security breaches, those in the communications sector may be particularly targeted, leading to potential theft of proprietary or consumer information or disruptions in service, which could materially harm their businesses.

Concentration Risk. The Fund will primarily concentrate its assets in securities of issuers whose principal business activities fall within various industries in the technology sector. This concentration exposes the Fund to the risk that adverse economic, political, or business conditions affecting these industry groups may have a more pronounced negative impact on the Fund compared to a more diversified portfolio spanning multiple sectors or industries.

Consumer Discretionary Risk. Changes in both domestic and international economies, fluctuations in exchange and interest rates, competitive dynamics, shifts in consumers' disposable income and preferences, evolving social trends, and the effectiveness of marketing campaigns can all impact the consumer discretionary sector.

Convertible Securities Risk. Convertible securities encompass preferred stock or debt obligations that can be converted into common stock. Before conversion, they share characteristics with non-convertible debt securities, typically offering a stable income stream with higher yields than equity securities from similar issuers. The price of a convertible security usually fluctuates with changes in the price of the underlying equity security. However, the higher yield tends to make convertible securities less volatile than the underlying equity security. Like debt securities, convertible securities often see their market value decrease as interest rates rise and increase as interest rates fall. While convertible securities generally yield lower interest or dividends compared to non-convertible debt securities of similar quality, they provide investors with the potential to benefit from rises in the market prices of the underlying common stock.

Currency Risk. Changes in foreign currency exchange rates have the potential to impact the value of the Fund's investments in securities traded in foreign markets and denominated in foreign currencies. These exchange rates can experience significant fluctuations influenced by various factors such as supply and demand dynamics in the foreign exchange markets, the attractiveness of investments in different countries, shifts in actual or perceived interest rates, and other intricate elements. Additionally, currency exchange rates may be subject to unpredictable alterations due to interventions (or lack thereof) by U.S. or foreign governments or central banks, currency controls, or political events.

Cyber Security Risks.  As internet technology has become more prevalent in business, funds are increasingly vulnerable to operational risks from cyber security breaches. These breaches, whether intentional or unintentional, can lead to the loss of proprietary information, data corruption, or disruptions in operational capacity for the Fund. The consequences may include regulatory penalties, reputational damage, additional compliance costs for corrective measures, or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital systems through hacking or malicious software, or outside attacks like denial-of-service attempts to disrupt network services. Moreover, breaches affecting the Fund’s third-party service providers, such as administrators or custodians, or the issuers in which the Fund invests, pose similar risks. While the Fund has established business continuity plans and risk management systems to mitigate cyber security risks, these measures have inherent limitations. Additionally, there’s no guarantee of success, especially since the Fund lacks direct control over the cyber security systems of issuers and third-party service providers.

Depositary Receipts Risk. American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs) are financial instruments typically issued by a bank or trust company, representing ownership of underlying securities issued by a foreign corporation. ADRs and GDRs provide holders with entitlement to dividends and capital gains distributed on the underlying foreign securities. However, it's important to note that certain depositary receipt issuers are not obligated to forward shareholder communications to receipt holders or grant them voting rights related to the deposited securities. Furthermore, investment in depositary receipts may offer lower liquidity compared to the underlying shares in their primary trading market. These receipts might not be denominated in the same currency as the underlying securities they represent. Additionally, issuers of unsponsored depositary receipts are not mandated to disclose material information in the United States. There's a possibility that issuers may cease issuing new depositary receipts or withdraw existing ones, leading to potential costs, delays, and adverse effects on the Fund's performance related to the distribution of underlying assets.

Derivatives Risk. Derivatives involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. These include credit risk, liquidity risk, management risk and leverage risk. Derivative products are highly specialized instruments that require an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to the Fund’s investment portfolio, and the ability to forecast price, interest rate or currency exchange rate movements correctly. The failure of another party to a derivative to comply with the terms may cause the Fund to incur a loss. The credit risk for exchange-traded or centrally cleared derivatives is generally less than for privately negotiated derivatives through the interposition of a clearinghouse to the exchange-traded or centrally-cleared derivative trade, which provides a guarantee of performance. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price. Adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself.

In October 2020, the SEC adopted a final rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies that will rescind and withdraw the guidance of the SEC and its staff regarding asset segregation and cover transactions. The final rule requires funds to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to a value-at-risk (“VaR”) leverage limit, establishment of a derivatives risk management program and reporting requirements. Generally, these requirements apply unless the Fund qualifies as a “limited derivatives user,” as defined in the final rule. Under the final rule, when the Fund trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, it must aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the fund’s asset coverage ratio or treat all such transactions as derivatives transactions. Reverse repurchase agreements or similar financing transactions aggregated with other indebtedness do not need to be included in the calculation of whether the Fund is a limited derivatives user, but for funds subject to the VaR testing, reverse repurchase agreements and similar financing transactions must be included for purposes of such testing whether treated as derivatives transactions or not. The SEC also provided guidance in connection with the new rule regarding use of securities lending collateral that may limit the Fund’s securities lending activities. Compliance with these new requirements will be required by August 19, 2024. Following the compliance date, these requirements may limit the ability of the Fund to use derivatives and reverse repurchase agreements and similar financing transactions as part of its investment strategies. These requirements may increase the cost of the Fund’s investments and cost of doing business, which could adversely affect investors.

Distribution Payment Risk.  The Fund cannot guarantee investors that it will achieve investment results enabling it to maintain a specific level of cash distributions or to increase them from year to year. Distribution decisions will be made at the discretion of the Board and may hinge on various factors such as the Fund’s earnings, net investment income, financial condition, adherence to RIC (Regulated Investment Company) status, compliance with regulations, and other pertinent considerations determined by the Board.

Effect of Additional Subscriptions. The Fund intends to accept additional subscriptions for Shares, and such subscriptions will dilute the interest of existing shareholders in the Fund’s investment portfolio, which could have an adverse impact on the value of existing shareholders’ Shares.

Effect of Liquidation on Investment Objective. If the Fund is in the process of a complete liquidation pursuant to the Declaration of Trust, in order to effect an orderly liquidation of the Fund’s assets, the Fund may not comply with its investment objective during liquidation.

Emerging Market Securities Risk. Investing in securities of emerging market issuers carries risks that may be higher or different from those associated with securities of developed market issuers. This is due to factors such as less developed and liquid markets, as well as increased economic, political, regulatory, or other uncertainties. Certain emerging market countries may have less stringent requirements concerning accounting, auditing, financial reporting, and record-keeping, which could result in material information related to an investment being unavailable or unreliable. Additionally, the Fund may face limitations in exercising its legal rights or enforcing a counterparty’s legal obligations, particularly in jurisdictions outside the United States, such as emerging market countries.

Equity Securities Risk. The value of the equity securities held by the Fund may decline due to various factors. These include general market and economic conditions, perceptions about the industries in which the issuers operate, or specific factors related to individual companies in which the Fund invests. Such factors can encompass stock market movements, trading activities of the Fund, government policies, legal actions, changes in interest rates or inflation, the financial health of the issuer, or broader economic conditions. Equity securities are often sensitive to overall stock market trends, so a downturn in the market could impact the value of the Fund's equity holdings.

Exclusive authority of the Board to amend the Fund’s Declaration of Trust. The Declaration of Trust provides that the Board has the exclusive power to adopt, alter or repeal any provision of the Declaration of Trust, unless such amendment would adversely change the rights of the Shares. Thus, Shareholders generally may not effect changes to the Declaration of Trust.

Financial Technology Risk. Companies involved in developing financial technologies aimed at disrupting or displacing established financial institutions often contend with competition from larger, more established firms. These FinTech Innovation Companies may struggle to capitalize on their disruptive technologies if they encounter political or legal obstacles stemming from competitors, industry groups, or governmental entities. Legal frameworks vary across countries, posing challenges to achieving widespread adoption. Additionally, a FinTech Innovation Company may currently generate no revenue, with no guarantee of future revenue from innovative technologies. Furthermore, these companies may face challenges such as rapid product obsolescence, cybersecurity threats, heightened regulatory scrutiny, and disruptions in the underlying technology they rely on.

Foreign Securities Risk. Investing in foreign securities exposes the Fund to risks that may surpass those associated with U.S. securities. These risks arise from factors unique to foreign markets, like heightened inflation or the potential for nationalization. Prices of foreign securities may fluctuate independently of U.S. securities, and developments affecting foreign issuers or markets, including political, economic, or geographic events, can lead to depreciation of foreign securities. During periods of social, political, or economic turmoil in a country or region, the value of a foreign security traded on U.S. exchanges may be affected by increased price volatility, reduced liquidity, or even market closures. Investors should be aware that losses may occur due to various events affecting foreign issuers or markets, such as wars, military conflicts, and sanctions. Typically, the Fund does not hedge against foreign currency exposure.

Certain issuers located in foreign countries where the Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. Government, other countries, the United Nations, and/or countries identified by the U.S. Government as state sponsors of terrorism. Consequently, an issuer may face reputational damage if associated with such countries. The nature and severity of sanctions and similar measures, including counter-sanctions and retaliatory actions, may vary widely in scope, making their impact difficult to predict. These measures may include, but are not limited to, excluding a sanctioned country from global payment systems, restricting securities transactions settlement by certain investors, and freezing assets of specific countries, entities, or individuals. The imposition of sanctions and similar measures could lead to various outcomes, including a decline in the value and/or liquidity of securities issued by the sanctioned country or companies connected to it, credit rating downgrades for the sanctioned country or related companies, devaluation of the sanctioned country’s currency, and increased market volatility and disruption globally. Sanctions and similar measures could restrict or prohibit the Fund from trading securities (both in the sanctioned country and other markets), significantly delay or prevent securities transactions settlement, and markedly impact the Fund’s liquidity and performance.

Securities registration, custody, and settlement may encounter delays and legal uncertainties. Foreign investment in the securities markets of certain countries is restricted or controlled to varying degrees, potentially limiting or precluding investment in certain securities and increasing the Fund's costs and expenses. Repatriation of investment income, capital, or proceeds of securities sales from certain countries is subject to regulations, including advance government notification or authority requirements. In case of a deterioration in a country’s balance of payments, temporary restrictions on foreign capital remittances may be imposed. Delays or refusal to grant required governmental approval for repatriation and other investment restrictions could adversely affect the Fund.

The Fund may choose not to make follow-on investments or may lack sufficient funds or access to desired opportunities for such investments. The Fund's discretion to make follow-on investments depends on capital availability and investment opportunities. Failure to make follow-on investments may jeopardize a portfolio company's viability and the Fund's initial investment, or miss opportunities for increased participation in successful operations. Even with sufficient capital, the Fund may choose not to make follow-on investments due to risk concentration concerns, preferences for other opportunities, compliance requirements for maintaining RIC status, or lack of access to desired opportunities.

Additionally, regulatory or financial restrictions may prevent the Fund from completing follow-on investments in portfolio companies that have undergone an initial public offering.

Indemnification and Defense Risk. By purchasing Shares of the Fund, you are bound by Indemnification and Defense of Fund, Advisor, and StartInvest provisions, contained in the Fund’s subscription agreement and the Declaration of Trust, which requires the Shareholders agree to indemnify and defend the Fund, Advisor, and StartInvest. Investors might face increased financial risks. This provision typically requires investors to bear the responsibility for any losses, damages, or legal expenses incurred by the Fund, Advisor and StartInvest due to actions, omissions, or liabilities related to their investment.

By agreeing to indemnify and defend, investors might be exposed to unforeseen financial liabilities that could arise from the Fund's operations, legal disputes, or regulatory issues. This clause may impose a significant financial burden on investors, potentially leading to unexpected expenses or losses that could adversely affect their investment returns. The obligation to indemnify and defend the company might also limit the investors' ability to dispute claims or challenge the company's actions, as they are contractually obligated to cover certain costs, irrespective of fault or circumstances.

Investors should carefully review and assess the implications of the Indemnification and Defense of Fund, Advisor, and StartInvest, provisions, as it may significantly impact their financial liability and risk exposure. Understanding the extent of potential financial obligations under this clause is crucial for investors in evaluating the overall risk associated with their investment.

Innovation Risk. The Adviser identifies companies it believes are leveraging innovation and advancing technologies to either replace older technologies or create new markets. However, there's no guarantee these companies will succeed in their endeavors. Initial developers of novel technologies might struggle to fully capitalize on their innovations. Additionally, companies innovating technologies may encounter political or legal hurdles from competitors, industry groups, or governmental bodies. Furthermore, these companies may face risks beyond their innovation focus, potentially resulting in underperformance compared to companies solely focused on a specific theme. The Fund might invest in companies currently generating no revenue from innovations, with no assurance of future revenue from such innovations. Even if a company's innovation or technology succeeds, it may constitute only a small portion of its overall business, limiting its impact on the value of the company's equity securities.

Information Technology Sector Risk. The information technology sector encompasses companies involved in various areas such as internet software and services, technology hardware, electronic equipment, and semiconductors. These companies face fierce competition globally, which can impact profit margins negatively. They may also have limitations in terms of product lines, markets, financial resources, or skilled personnel. Technological advancements and frequent product introductions contribute to rapid product obsolescence, along with unpredictable changes in growth rates and competition for qualified personnel. Failure to innovate, build a loyal customer base, or gain market acceptance for their products could significantly harm a company's business. Intellectual property is crucial for technology companies, and the loss of patent, copyright, or trademark protections may decrease profitability.

Internet Company Risk. Numerous Internet-related companies have experienced substantial losses since their inception and may continue to do so as they strive to gain market share and establish future revenue streams. Consequently, many of these companies anticipate significant operating losses in the foreseeable future, and some may never achieve profitability. The markets in which these companies operate are characterized by rapidly evolving industry standards, frequent introductions of new services and products, and shifting customer preferences. Failure to adapt to these changes could significantly impact a company's business prospects. Moreover, the widespread adoption of emerging Internet, networking, and telecommunications technologies may necessitate substantial investments by these companies to modify or upgrade their services and infrastructure, potentially adversely affecting their business operations.

Investment Dilution Risk.  Investors in the Fund do not possess preemptive rights to any Shares that the Fund may issue subsequently. The Fund's declaration of trust permits it to issue an unrestricted quantity of Shares, with the Board retaining the authority to modify the Declaration of Trust. Following an investor's acquisition of Shares, the Fund reserves the right to sell additional Shares or issue equity interests through private offerings in the future. Consequently, if the Fund does issue additional equity interests subsequent to an investor's purchase, the investor's proportional ownership stake in the Fund will be diluted.

Investments in Venture Capital Funds Risk. The Fund may opt to invest in Private Funds that operate as venture capital funds. Such investments typically entail higher risks compared to investments in private equity funds focusing on later-stage investment. This heightened risk arises from the nature of the companies targeted by venture capital funds, often startups or firms in early stages of development. Venture capital investments are inherently speculative, with a greater potential for total loss of invested capital due to the nascent or developing nature of the underlying assets. Additionally, intense competition for market share or product viability is common in this space. These investments are highly illiquid, and there's no assurance that the Fund can realize its investments within the expected timeframe. Furthermore, venture capital investments may necessitate additional capital infusions to safeguard earlier investments, although success is not guaranteed even with such additional investments.

Investment Opportunity Risk. The landscape of venture capital investing has grown progressively competitive in recent times. Financial intermediaries are increasingly involved, significant funds are being allocated to private sector investments, and competition for viable investment prospects is intense. In this environment, some potential competitors of the Fund may possess greater financial resources and personnel than the Fund itself. Consequently, there's no guarantee that the Fund will identify a sufficient number of appealing investment opportunities. Should the Fund face stiff competition for investments, the returns for its investors may vary.

Issuer Risk. Because the Fund may concentrate its investments in a limited number of issuers, it faces the risk that the value of its portfolio may decrease due to a decline in the value of the equity securities of specific issuers. Such decline in value may stem from factors directly associated with the issuer, such as management effectiveness, financial leverage, and reduced demand for the issuer's products or services. Individual securities or certain types of securities can exhibit greater volatility than the overall market and may perform differently from the market as a whole. Securities of smaller issuers may be subject to even greater volatility compared to larger issuers. Changes in the financial health, market sentiment, or creditworthiness of an issuer whose securities are held in the Fund's portfolio can lead to a decline in the value of those securities.

Large-Capitalization Companies Risk. Large-capitalization companies experience shifts in investor sentiment and economic conditions, influencing their popularity in the market. These companies typically exhibit lower volatility compared to their smaller counterparts. While this reduced volatility may suggest lower risk, it also means that the potential for significant appreciation in the value of large-capitalization companies may be less than that of smaller-capitalization companies.

Leverage Risk. The use of leverage creates an opportunity for increased common share net investment income distributions, but also creates risks for the holders of the Shares. The Fund cannot assure you that the use of leverage, if employed, will result in a higher yield on the Shares. Any leveraging strategy the Fund employs may not be successful.

Leverage involves risks and special considerations for common shareholders, including:

• the likelihood of greater volatility of NAV and distribution rate of the Shares than a comparable portfolio without leverage;

• the risk that fluctuations in interest rates on borrowings and short-term debt or in the interest or dividend rates on any leverage that the Fund must pay will reduce the return to the common shareholders;

• the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Shares than if the Fund were not leveraged;

• when the Fund uses financial leverage, the investment advisory fee payable to the Advisor will be higher than if the Fund did not use leverage; and

• leverage may increase operating costs, which may reduce total return.

Any decline in the NAV of the Fund’s investments will be borne entirely by the holders of Shares. Therefore, if the market value of the Fund’s portfolio declines, leverage will result in a greater decrease in NAV to the holders of Shares than if the Fund were not leveraged. While the Fund may from time to time consider reducing leverage in response to actual or anticipated changes in interest rates in an effort to mitigate the increased volatility of current income and NAV associated with leverage, there can be no assurances that the Fund will actually reduce leverage in the future or that any reduction, if undertaken, will benefit the holders of Shares. Changes in the future direction of interest rates are very difficult to predict accurately. If the Fund were to reduce leverage based on a prediction about future changes to interest rates, and that prediction turned out to be incorrect, the reduction in leverage would likely operate to reduce the income and/or total returns to holders of Shares relative to the circumstance where the Fund had not reduced leverage. The Fund may decide that this risk outweighs the likelihood of achieving the desired reduction to volatility in income and share price if the prediction were to turn out to be correct, and determine not to reduce leverage as described above.

Because the Fund’s investment management fee is calculated as a percentage of the Fund’s Managed Assets, which include those assets purchased with leverage, during periods in which the Fund is using leverage, the fee paid to the Advisor will be higher than if the Fund did not use leverage.

In addition to the foregoing, the use of leverage treated as indebtedness of the Fund for U.S. federal income tax purposes may reduce the amount of Fund dividends that are otherwise eligible for the dividends received deduction in the hands of corporate shareholders.

The Fund may invest in the securities of other investment companies. Such securities may also be leveraged, and will therefore be subject to the leverage risks described above. This additional leverage may in certain market conditions reduce the NAV of the Fund’s Shares and the returns to the holders of Shares.

Limited Influence Risk. A substantial part of the Fund’s investments may consist of minority interests in privately held companies. Similar to other minority holdings, these stakes lack the control attributes associated with majority ownership or the valuation advantages typically associated with controlling interests. Moreover, the Fund might invest in companies where it lacks the authority to appoint a director or exert significant influence.

 Liquidation Scenarios. The Board may determine at any time and in its discretion that it is in the best interests of the Fund and its shareholders to liquidate and dissolve the Fund. Pursuant to the Fund’s Declaration of Trust, the dissolution of the Fund requires the affirmative vote of at least 80% of the Fund’s Trustees. A shareholder vote is not required to liquidate or dissolve the Fund. If the Board were to vote to dissolve and liquidate the Fund and the Fund’s investment portfolio is substantially illiquid, the Advisor would not likely be able to liquidate the Fund’s remaining assets in a short period of time. Rather, the Fund’s assets would likely be liquidated over an extended period of time, which could amount to several years or longer and, during such a liquidation period, shareholders remaining in the Fund would be subject to, among other risks, (i) the risk that these remaining assets may fluctuate in value prior to their ultimate disposition, (ii) the risk that the Fund may not realize what the Advisor believes to be the optimal value for such assets upon their disposition, (iii) the risk that the Fund may be forced to dispose of assets at a loss or may not be able to realize any significant profit from the investment position, and (iv) the risk that the Fund may lose the entire value of an investment upon its disposition. Additionally, the Fund may choose to hold its remaining assets in a liquidating trust or other similar vehicle, and the value of such assets would further be reduced by any expenses incurred by such liquidating trust. Moreover, it is likely that any assets remaining in the Fund or a liquidating trust (or similar vehicle) after an initial round of liquidation will be illiquid. In such a liquidation scenario, Shares will be entirely illiquid, and common shareholders should expect to have to bear the risks of having invested in the Fund for an indefinite period of time, should not expect to receive cash liquidating distributions within any set period of time or on a regular basis, and should not expect to realize the full NAV per Share of the applicable class of the Fund on the date the Board determines to dissolve the Fund.

Liquidity Risk. While the Fund anticipates that some of its equity investments will be tradable on public or private secondary markets, certain securities it holds may face legal and other resale restrictions or may be less liquid compared to publicly traded securities. Furthermore, although some portfolio companies may have shares traded on private secondary markets, there is no guarantee that such trading platforms will remain active or that the Fund can sell its position in these companies as and when desired and at expected prices. The illiquidity of its investments, including those traded on private secondary markets, may pose challenges for the Fund in selling these investments promptly if the need arises. Additionally, if the Fund is compelled to quickly liquidate all or a portion of its portfolio, it may realize proceeds significantly lower than the previously recorded investment values. The Fund is not restricted in the proportion of its portfolio that can be invested in illiquid securities, and a considerable portion or even the entire portfolio may be invested in such illiquid securities at various times.

Management Risk. The Fund is exposed to management risk. While the Adviser employs various investment strategies, techniques, and analyses to guide the Fund's investment decisions, there is no guarantee that these efforts will yield the desired outcomes. The effectiveness of the Adviser's implementation of the Fund's investment strategies will play a pivotal role in determining the Fund's performance. Furthermore, the success of the Fund is reliant on the skill and expertise of key personnel at the Adviser. However, there is no assurance that these individuals will remain affiliated with the Fund over the long term.

Market Risk. The value of the Fund's assets is subject to fluctuations corresponding to changes in the markets where the Fund invests. These fluctuations may cause the value of the Fund's investments to decline, sometimes rapidly and unexpectedly. Economic shifts or other events, including but not limited to changes in inflation or expectations thereof, changes in deflation or expectations thereof, fluctuations in interest rates, shifts in global demand for specific products or resources, market instability, debt crises and downgrades, imposition of embargoes, tariffs, sanctions, or other trade barriers, regulatory events, governmental trade or market control programs, and related geopolitical events. Additionally, global occurrences such as war, military conflicts, acts of terrorism, social unrest, environmental disasters, natural disasters, recessions, supply chain disruptions, political instability, exchange trading suspensions and closures, including those affecting the Fund's underlying securities, and infectious disease outbreaks or pandemics, all of these factors have the potential to negatively impact the value of the Fund's investments.

Micro-Capitalization Companies Risk. Micro-capitalization companies, due to their smaller size, are inherently exposed to greater risks of loss and price fluctuations compared to larger firms. Their earnings and revenues are often less predictable, with some companies experiencing significant losses. Share prices of micro-cap companies tend to be more volatile, and their markets are less liquid than those of larger companies. Trading in the shares of micro-cap companies is typically less frequent, which can negatively impact pricing and the ability to sell these securities in the future. Additionally, these companies are less known to the investing public, have limited institutional ownership, and receive less coverage from security analysts, resulting in less publicly available information compared to larger firms. Negative publicity and investor perceptions, irrespective of their basis, can further decrease the value and liquidity of securities held by the Fund.

New Fund Risk. There's no guarantee that the Fund will reach or sustain an economically viable size. In such cases, the Board may decide to liquidate the Fund if it deems it in the best interest of shareholders. Liquidation can occur without requiring shareholder approval. Therefore, the timing of the Fund's liquidation may not align with the preferences of individual shareholders.

New Internet Companies Risk. Internet information provider companies offer Internet navigation services and reference guide information, alongside proprietary advertising and/or third-party content. These firms often rely heavily on advertising revenue, making them vulnerable to reductions in advertiser spending or the loss of advertisers, which could significantly impact their operations. This industry is characterized by rapid evolution and intense competition, subject to shifting technologies, changing user preferences, and frequent introduction of new products and services. Developing new, technologically advanced products in this sector is complex and uncertain, requiring substantial innovation and investment, as well as accurate anticipation of technology, market trends, and consumer needs. With the increasing number of Internet users, attracting and retaining a significant user base and adapting products and technologies to alternative devices are crucial for sustained success. Furthermore, concerns about a company's products, services, or processes that may compromise user privacy, even if unfounded, can tarnish its reputation and adversely affect its operating results. Thus, maintaining consumer trust and addressing privacy-related matters effectively are essential for long-term viability in this industry.

 Non-Diversification Risk. Designated as a "non-diversified" investment company under the 1940 Act, the Fund has the liberty to allocate a relatively higher percentage of its assets to a smaller number of issuers, potentially investing a larger proportion of its assets in a single issuer. Consequently, gains or losses on a single investment may exert a more pronounced influence on the Fund's NAV, possibly rendering it more volatile compared to more diversified funds.

Operational Risk. The Fund faces operational risk stemming from various sources, including human error, processing and communication errors, errors by the Fund's service providers, counterparties, or other third parties, as well as failed or inadequate processes and technology or system failures.

Performance Risk. Concentrating a significant investment in one or a few companies can amplify the impact of poor performance on the Fund's financial results. If these companies underperform or encounter financial difficulties, the Fund's financial results could be more severely affected compared to if it had diversified its investments across a larger number of companies. The potential magnitude of losses in such scenarios could be significant. Additionally, if any of the Fund's significant portfolio companies encounter financial challenges and fail to meet their obligations or perform as expected, it could materially harm the Fund's financial performance.

Preferred Securities Risk. Preferred securities represent contractual obligations that grant rights to distributions declared by the issuer's board of directors, although the issuer may have the option to defer or suspend these distributions for a specified period. Market value fluctuations of preferred securities may result from changes in market perception regarding the issuer's ability to sustain dividend payments. If the Fund holds preferred securities with deferred or suspended distributions, it might still need to account for these distributions for tax purposes, despite not receiving them. Preferred securities are subordinate to any outstanding debt of the issuer, meaning that preferred stock dividends are only paid after debt obligations are fulfilled. Consequently, if distributions are deferred, suspended, or not declared, preferred securities could lose significant value. Additionally, some preferred securities may allow the issuer to convert them into common stock, and if the value of the underlying common stock decreases, the value of the convertible preferred securities may also decline. Moreover, preferred securities may be less liquid than equity securities, posing challenges for investors seeking to buy or sell them.

Privately Held Company Risk. Investing in privately held companies entails several significant risks, including:

•Limited financial resources: Privately held companies may have limited financial resources and could struggle to meet their obligations. This may lead to a decline in the value of any collateral and reduce the likelihood of the Fund realizing guarantees associated with its investment.

•Shorter operating histories and smaller market shares: Privately held companies typically have shorter operating histories, narrower product lines, and smaller market shares compared to larger businesses. This makes them more susceptible to competitive actions, market conditions, and economic downturns.

•Dependence on management: Privately held companies often rely heavily on the management talents and efforts of a small group of individuals. The departure of key personnel due to death, disability, resignation, or termination could have a significant adverse effect on the company and, consequently, on the Fund.

•Limited public information: Privately held companies have minimal public information available about them. They are not subject to the same regulations as public companies governed by the Exchange Act, making it challenging for the Fund to uncover all material information necessary for making informed investment decisions.

•Unpredictable operating results and need for additional capital: Privately held companies typically have less predictable operating results and may require substantial additional capital to support their operations, expand, or maintain competitiveness.

•Litigation risk: Executive officers, Trustees, and the Adviser of the Fund may be named as defendants in litigation arising from the Fund's investments in privately held companies.

•Regulatory changes: Changes in laws and regulations, along with interpretations thereof, may adversely affect the business, financial structure, or prospects of privately held companies.

•Difficulty accessing capital markets: Privately held companies may encounter challenges in accessing capital markets to meet future capital needs, potentially impacting their growth and development.

 Purchase Price Risk. The purchase price at which an investor purchases Shares will be determined at each daily closing and will equal the NAV per Share of such date. As a result, in the event of an increase in the Fund’s NAV per Share, an investor’s purchase price may be higher than the prior daily closing price per Share, and therefore an investor may receive fewer Shares than if an investor had subscribed at the prior daily closing price.

Repurchase Program Risk. As described under “Periodic Repurchase Offers” below, the Fund is an “interval fund” and, in order to provide liquidity to shareholders, makes annual offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the Investment Company Act. The Fund believes that these repurchase offers are generally beneficial to the Fund’s shareholders. Repurchase offers generally are funded from available cash or sales of portfolio securities but may be funded with borrowings.

However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio and portfolio turnover. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Payment for tendered Shares may require the liquidation of the Fund’s investments earlier than the Advisor would otherwise liquidate these holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover. Such liquidations may also cause the Fund to sell its more liquid investments, which may reduce the size of future repurchase offerings and may result in the Fund selling investments at inopportune times or at times prior to when the Advisor believes the Fund may be able to realize the best return on such investments. Additionally, because such liquidations may cause the Fund to sell its more liquid investments, common shareholders who choose not to tender into a repurchase offer will hold investments in a Fund whose portfolio may become increasingly illiquid. As the Fund’s portfolio becomes more illiquid, the Fund’s portfolio may become harder to value, and it may become harder for the Fund to dispose of its investments at prices the Advisor believes reflect their fair value, or at all, resulting in losses to the Fund and its shareholders. Refer to "Types of Investments and Related Risks – Valuation Risk." for more details.

Diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective.

Subject to the Fund’s investment restriction with respect to leverage, the Fund may utilize leverage to finance the repurchase of Shares. However, there can be no assurance that the Fund will be able to obtain such financing. Moreover, if the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Shares by increasing Fund expenses borne by common shareholders of the Fund (in addition to the increase in pro rata expenses that will result from having a smaller base of assets after any such repurchase offers over which to spread fixed expenses) and reducing any net investment income.

If a repurchase offer is oversubscribed, the Fund may determine to increase the amount repurchased by up to 2% of the outstanding Shares as of the date of the Repurchase Request Deadline. In the event that the Fund determines not to repurchase more than the repurchase offer amount, or if shareholders tender more than the repurchase offer amount plus 2% of the outstanding Shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Shareholders will be subject to the risk of NAV fluctuations during that period. Some shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. Affiliates of the Fund may own Shares and determine to participate in the Fund’s repurchase offers, which may contribute to a repurchase offer being oversubscribed and the Fund effecting repurchases on a pro rata basis. A shareholder may be subject to market and other risks, and the NAV of Shares tendered in a repurchase offer may fluctuate between the date a shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a shareholder submits a repurchase request. Refer to " SHARE REPURCHASE PROGRAM." for more details.

In addition, the repurchase of Shares by the Fund will generally be a taxable event to common shareholders.

In a scenario where the Fund’s portfolio is becoming increasingly illiquid, the Board may determine that it is in the best interests of the Fund and its shareholders to liquidate and dissolve the Fund. Refer to "Types of Investments and Related Risks – Liquidation Scenarios." for more details.

Regular Realization Event Risk. The Fund anticipates that regular realization events, such as mergers, refinancings, or public offerings, may not occur in the near term for the majority of its portfolio companies. It expects that its equity holdings may take several years to appreciate in value, with no guarantee of such appreciation. Even if appreciation occurs, there may be an extended waiting period before any gains from the Fund's investments, along with associated distributions, are realized by the Fund and its shareholders.

Restricted and Illiquid Investments Risk. The Fund may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. It is expected that a large portion of the Fund’s net assets (calculated at the time of investment) will consist of these types of investments. In addition, the portion of the Fund’s portfolio that consists of these types of investments may increase over time and may exceed 50% of the Fund’s net assets due to a number of factors, including as a result of the Fund selling its more liquid investments in connection with, or having a smaller base of assets after, a repurchase offer, as the Fund nears liquidation, outflows of cash from time to time and changes in the valuation of the illiquid securities. Refer to "Types of Investments and Related Risks - Repurchase Program Risk."  and “Types of Investments and Related Risks - Valuation Risk.” for more information. The Fund may not be able to readily dispose of such investments at prices that approximate those at which the Fund could sell such investments if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting the Fund’s NAV and ability to make dividend distributions. The financial markets have in recent years experienced periods of extreme secondary market supply and demand imbalance, resulting in a loss of liquidity during which market prices were suddenly and substantially below traditional measures of intrinsic value. During such periods, some investments could be sold only at arbitrary prices and with substantial losses. Periods of such market dislocation may occur again at any time.

Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act, or that may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. For example, Rule 144A under the Securities Act provides an exemption from the registration requirements of the Securities Act for the resale of certain restricted securities to qualified institutional buyers, such as the Fund. However, an insufficient number of qualified institutional buyers interested in purchasing the Rule 144A-eligible securities that the Fund holds could affect adversely the marketability of certain Rule 144A securities, and the Fund might be unable to dispose of such securities promptly or at reasonable prices. When registration is required to sell a security, the Fund may be obligated to pay all or part of the registration expenses and considerable time may pass before the Fund is permitted to sell a security under an effective registration statement. If adverse market conditions develop during this period, the Fund might obtain a less favorable price than the price that prevailed when the Fund decided to sell. The Fund may be unable to sell restricted and other illiquid securities at opportune times or prices.

Rights and Warrants Risk. Rights and warrants are derivative securities that grant their holders the option to subscribe for additional securities. Unlike ownership interests, they do not confer dividend or voting rights with respect to the underlying securities. Investing in rights and warrants is typically considered more speculative compared to other types of investments. Additionally, the value of a right or warrant may not move in tandem with the underlying securities and expires worthless if not exercised before expiration.

Risks Associated with the Fund Distribution Policy.  The Fund plans to issue annual distributions, contingent upon authorization by the Board and declaration by the Fund out of legally available assets. However, this distribution policy could lead to adverse outcomes for the Fund and its shareholders, potentially resulting in a return of capital. In such cases, the NAV of the common shares might decrease, and over time, the Fund's expense ratio could rise. A return of capital occurs when the Fund gives back to shareholders a portion of their investment, rather than distributing income or profits earned by the Fund. The Board retains the discretion to modify the distribution policy as needed.

If the Fund's total distributions in a taxable year surpass its net investment company taxable income and net capital gains for that year, it could lead to a portion of each distribution being treated as a return of capital for U.S. federal income tax purposes. In such cases, if the distribution exceeds the Fund's current and accumulated earnings and profits, it may reduce the tax basis in a shareholder's Fund Shares. When a shareholder sells Fund Shares, any gain realized may be subject to taxation. This is because a return of capital reduces the shareholder's tax basis in Fund Shares, potentially increasing the amount of gain or decreasing the amount of loss upon sale. If the return of capital distribution exceeds the shareholder's tax basis in Fund Shares, the excess might be treated as gain from the sale or exchange of the shares. Consequently, shareholders could face taxation on the sale of Fund Shares, even if sold at a loss compared to the original investment.

If the Fund decides to issue preferred shares and/or notes or other forms of indebtedness, its capacity to distribute funds to common shareholders might be constrained by the asset coverage stipulations and other restrictions mandated by the 1940 Act and the conditions outlined in the Fund's preferred shares, notes, or other indebtedness agreements.

Risks Relating to Fund’s RIC Status.  While the Fund has elected to be treated as a Regulated Investment Company (RIC) under Subchapter M of the Internal Revenue Code (the "Code"), there is no guarantee that it will qualify for and maintain RIC status. If the Fund does qualify as a RIC under the Code, it generally will not be subject to corporate-level federal income taxes on its income and capital gains, provided they are timely distributed (or deemed distributed) as dividends for U.S. federal income tax purposes to its shareholders. To maintain RIC status, the Fund must meet certain requirements, including source-of-income, asset diversification, and distribution requirements. Specifically, the Fund must distribute dividends each tax year for U.S. federal income tax purposes in an amount generally equal to at least 90% of its net ordinary income and net short-term capital gains in excess of net long-term capital losses, if any, to its shareholders. If the Fund fails to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates, with no deduction for any distributions paid to shareholders. This could significantly reduce returns for Fund shareholders and potentially result in substantial losses.

Sector Risk. Concentrating investments in specific economic sectors exposes the Fund to greater risks. Changes in economic conditions or regulations that affect those sectors could have a larger impact on the Fund's performance compared to holding a more diversified portfolio.

Semiconductor Company Risk. Intense competition within the semiconductor industry can significantly impact the financial health of semiconductor companies. As product cycles shorten and manufacturing capacity expands, these firms may face heightened competitive pressures leading to aggressive pricing strategies that undermine profitability. Factors such as reduced demand for end-user products and under-utilization of manufacturing capacity may further exacerbate challenges for companies in this sector. Semiconductor firms typically encounter substantial capital costs and often rely heavily on intellectual property rights. Additionally, the semiconductor industry is characterized by high cyclicality, resulting in significant fluctuations in the operating performance of many companies within the sector. Consequently, stock prices of semiconductor firms have historically exhibited and are likely to continue experiencing extreme volatility.

 Shares Not Listed; No Market for Shares.  The Fund has been established as a closed-end management investment company. Unlike open-end management investment companies, commonly referred to as mutual funds, investors in a closed-end fund do not have the option to redeem their shares daily. While many closed-end funds usually list their shares on a securities exchange, the Fund presently has no plans to list its Shares for trading on any securities exchange, and it does not anticipate the development of a secondary market for the Shares in the foreseeable future. Consequently, an investment in the Fund, unlike one in a typical closed-end fund, is not considered a liquid investment.

Small- and Medium-Capitalization Companies Risk. Investing in small- and medium-capitalization companies entails specific risks due to their characteristics. These companies may have limited analyst coverage, making it challenging to obtain comprehensive market research. Additionally, they may be in early stages of development with uncertain profitability records. Furthermore, small- and medium-capitalization companies typically exhibit higher price volatility, lower trading volume, and less liquidity compared to larger, more established firms. They often have smaller revenues, narrower product lines, and fewer financial resources, making them less competitive than large-capitalization companies. Consequently, returns on investments in small- and medium-capitalization companies may lag behind those of larger counterparts.

Software Industry Risk. The software industry is highly susceptible to various factors including intense competition, aggressive pricing strategies, rapid technological advancements, and product obsolescence. Companies operating in this sector face significant competitive pressures, such as pricing battles, the emergence of new market players, and the struggle for market dominance, all of which can lead to shortened product cycles due to the accelerated pace of technological innovation. Moreover, there's a risk that new services, equipment, or technologies may not gain acceptance among consumers and businesses or could quickly become outdated, impacting the profitability of software companies and consequently, the value of their securities. For many firms in this industry, patent protection plays a crucial role in their success. The cost associated with obtaining patent approvals, litigation over patent infringement, and the loss of patent protection for products can materially affect profitability and increase pricing pressures. Additionally, given that numerous software companies have limited operating histories, investors may face heightened uncertainty regarding their financial performance and potential returns. As a result, securities of software companies have historically exhibited higher volatility compared to other sectors, particularly over the short term.

Special Purpose Acquisition Companies (SPACs). The Fund has the option to invest in stocks, warrants, and other interests in Special Purpose Acquisition Companies (SPACs) or similar entities. SPACs are publicly traded entities formed to raise capital for the purpose of acquiring or merging with existing companies. However, investing in SPACs involves various risks due to their nature as "blank check companies" with no operating history beyond seeking acquisitions. Here are some of the risks associated with investing in SPACs, including that (i) a significant portion of the funds raised by the SPAC may be spent during the search for a suitable acquisition target, potentially reducing the amount available for the actual acquisition; (ii) there is a risk that the SPAC may fail to identify an attractive acquisition or merger target, resulting in the return of remaining funds to shareholders; (iii) proposed mergers or acquisitions may face challenges in obtaining approval from SPAC shareholders, antitrust regulators, or securities regulators; (iv) the Fund may choose not to participate in proposed transactions or may be required to divest its interests in the SPAC due to regulatory considerations, potentially leading to missed opportunities or reduced benefits; (v) even if an acquisition is completed, there is a risk that it may prove unsuccessful, leading to a decline in the value of the SPAC's securities; (vi) warrants or other rights held by the Fund may expire worthless or be repurchased by the SPAC at unfavorable terms, impacting the Fund's overall return on investment; (vii) the Fund may experience delays in receiving redemption or liquidation proceeds from the SPAC; (viii) additional offerings of SPAC interests or the exercise of existing rights by other investors may dilute the Fund's investment in the SPAC; (ix) shares or interests in SPACs may have limited liquidity, making it challenging for the Fund to sell its holdings at favorable prices; and (x) the values of investments in SPACs may be highly volatile and could depreciate significantly over time. It's important to note that until an acquisition or merger is completed, SPACs typically invest their assets in low-risk securities such as U.S. government bonds and cash, which may not generate significant returns or dividends. Therefore, investing in SPACs carries the risk of potential loss of value.

Temporary Defensive Strategy Risk. When the Fund decides to employ a temporary defensive strategy that doesn't align with its main investment approaches, it might not meet its investment goal.

The Fund’s Shareholders will have limited voting rights. The Fund’s Shareholders will have voting rights only with respect to matters on which a vote of Shareholders is required by the 1940 Act, the Declaration of Trust or a resolution of the Board. Each whole Share will be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share will be entitled to a proportionate fractional vote of Shareholders. Generally, other than matters that require the “vote of a majority of the outstanding voting securities,” as such term is defined by the 1940 Act, when a quorum is present at any meeting of Shareholders, a majority of the Shares shall decide any questions and a plurality of the Shares voted shall elect a Director. If any such vote occurs, you will be bound by the vote even if you did not vote with the majority or supermajority, as applicable.

The conflicts of interest policies the Fund has adopted may not adequately address all of the conflicts of interest that may arise with respect to the Fund’s activities and are subject to change or suspension. In order to avoid any actual or perceived conflicts of interest with the Adviser’s directors, officers and affiliates, the Fund has adopted a conflicts of interest policy to specifically address some of the conflicts relating to the Fund’s activities. There is no assurance that these policies will be adequate to address all of the conflicts that may arise or will address such conflicts in a manner that is favorable to the Fund. The Board may modify, suspend or rescind the policies set forth in the conflicts policy, including any resolution implementing the provisions of the conflicts policy, in each case, without a vote of the Fund’s Shareholders. See “Conflicts of Interest.”

Valuation Risk. The Fund is subject to valuation risk, which is the risk that one or more of the securities in which the Fund invests are valued at prices that the Fund is unable to obtain upon sale due to factors such as incomplete data, market instability or human error. The Advisor may use an independent pricing service or prices provided by dealers to value securities at their market value. Because the secondary markets for certain investments may be limited, such instruments may be difficult to value. When market quotations are not available, the Advisor may price such investments pursuant to a number of methodologies, such as computer-based analytical modeling or individual security evaluations. These methodologies generate approximations of market values, and there may be significant professional disagreement about the best methodology for a particular type of financial instrument or different methodologies that might be used under different circumstances. In the absence of an actual market transaction, reliance on such methodologies is essential, but may introduce significant variances in the ultimate valuation of the Fund’s investments. Technological issues and/or errors by pricing services or other third-party service providers may also impact the Fund’s ability to value its investments and the calculation of the Fund’s NAV.

When market quotations are not readily available or are believed by the Advisor to be unreliable, the Advisor will fair value the Fund’s investments in accordance with its policies and procedures. Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Fair value pricing may require determinations that are inherently subjective and inexact about the value of a security or other asset. As a result, there can be no assurance that fair value priced assets will not result in future adjustments to the prices of securities or other assets, or that fair value pricing will reflect a price that the Fund is able to obtain upon sale, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset. For example, the Fund’s NAV could be adversely affected if the Fund’s determinations regarding the fair value of the Fund’s investments were materially higher than the values that the Fund ultimately realizes upon the disposal of such investments. Where market quotations are not readily available, valuation may require more research than for more liquid investments. In addition, elements of judgment may play a greater role in valuation in such cases than for investments with a more active secondary market because there is less reliable objective data available.

A substantial portion of the Fund’s assets are expected to consist of securities of private companies for which there are no readily available market quotations. The information available in the marketplace for such companies, their securities and the status of their businesses and financial conditions is often extremely limited, outdated and difficult to confirm. Such securities are valued by the Fund daily at fair value as determined pursuant to policies and procedures approved by the Board. In determining fair value each day, the Advisor is required to consider all appropriate factors relevant to value and all indicators of value available to the Fund. The determination of fair value necessarily involves judgment in evaluating this information in order to determine the price that the Fund might reasonably expect to receive for the security upon its current sale. The most relevant information may often be provided by the issuer of the securities. Given the nature, timeliness, amount and reliability of information provided by the issuer, fair valuations may become more difficult and uncertain as such information is unavailable or becomes outdated. Because the Fund will value all of its assets daily, the Fund is subject to greater risk that the information available to determine fair value on any given day is uncertain, incomplete and potentially unreliable and, as a result, that the prices assigned to fair valued securities may not in fact represent approximately the price that the Fund could receive upon their current sale.

The Advisor anticipates that a high percentage of the Fund’s net assets may be valued at fair value. This percentage may increase over the life of the Fund and may exceed 50% of the Fund’s net assets due to a number of factors, including as a result of the Fund selling its more liquid investments in connection with, or having a smaller base of assets after, a repurchase offer; as the Fund nears liquidation; outflows of cash from time to time; and changes in the valuation of these investments. The Fund prices its Shares daily and therefore all assets, including assets valued at fair value, are valued daily.

The value at which the Fund’s investments can be liquidated may differ, sometimes significantly, from the valuations assigned by the Fund. In addition, the timing of liquidations may also affect the values obtained on liquidation. Securities held by the Fund may routinely trade with bid-offer spreads that may be significant. In addition, the Fund may hold loans or privately placed securities for which no public market exists. There can be no guarantee that the Fund’s investments could ultimately be realized at the Fund’s valuation of such investments. In addition, the Fund’s compliance with the asset diversification tests applicable to RICs depends on the fair market values of the Fund’s assets, and, accordingly, a challenge to the valuations ascribed by the Fund could affect its ability to comply with those tests or require it to pay penalty taxes in order to cure a violation thereof.

The Fund’s NAV is a critical component in several operational matters including computation of advisory and services fees and determination of the price at which the Shares will be offered and at which a repurchase offer will be made. Consequently, variance in the valuation of the Fund’s investments will impact, positively or negatively, the fees and expenses shareholders will pay, the price a shareholder will receive in connection with a repurchase offer and the number of shares an investor will receive upon investing in the Fund. The Fund may need to liquidate certain investments, including illiquid investments, in order to repurchase Shares in connection with a repurchase offer. A subsequent decrease in the valuation of the Fund’s investments after a repurchase offer could potentially disadvantage remaining shareholders to the benefit of shareholders whose Shares were accepted for repurchase. Alternatively, a subsequent increase in the valuation of the Fund’s investments could potentially disadvantage shareholders whose Shares were accepted for repurchase to the benefit of remaining shareholders. Similarly, a subsequent decrease in the valuation of the Fund’s investments after a subscription could potentially disadvantage subscribing investors to the benefit of pre-existing shareholders, and a subsequent increase in the valuation of the Fund’s investments after a subscription could potentially disadvantage pre-existing shareholders to the benefit of subscribing investors. For more information regarding the Fund’s calculation of its NAV, Refer to "DETERMINATION OF NET ASSET VALUE" for more details.

Waiver of Class Action Risk. By purchasing Shares of the Fund, you are bound by the Waiver of Class Action provisions contained in the Fund’s subscription agreement and the Declaration of Trust, which waives your right to participate in a collective legal action against the company for alleged wrongdoing or misconduct. Instead, shareholders might be forced into individual arbitration which can be cost-prohibitive and time-consuming. This limitation could significantly reduce the effectiveness of legal recourse for investors in case of corporate malfeasance, governance issues, or breaches of fiduciary duties. Without the collective strength of a class action, individual shareholders might face challenges in holding the company accountable for potential mismanagement, fraud, or other legal issues. Consequently, this lack of recourse could increase the risks associated with the protection of shareholder interests. Investors should be aware that waiving class action rights might weaken their ability to seek legal remedies collectively, potentially exposing them to higher individual risks and costs in pursuing legal action against the company.

Waiver of Jury Trial Risk. By purchasing Shares of the Fund, you are bound by the Waiver of Jury Trial provisions contained in the Fund’s subscription agreement and the Declaration of Trust, which waives the right to a jury trial, and restricts you from having disputes resolved through a jury in a court of law, instead, disputes would likely be settled through arbitration only. By waiving the jury trial right, investors may lose the opportunity for a trial by their peers, potentially affecting the perceived fairness and impartiality of the legal proceedings.

This limitation might have implications for Shareholders in cases where disputes arise concerning your investment in the Fund or related actions, contracts, or other legal matters. The absence of a jury trial could impact the ability to present their case to a broader audience. Investors should consider the implications of this waiver, understanding that it might impact their ability to pursue legal recourse through a traditional jury trial, potentially affecting the overall risk profile associated with their investment.

Waiver of Section 3819 of the Delaware Statutory Trust Act Risk. By purchasing Shares of the Fund, you are bound by the Waiver of Section 3819 of the Delaware Statutory Trust Act provisions contained in the Fund’s subscription agreement and the Declaration of Trust, which may limit Shareholders' ability to access important Fund information, only to the extent permissible under Investment Company Act. Section 3819 typically pertains to rights of inspection and access to books and records.

MANAGEMENT OF THE FUND

Trustees

Pursuant to the Declaration of Trust and bylaws, the Fund’s business and affairs are managed by the Adviser and subject to the oversight of the Board, which has overall responsibility for monitoring and overseeing the Fund’s management and operations. The Board consists of four members, three of whom are considered Independent Trustees. The Trustees are elected by shareholders and are subject to removal or replacement in accordance with Delaware law and the Declaration of Trust. The Trustees serving on the Board were elected by the organizational Shareholder of the Fund. The Statement of Additional Information provides additional information about the Trustees.

StartInvest serves as the Fund’s investment adviser pursuant to the terms of the Investment Advisory Agreement and subject to the oversight of, and any Fund policies established by, the Board. Pursuant to the Investment Advisory Agreement, the Adviser manages the Fund’s investment portfolio, direct purchases and sales of portfolio securities and reports thereon to the Fund’s officers and Trustees regularly.

The Board, including a majority of the Independent Trustees, oversees and monitors the Fund’s investment performance. After an initial two-year term, the Board will review on an annual basis the Investment Advisory Agreement to determine, among other things, whether the fees payable under the agreement are reasonable in light of the services provided.

Adviser

Startinvest Financial LLC, located at 406 Broadway No 315, Santa Monica, CA 90401, serves as the Fund’s investment adviser under the Investment Advisory Agreement. The Adviser was formed in December 2021 [and registered with the SEC in May 2024].

The Fund has entered into the Investment Advisory Agreement with StartInvest. The Investment Advisory Agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard for its obligations and duties thereunder, the Adviser is not liable for any error of judgment or mistake of law or for any loss the Fund suffers.

In addition, the Fund bears other fees and expenses, which may vary and will affect the total expense ratio of the Fund, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses).

Portfolio Manager

Dr. Seyed Mehrdad Hosseini, also known as Dr. David Hosseini, serves as Chief Investment Officer of the Fund. Having more than 20 years of experience in engineering, computer science, technology, and entrepreneurship, Dr. Hosseini founded Startinvest Financial LLC [and registered the firm with the SEC in May 2024.] Prior to StartInvest, Dr. Hosseini was the founder and CEO of an engineering company, where his technical and engineering background helped in seismic retrofitting of thousands of apartment units in Los Angeles. Dr. Hosseini used his financial management expertise to manage a portfolio of more than a thousand project. Prior to that Dr. Hosseini, served as a Seismologist with AECOM where he utilized machine learning algorithms, big data, high performance computing, and artificial intelligence to model seismic activity and ground motion. Dr. David Hosseini, holds a Ph.D. degree in Structural Engineering from the University of Memphis.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities.

Control Persons

A control person generally is a person who beneficially owns more than 25% of the voting securities of a company or has the power to exercise control over the management or policies of such company. To the knowledge of the Fund and except as noted below, as of July 22, 2024, no persons were deemed to control the Fund.

Startinvest Financial LLC has provided an initial investment in the Fund. For so long as Startinvest Financial LLC has a greater than 25% interest in the Fund, Startinvest Financial LLC may be deemed be a “control person” of the Fund for purposes of the 1940 Act. However, it is expected that once the Fund commences investment operations and its Shares are sold to the public, StartInvest’s control will be diluted until such time as the Fund is controlled by its unaffiliated shareholders.

Administrator, Custodian and Transfer Agent

The Fund and The [      ], located at [  ] (“Administrator”), have entered into a fund administration and accounting agreement (“Administration Agreement”). Under the Administration Agreement, the Administrator provides the Fund with administrative and fund accounting services, including providing certain operational, clerical, recordkeeping and/or bookkeeping services.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

The Fund pays the Administrator for its services under the Administration Agreement. In addition, the Fund bears the expense for certain administrative services that the Administrator provides and will reimburse the Administrator for the cost of such services. See “Fund Expenses” below.

The [      ] (“Custodian”), located at [  ], serves as custodian for the Fund pursuant to a custody agreement between the Fund and the Custodian. As the Fund’s custodian, the Custodian holds the Fund’s assets. The Custodian may be reimbursed by the Fund for its out-of-pocket expenses.

[      ], located at [  ], serves as the Fund’s transfer agent (“Transfer Agent”) pursuant to a transfer agency and service agreement.

FUND EXPENSES

The Adviser bears all of its own costs incurred in providing investment advisory services to the Fund. As described below, however, the Fund bears all other expenses incurred in the business and operation of the Fund, including amounts that the Fund reimburses to [      ] for certain administrative services that [      ] provides or arranges at its expense to be provided to the Fund pursuant to the Administration Agreement. The services provided pursuant to the Administration Agreement include providing office space and other support services, maintaining and preserving certain records, preparing and filing various materials with state and U.S. federal regulators, providing general ledger accounting, fund accounting, legal services, investor relations and other administrative services and arranging for payment of the Fund’s expenses.

Expenses borne directly by the Fund include:

•	corporate and organization costs relating to offerings of Shares;

•	the cost of calculating the NAV of Shares, including the cost of any third-party pricing or valuation services;

•	the cost of effecting sales and repurchases of Shares and other securities;

•	the Management Fee;

•

investment related expenses (e.g., expenses that, in the Adviser’s discretion, are related to the investment of the Fund’s assets, whether or not such investments are consummated), including, as applicable, brokerage commissions, borrowing charges on securities sold short, clearing and settlement charges, recordkeeping, interest expense, dividends on securities sold but not yet purchased, margin fees, investment related travel and lodging expenses and research-related expenses;

•	professional fees relating to investments, including expenses of consultants, investment bankers, attorneys, accountants and other experts;

•

fees and expenses relating to software tools, programs or other technology (including risk management software, fees to risk management services providers, third-party software licensing, implementation, data management and recovery services and custom development costs);

•

research and market data (including news and quotation equipment and services, and any computer hardware and connectivity hardware (e.g., telephone and fiber optic lines) incorporated into the cost of obtaining such research and market data);

•	all costs and charges for equipment or services used in communicating information regarding the Fund’s transactions among the Adviser and any custodian or other agent engaged by the Fund;

•	transfer agent and custodial fees;

•	fees and expenses associated with marketing efforts;

•	Hosting fees;

•	federal and any state registration or notification fees;

•	federal, state and local taxes;

•	fees and expenses of Trustees not also serving in an executive officer capacity for the Fund or the Adviser;

•	the costs of preparing, printing and mailing reports and other communications, including tender offer correspondence or similar materials, to Shareholders;

•	fidelity bond, Trustees and officers errors and omissions liability insurance and other insurance premiums;

•	direct costs such as printing, mailing, long distance telephone and staff;

•	overhead costs, including rent, office supplies, utilities and capital equipment;

•	legal expenses (including those expenses associated with preparing the Fund’s public filings, attending and preparing for Board meetings, as applicable, and generally serving as counsel to the Fund);

•	external accounting expenses (including fees and disbursements and expenses related to the annual audit of the Fund and the preparation of the Fund’s tax information);

•	costs associated with reporting and compliance obligations under the 1940 Act and applicable federal and state securities laws, including compliance with The Sarbanes-Oxley Act of 2002;

•

all other expenses incurred by the Fund and [      ] in connection with administering the Fund’s business, including expenses incurred by [      ] in performing administrative services for the Fund and administrative personnel paid by [      ], to the extent they are not controlling persons of [      ] or any of their respective affiliates, subject to the limitations included in the Administration Agreement; and

•

any expenses incurred outside of the ordinary course of business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceeding and indemnification expenses as provided for in the Fund’s organizational documents.

Except as otherwise described in this prospectus, the Adviser and [      ] will be reimbursed by the Fund, as applicable, for any of the above expenses that it pays on behalf of the Fund, including administrative expenses it incurs on such entity’s behalf.

Organization and Offering Costs

The Adviser will incur the Fund’s organizational costs and the initial offering costs associated with the Fund’s continuous offering of Shares. Pursuant to the Expense Limitation Agreement between the Fund and the Adviser, the Fund will be obligated to reimburse the Adviser for any such payments within two years of the Adviser incurring such expenses subject to the limitation that Advisor’s reimbursement will be made subject to the Expense Limitation Agreement.

Hosting Plan Agreement

Per Hosting Plan Agreement between the Fund and Startinvest Markets Inc, the Fund pays the Fund’s Website operator, Startinvest Markets Inc, a Hosting fee, payable monthly in arrears, at the annual amount of [  ]. As used throughout this prospectus, “Hosting fee” shall refer, collectively, to the fee for hosting, updating and upkeeping of the Fund’s Website. The Hosting fee for any partial month will be appropriately prorated. The Hosting Plan Agreement is a yearly agreement, and Startinvest Markets Inc and the Board may annually update and renew the Hosting Plan Agreement. The Fund will not pay Startinvest Markets Inc any sales commissions for hosting this offering on the Fund’s Website; however, Startinvest Markets Inc may earn Hosting fees. This offering is being made on a “best efforts” basis. Other than the Hosting fees (which are indirectly borne by the Fund’s shareholders), there is no fee imposed on the Fund’s shareholders arising out of the Fund’s Website.

MANAGEMENT FEES

Pursuant to an investment management agreement between the Advisor and the Fund (the “Investment Management Agreement”), the Fund has agreed to pay the Advisor a monthly management fee at an annual rate equal to [  ]% of the average daily value of the Fund’s Managed Assets. “Managed Assets” means the total assets of the Fund, (including any assets attributable to money borrowed for investment purposes) minus the sum of the Fund’s accrued liabilities (other than money borrowed for investment purposes). This means that during periods in which the Fund is using leverage, the fee paid to the Advisor will be higher than if the Fund did not use leverage because the fee is calculated as a percentage of the Fund’s Managed Assets, which include those assets purchased with leverage.

Expense Limitation Agreement. Pursuant to the Expense Limitation Agreement between the Fund and the Advisor, the Advisor has agreed to waive and/or reimburse certain operating and other expenses of the Fund in order to limit certain expenses to [  ]% of the Fund’s average daily value of the net assets of each share class. Subject to the terms of the Expense Limitation Agreement, expenses borne by the Advisor in the prior two fiscal years of the Fund are subject to recoupment by the Advisor. Such recoupment arrangement will terminate on [ ]. The Fund will carry forward any waivers and/or reimbursements of fees and expenses in excess of the Expense Cap and repay the Advisor such amount provided the Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment after giving effect to the repayment. The Expense Limitation Agreement continues from year to year if approved by a majority of the Fund’s Independent Trustees. The current term of the Expense Limitation Agreement expires on [ ]. Expenses covered by the Expense Cap include all of the Fund’s expenses other than those expressly excluded by the Expense Cap. Expenses covered by the Expense Cap include, without limitation, custodial, accounting and administrative services (e.g., expenses incurred in connection with: reconciling cash and investment balances with the Fund’s custodian; calculating contractual expenses, including management fees; determining net income; arranging for the computation of the Fund’s NAV; preparing the Fund’s Statement of Assets and Liabilities, Statement of Operations and Statements of Changes in Net Assets; preparing the Fund’s annual and semi-annual reports; receiving and tabulating proxies; maintaining the register of shareholders, including any transfer or repurchase of common shares; arranging for the calculation of the issue and repurchase price of Shares; preparing repurchase offer notices and performing all work associated with repurchase offers; allocating income, expenses, gains and losses; issuing reports and transaction statements to Fund shareholders), any ongoing organizational expenses, and all initial and ongoing offering expenses (other than any applicable sales load). Expenses excluded from the Expense Cap are limited to (i) the investment advisory fee; (ii) interest expense and other financing costs, if any; (iii) portfolio transaction and other investment-related costs (including acquired fund fees and expenses, brokerage commissions, commitment fees on leverage facilities, prime broker fees and expenses and dividend expenses related to short sales); (iv) taxes; (v) any other extraordinary expenses not incurred in the ordinary course of the Fund’s business (including, without limitation, litigation expenses); and (vi) if applicable, an ongoing Distribution and Servicing Fee).

A discussion regarding the basis for the approval of the Investment Management Agreement by the Board is available in the Fund’s Semi-Annual Report to shareholders for the fiscal period ended [  ].

In addition to the fees paid to the Advisor, the Fund pays all other costs and expenses of its operations, including Hosting fees pursuant to the Hosting Plan Agreement, compensation of its Trustees (other than those affiliated with the Advisor), custodian expenses, leveraging expenses, transfer and dividend disbursing agent expenses, Transfer Agent Expenses, legal fees, rating agency fees, listing fees and expenses, expenses of independent auditors, expenses of repurchasing shares, expenses of preparing, printing and distributing shareholder reports, notices, proxy statements and reports to governmental agencies and taxes, if any.

DETERMINATION OF NET ASSET VALUE

The NAV of the Shares of an applicable class of the Fund will be computed based upon the value of the Fund’s portfolio securities and other assets. The NAV per Share of an applicable class will be determined as of the close of the regular trading session on the NYSE (normally 4:00 p.m., Eastern time) on each business day on which the NYSE is open for trading. The Fund calculates NAV per Share of an applicable class by subtracting the Fund’s liabilities (including accrued expenses, dividends payable and any borrowings of the Fund), and the liquidation value of any outstanding preferred shares of the Fund from the Fund’s total assets (the value of the securities the Fund holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of Shares of the Fund outstanding.

As discussed in further detail herein, although the Fund will determine its NAV daily, such NAV is subject to valuation risk.

Valuation of assets held by the Fund is as follows:

Options, Futures, Swaps and Other Derivatives. Exchange-traded equity options for which market quotations are readily available are valued at the mean of the last bid and ask prices as quoted on the exchange or the board of trade on which such options are traded. In the event that there is no mean price available for an exchange traded equity option held by the Fund on a day on which the Fund values such option, the last bid (long positions) or ask (short positions) price, if available, will be used as the value of such option. If no bid or ask price is available on a day on which the Fund values such option, the prior day’s price will be used, unless the Advisors determine that such prior day’s price no longer reflects the fair value of the option in which case such option will be treated as a fair value asset. OTC derivatives may be valued using a mathematical model which may incorporate a number of market data factors. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price or settle price as of the close of such exchanges. Swap agreements and other derivatives are generally valued daily based upon quotations from market makers or by a pricing service in accordance with the Valuation Procedures.

Equity Investments. Equity securities traded on a recognized securities exchange (e.g., NYSE), on separate trading boards of a securities exchange or through a market system that provides contemporaneous transaction pricing information (each, an “Exchange”) are valued using information obtained via independent pricing services generally at the Exchange closing price or if an Exchange closing price is not available, the last traded price on that Exchange prior to the time as of which the assets or liabilities are valued. However, under certain circumstances, other means of determining current market value may be used. If an equity security is traded on more than one Exchange, the current market value of the security where it is primarily traded generally will be used. In the event that there are no sales involving an equity security held by the Fund on a day on which the Fund values such security, the last bid (long positions) or ask (short positions) price, if available, will be used as the value of such security. If the Fund holds both long and short positions in the same security, the last bid price will be applied to securities held long and the last ask price will be applied to securities sold short. If no bid or ask price is available on a day on which the Fund values such security, the prior day’s price will be used, unless the Advisor determines that such prior day’s price no longer reflects the fair value of the security, in which case such asset would be treated as a Fair Value Asset (as defined below).

Underlying Funds. Shares of underlying open-end funds (including money market funds) are valued at NAV. Shares of underlying exchange-traded closed-end funds and ETFs will be valued at their most recent closing price.

General Valuation Information. In determining the market value of portfolio investments, the Fund may employ independent third-party pricing services, which may use, without limitation, a matrix or formula method that takes into consideration market indexes, matrices, yield curves and other specified inputs and assumptions. This may result in the assets being valued at a price different from the price that would have been determined had the matrix or formula method not been used. The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for assets that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

All cash, receivables and current payables are carried on the Fund’s books at their fair value.

Prices obtained from independent third party pricing services, broker-dealers or market makers to value the Fund’s securities and other assets and liabilities are based on information available at the time the Fund values its assets and liabilities. In the event that a pricing service quotation is revised or updated subsequent to the day on which the Fund valued such security, the revised pricing service quotation generally will be applied prospectively. Such determination will be made considering pertinent facts and circumstances surrounding the revision.

In the event that application of the methods of valuation discussed above result in a price for a security which is deemed not to be representative of the fair market value of such security, the security will be valued by, under the direction of or in accordance with a method approved by the Advisor, the Fund’s valuation designee, as reflecting fair value. All other assets and liabilities (including securities for which market quotations are not readily available) held by the Fund (including restricted securities) are valued at fair value as determined in good faith by the Advisor pursuant to the Valuation Procedures. Any assets and liabilities which are denominated in a foreign currency are translated into U.S. dollars at the prevailing market rates. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of the Fund’s shares may change on days when an investor is not able to purchase shares or have their shares repurchased by the Fund. The calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

Fair Value. When market quotations are not readily available or are believed by the Advisor to be unreliable, the Fund’s investments are valued at fair value (“Fair Value Assets”). Fair Value Assets are valued by the Advisor in accordance with the Valuation Procedures. Pursuant to Rule 2a-5 under the Investment Company Act, the Board has designated the Advisor as the valuation designee for the Fund. The Advisor may reasonably conclude that a market quotation is not readily available or is unreliable if, among other things, a security or other asset or liability does not have a price source due to its complete lack of trading, if the Advisor believes a market quotation from a broker-dealer or other source is unreliable (e.g., where it varies significantly from a recent trade, or no longer reflects the fair value of the security or other asset or liability subsequent to the most recent market quotation), or where the security or other asset or liability is only thinly traded or due to the occurrence of a significant event subsequent to the most recent market quotation. For this purpose, a “significant event” is deemed to occur if the Advisor determines, in its reasonable business judgment, that an event that has occurred after the close of trading for an asset or liability but prior to or at the time of pricing the Fund’s assets or liabilities, is likely to cause a material change to the last exchange closing price or closing market price of one or more assets or liabilities held by the Fund. On any day the NYSE is open and a foreign market or the primary exchange on which a foreign asset or liability is traded is closed, such asset or liability will be valued using the prior day’s price, provided that the Advisor is not aware of any significant event or other information that would cause such price to no longer reflect the fair value of the asset or liability, in which case such asset or liability would be treated as a Fair Value Asset. For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets following the close of the local markets to the price that might have prevailed as of the Fund’s pricing time.

The Advisor expects that majority of the Fund’s net assets may be valued at fair value. See “DETERMINATION OF NET ASSET VALUE - Fair Value” and “Types of Investments and Related Risks – Valuation Risk.".

The Advisor’s Rule 2a-5 Committee is responsible for reviewing and approving methodologies by investment type and significant inputs used in the fair valuation of Fund assets or liabilities. In addition, the Fund’s accounting agent assists the Advisor by periodically endeavoring to confirm the prices it receives from all third-party pricing services, index providers and broker-dealers. The Advisor regularly evaluates the values assigned to the securities and other assets and liabilities of the Fund.

When determining the price for a Fair Value Asset, the Advisor will seek to determine the price that the Fund might reasonably expect to receive from the current sale of that asset or liability in an arm’s-length transaction on the date on which the asset or liability is being valued and does not seek to determine the price the Fund might reasonably expect to receive for selling an asset or liability at a later time or if it holds the asset or liability to maturity. Fair value determinations will be based upon all available factors that the Advisor deems relevant at the time of the determination, and may be based on analytical values determined by the Advisor using proprietary or third-party valuation models. Fair value represents a good faith approximation of the value of an asset or liability. When determining the fair value of an investment, one or more fair value methodologies may be used (depending on certain factors, including the asset type). For example, the investment may be initially priced based on the original cost of the investment or, alternatively, using proprietary or third-party models that may rely upon one or more unobservable inputs. Prices of actual, executed or historical transactions in the relevant investment (or comparable instruments) or, where appropriate, an appraisal by a third-party experienced in the valuation of similar instruments, may also be used as a basis for establishing the fair value of an investment.

The fair value of one or more assets or liabilities may not, in retrospect, be the price at which those assets or liabilities could have been sold during the period in which the particular fair values were used in determining the Fund’s NAV. As a result, the Fund’s sale or repurchase of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

The Fund’s annual audited financial statements, which are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”), follow the requirements for valuation set forth in Financial Accounting Standards Board Accounting Standards Codification Topic 820, “Fair Value Measurements and Disclosures” (“ASC 820”), which defines and establishes a hierarchical disclosure framework for measuring fair value under US GAAP and expands financial statement disclosure requirements relating to fair value measurements.

The three-level hierarchy for fair value measurement is defined as follows:

• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the overall fair value measurement. The Advisor’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to the investment.

The Fund expects that it will hold a high proportion of Level 3 investments relative to its total investments, which is directly related to the Fund’s investment philosophy and target portfolio.

Generally, ASC 820 and other accounting rules applicable to funds and various assets in which they invest are evolving and subject to change. Such changes may adversely affect the Fund. For example, the evolution of rules governing the determination of the fair market value of assets or liabilities, to the extent such rules become more stringent, would tend to increase the cost and/or reduce the availability of third-party determinations of fair market value. This may in turn increase the costs associated with selling assets or affect their liquidity due to the Fund’s inability to obtain a third-party determination of fair market value.

The Advisor and its affiliates may act as investment advisers to other clients that may invest in securities for which no public market price exists. Valuation determinations by the Advisor or its affiliates for other clients may result in different values than those ascribed to the same security owned by the Fund. Consequently, the fees charged to the Fund may be different than those charged to other clients, given that the method of calculating the fees takes the value of all assets, including assets carried at different valuations, into consideration.

The Fund reserves the right to reprocess purchase or repurchase transactions that were initially processed at an NAV that is subsequently adjusted and to recover amounts from (or distribute amounts to) shareholders accordingly based on the adjusted NAV. There are various scenarios in which the Fund may reprocess a purchase or repurchase transaction, including, but not limited to, a material NAV error resulting from incorrect or late pricing of a security or to effect an as-of trade. In these instances, all transactions occurring subsequent to an incorrect NAV are reprocessed with the corrected NAV through the current date.

Suspension of Calculation of Net Asset Value. There may be circumstances where it may not be practicable to determine the Fund’s NAV, including, but not limited to any period in which the NYSE is closed other than weekends or holidays, or if permitted by the rules of the SEC, when trading on the NYSE is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period as permitted by the SEC for the protection of investors. In such circumstances, calculation of the Fund’s NAV may be suspended. The Fund will not accept subscriptions for Shares if the calculation of NAV is suspended and such suspension may require the suspension or postponement of a pending or scheduled repurchase offer by the Fund. Notwithstanding a suspension of the calculation of NAV, the Fund will be required to determine the value of its assets and report NAV in its semi-annual and annual reports to shareholders, and in its reports on Form N-PORT filed with the SEC. Calculation of the Fund’s NAV will resume after the Advisor, in its discretion, determines that conditions no longer require suspension of the calculation of NAV.

CONFLICTS OF INTEREST

The Adviser has a fiduciary duty to act in the best of interest of its clients, to treat all clients equitably, and to disclose all material facts, including potential conflicts of interest. Potential conflicts of interest may arise from time to time between a portfolio manager’s management of the investments of the Fund, on the one hand, and the management of other accounts, on the other (“side-by-side management”). Since the Adviser may manage accounts other than the Fund, its duty of loyalty to one client may at times conflict with its duty of loyalty to another client, particularly with respect to allocating trades. Other accounts managed by the Adviser’s portfolio manager might have similar investment objectives or strategies as the Fund or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. The other accounts might also have different investment objectives or strategies than the Fund. Based on this relationship, the potential conflicts of interest that may arise from the Adviser’s side-by-side management of the Fund and other accounts include: limitation of trading based on the Adviser’s knowledge of Fund and/or other account trading; inability to take advantage of certain investment opportunities; possibility of contrary positions amongst the Fund and other accounts; issues related to aggregation and allocation of trades; and potential exposure to soft dollars.

To address and mitigate the potential conflicts of interest referenced above, the Adviser has adopted and implemented written policies and procedures to provide for fair and equitable treatment of all its clients. These policies and procedures include: aggregation and allocation of trades; insider trading; side-by-side management; soft dollars; and portfolio management/trading. Also, the Adviser has adopted and implemented a Code of Ethics that prohibits Adviser employees and “access persons” (as defined by the Advisers Act) from engaging in prohibited personal securities transactions and fraudulent behavior such as insider-trading. According to its policies and procedures, the Adviser, among other things, must:

1.	Treat each client fairly as to the securities purchased or sold for its account.

2.	Treat each client fairly with respect to priority of execution of orders.

3.	Treat each client fairly in the aggregation and allocation of investment opportunities.

4.	Review and affirm that all client trading is in compliance with each client’s investment objective.

5.	Fully disclose the nature and extent of a conflict of interest prior to the transaction, including any direct or indirect compensation the Adviser receives in connection with the transaction.

6.	Have a reasonable belief that the investment is in the client's best interest; and

7.	Ensure compliance with any relevant procedures set forth in the Adviser's Code of Ethics.

Finally, the Adviser has a designated CCO who is responsible for administering the Adviser’s policies and procedures, which includes regular reviews of the adequacy of the Adviser’s compliance program, and regular reports thereon to senior management and the Fund’ Board.

SHARE REPURCHASE PROGRAM

No Right of Redemption.

No shareholder will have the right to require the Fund to redeem its Shares. No public market exists for the Shares, and none is expected to develop. Consequently, investors will not be able to liquidate their investment other than as a result of repurchases of Shares by the Fund, as described below.

 Repurchase Offers

The Fund does not currently intend to list its Shares on any securities exchange and does not expect any secondary market for them to develop in the foreseeable future. Therefore, Shareholders should expect that they will be unable to sell their Shares for an indefinite time or at a desired price. No Shareholder will have the right to require the Fund to repurchase such Shareholder’s Shares or any portion thereof. Shareholders may not exchange their shares of the Fund for shares of any other registered investment company. Because no public market exists for the Shares, and none is expected to develop in the foreseeable future, Shareholders will not be able to liquidate their investment, other than through the Fund’s share repurchase program, or, in limited circumstances, as a result of transfers of Shares to other investors. Thus, the Shares are appropriate only as a long-term investment. In addition, the Fund’s repurchase offers may subject the Fund and Shareholders to special risks.

To provide Shareholders with limited liquidity, the Fund is structured as an “interval fund” and intends to conduct annual offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act, unless such offer is suspended or postponed in accordance with regulatory requirements (as discussed below). In connection with any given repurchase offer, it is expected that the Fund will offer to repurchase only the minimum amount of 5% of its outstanding Shares. Annual repurchases occur in the month of [  ]. The offer to purchase Shares on a annual basis is a fundamental policy that may not be changed without the vote of the holders of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act). The Repurchase Offer Notice is sent to Shareholders at least 21 calendar days and no more than 42 calendar days before the Repurchase Request Deadline. The Fund expects to determine the NAV applicable to repurchases on the Repurchase Request Deadline. However, the NAV will be calculated no later than the Repurchase Pricing Date, although the NAV is expected to be determined on the Repurchase Request Deadline. The Fund expects to distribute payment or in kind distributions to Shareholders between one and three business days after the Repurchase Pricing Date and will distribute such payment no later than seven calendar days after such Date.

The Fund also has the right to repurchase all of a shareholder’s Shares at any time if the aggregate value of such shareholder’s Shares is, at the time of such compulsory repurchase, less than the minimum initial investment applicable for the Fund.

If the Fund’s Website crashes or otherwise malfunctions, the Fund will be able to process shareholder purchase orders and repurchase requests outside of the website. If you would like to submit a purchase order or repurchase request but are unable to do so because the Fund’s Website is not working or is malfunctioning, please call the StartInvest at 424-303-3666 or email StartInvest at info@startinvest.com for information about how you may submit your purchase order or repurchase request outside the Fund’s Website.

Determination of Repurchase Offer Amount

The Board, or a committee thereof, in its sole discretion, will determine the number of Shares that the Fund will offer to repurchase (the “Repurchase Offer Amount”) for a given Repurchase Request Deadline. The Repurchase Offer Amount, however, will be no less than 5% and no more than 25% of the total number of Shares outstanding on the Repurchase Request Deadline.

If Shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund will repurchase the Shares on a pro rata basis. However, the Fund may accept all Shares tendered for repurchase by Shareholders who own less than one hundred Shares and who tender all of their Shares, before prorating other amounts tendered.

Notice to Shareholders

No less than 21 days and more than 42 days before each Repurchase Request Deadline, the Fund shall send to each Shareholder of record and to each beneficial owner of the Shares that are the subject of the repurchase offer a notification (“Shareholder Notification”). The Shareholder Notification will contain information Shareholders should consider in deciding whether to tender their Shares for repurchase. The notice also will include detailed instructions on how to tender shares for repurchase, state the Repurchase Offer Amount and identify the dates of the Repurchase Request Deadline, the scheduled Repurchase Pricing Date, and the date the repurchase proceeds are scheduled for payment (the “Repurchase Payment Deadline”). The notice also will set forth the NAV that has been computed no more than seven days before the date of notification, and how Shareholders may ascertain the NAV after the notification date.

Repurchase Price

The repurchase price of the shares will be the NAV of the share class as of the close of regular trading on the NYSE on the Repurchase Pricing Date. The notice of the repurchase offer also will provide information concerning the NAV, such as the NAV as of a recent date or a sampling of recent NAVs.

Repurchase Amounts and Payment of Proceeds

Shares tendered for repurchase by shareholders prior to any Repurchase Request Deadline will be repurchased subject to the aggregate Repurchase Offer Amount established for that Repurchase Request Deadline. Payment pursuant to the repurchase offer will be made by check to the Shareholder’s address of record, or credited directly to a predetermined bank account on the Purchase Payment Date, which will be no more than seven days after the Repurchase Pricing Date. The Board may establish other policies for repurchases of shares that are consistent with the 1940 Act, regulations thereunder and other pertinent laws.

If Shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund may, but is not required to, repurchase an additional amount of Shares not to exceed 2.00% of the outstanding Shares of the Fund on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if Shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2.00% of the outstanding Shares on the Repurchase Request Deadline, the Fund will repurchase the Shares on a pro rata basis. However, the Fund may accept all Shares tendered for repurchase by Shareholders who own less than one hundred Shares and who tender all of their Shares, before prorating other amounts tendered.

Subject to applicable federal law, including the 1940 Act, the redemption price may in any case or cases be paid wholly or partly in kind if the Trustees determine in their sole discretion that such payment is advisable in the interest of the remaining Shareholders of the Trust or any applicable Series for which the Shares are being redeemed, and the fair value, selection and quantity of securities or other property so paid or delivered as all or part of the redemption price may be determined by or under authority of the Trustees in their sole discretion. In no case shall the Trust be liable for any delay of any corporation or other Person in transferring securities selected for delivery as all or part of any payment in kind. The Trustees may specify conditions, prices, and places of redemption, and may specify binding requirements for the proper form or forms of requests for redemption or repurchase. Payment of the redemption or repurchase price may be wholly or partly in securities or other assets at the value of such securities or assets used in such determination of net asset value, or may be in cash.

With respect to any required minimum distributions from an IRA or other qualified retirement plan in which Shares are held, it is the obligation of the shareholder to determine the amount of any such required minimum distribution and to otherwise satisfy the required minimum. In the event that shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund will repurchase the shares on a pro rata basis, which may result in the Fund not repurchasing the full amount of a required minimum distribution requested by a shareholder.

DESCRIPTION OF CAPITAL STRUCTURE

The following description is based on relevant portions of the Delaware Statutory Trust Act, as amended, and on the Fund’s Declaration of Trust and bylaws. This summary is not intended to be complete. Please refer to the Delaware Statutory Trust Act, as amended, and the Declaration of Trust and bylaws, copies of which have been filed as exhibits to the registration statement of which this prospectus forms a part, for a more detailed description of the provisions summarized below.

Shares of Beneficial Interest

The Declaration of Trust authorizes the Fund’s issuance of an unlimited number of Shares of beneficial interest of each class, no par value per share. Pursuant to the Declaration of Trust and as permitted by Delaware law, Shareholders are entitled to the same limitation of personal liability extended to stockholders of private corporations organized for profit under the General Corporation Law of the State of Delaware, as amended (the “DGCL”) and therefore generally will not be personally liable for the Fund’s debts or obligations.

The following table sets forth information about the Fund’s outstanding Shares as of [ ]:

Title of Class	Amount Authorized	Account Held by the Fund or for its Account	Amount Outstanding Exclusive of Amount Held by the Fund or for its Account
Common shares of beneficial interest, no par value per share	Unlimited	None	[ ]

Shares

Under the terms of the Declaration of Trust, all Shares, when consideration for Shares is received by the Fund, will be fully paid and nonassessable. Distributions may be paid to Shareholders if, as and when authorized and declared by the Board. Shares will have no preference, preemptive, appraisal, conversion or redemption rights, and will be freely transferable, except where their transfer is restricted by law or contract. The Declaration of Trust provides that the Board shall have the power to repurchase or redeem Shares. In the event of the Fund’s dissolution, after the Fund pays or adequately provides for the payment of all claims and obligations of the Fund, and upon the receipt of such releases, indemnities and refunding agreements deemed necessary by the Board, each Share will be entitled to receive, according to its respective rights, a pro rata portion of the Fund’s assets available for distribution, subject to any preferential rights of holders of the Fund’s outstanding preferred Shares, if any. Each whole Share will be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share will be entitled to a proportionate fractional vote. Shareholders shall be entitled to vote on all matters on which a vote of Shareholders is required by the 1940 Act, the Declaration of Trust or a resolution of the Board. There will be no cumulative voting in the election or removal of Trustees. Under the Declaration of Trust, the Fund is not required to hold annual meetings of Shareholders. The Fund only expects to hold Shareholder meetings to the extent required by the 1940 Act or pursuant to special meetings called by the Board or a majority of Shareholders.

Preferred Shares and Other Securities

The Declaration of Trust provides that the Board may, subject to the Fund’s investment policies and restrictions and the requirements of the 1940 Act, authorize and cause the Fund to issue securities of the Fund other than Shares (including preferred Shares, debt securities or other senior securities), by action of the Board without the approval of Shareholders. The Board may determine the terms, rights, preferences, privileges, limitations and restrictions of such securities as the Board sees fit.

Preferred Shares could be issued with rights and preferences that would adversely affect Shareholders. Preferred Shares could also be used as an anti-takeover device. Every issuance of preferred Shares will be required to comply with the requirements of the 1940 Act. The 1940 Act requires, among other things, that (i) immediately after issuance of preferred Shares and before any distribution is made with respect to the Shares and before any purchase of Shares is made, the aggregate involuntary liquidation preference of such preferred Shares together with the aggregate involuntary liquidation preference or aggregate value of all other senior securities must not exceed an amount equal to 50% of the Fund’s total assets after deducting the amount of such distribution or purchase price, as the case may be; and (ii) the holders of preferred Shares, if any are issued, must be entitled as a class to elect two Trustees at all times and to elect a majority of the Trustees if distributions on such preferred Shares are in arrears by two years or more. Certain matters under the 1940 Act require the separate vote of the holders of any issued and outstanding preferred Shares.

Limitation on Liability of Trustees and Officers; Indemnification and Advance of Expenses

Pursuant to the Declaration of Trust, Trustees and officers of the Fund will not be subject in such capacity to any personal liability to the Fund or Shareholders, unless the liability arises from bad faith, willful misfeasance, gross negligence or reckless disregard for the Trustee’s or officer’s duty.

Except as otherwise provided in the Declaration of Trust, the Fund will indemnify and hold harmless any current or former Trustee or officer of the Fund against any liabilities and expenses (including reasonable attorneys’ fees relating to the defense or disposition of any action, suit or proceeding with which such person is involved or threatened), while and with respect to acting in the capacity of a Trustee or officer of the Fund, except with respect to matters in which such person did not act in good faith in the reasonable belief that his or her action was in the best interest of the Fund, or in the case of a criminal proceeding, matters for which such person had reasonable cause to believe that his or her conduct was unlawful. In accordance with the 1940 Act, the Fund will not indemnify any Trustee or officer for any liability to which such person would be subject by reason of his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of his or her position. The Fund will provide indemnification to Trustees and officers prior to a final determination regarding entitlement to indemnification as described in the Declaration of Trust.

[Pursuant to the Declaration of Trust, the Fund will advance the expenses of defending any action for which indemnification is sought if the Fund receives a written undertaking by the indemnitee which provides that the indemnitee will reimburse the Fund unless it is subsequently determined that the indemnitee is entitled to such indemnification.]

Number of Trustees; Appointment of Trustees; Vacancies; Removal

The Declaration of Trust provides that the number of Trustees shall be determined by a majority of the Trustees then in office. As set forth in the Declaration of Trust, a Trustee’s term of office shall continue until the earlier of the election of his or her successor, or his or her death, resignation or removal. Subject to the provisions of the 1940 Act, individuals may be appointed by the Trustees at any time to fill vacancies on the Board by the appointment of such persons by a majority of the Trustees then in office. To the extent that the 1940 Act requires that Trustees be elected by Shareholders, any such Trustees will be elected by a plurality of all Shares voted at a meeting of Shareholders at which a quorum is present.

The Declaration of Trust provides that any Trustee may be removed (provided that after the removal the aggregate number of Trustees is not less than the minimum required by the Declaration of Trust) with or without cause at any time by a written instrument signed by at least two-thirds (2/3) of the remaining Trustees or at a meeting by action of at least two-thirds (2/3) of the remaining Trustees.

Action by Shareholders

Subject to the 1940 Act, the Declaration of Trust or a resolution of the Board specifying a greater or lesser vote requirement, the affirmative vote of a majority of Shares present in person or represented by proxy at a meeting and entitled to vote on the subject matter shall be the act of the Shareholders with respect to any matter submitted to a vote of the Shareholders. The Board may, in its sole discretion, determine that a meeting of Shareholders may be held solely by means of remote communication. If authorized by the Board, in its sole discretion, and subject to such guidelines and procedures as the Board may adopt, Shareholders and proxyholders not physically present at a meeting of Shareholders may, by means of remote communication: (i) participate in a meeting of Shareholders; and (ii) be deemed present in person and vote at a meeting of Shareholders whether such meeting is to be held at a designated place or solely by means of remote communication, provided that certain conditions are met.

Amendment of Declaration of Trust and Bylaws

Subject to the provisions of the 1940 Act, pursuant to the Declaration of Trust, the Board may amend the Declaration of Trust without any vote of Shareholders. Pursuant to the Declaration of Trust and bylaws, the Board has the exclusive power to amend or repeal the bylaws or adopt new bylaws at any time.

No Appraisal Rights

In certain extraordinary transactions, some jurisdictions provide the right to dissenting Shareholders to demand and receive the fair value of their Shares, subject to certain procedures and requirements set forth in such statute. Those rights are commonly referred to as appraisal rights. The Declaration of Trust provides that Shares shall not entitle Shareholders to appraisal rights. Holders of Shares have no conversion, exchange, sinking fund or appraisal rights, no pre-emptive rights to subscribe for any securities of the Fund and no preferential rights to distributions.

Conflict with Applicable Laws and Regulations

The Declaration of Trust provides that if and to the extent that any provision of the Declaration of Trust conflicts with any provision of the 1940 Act, the provisions under the Code applicable to the Fund as a RIC or other applicable laws and regulations, the conflicting provision shall be deemed never to have constituted a part of the Declaration of Trust; provided, however, that such determination shall not affect any of the remaining provisions of the Declaration of Trust or affect the validity of any action taken or omitted to be taken prior to such determination.

Liquidation Rights

In the event of a liquidation, termination or winding up of the Fund, whether voluntary or involuntary, the Fund will first pay or provide for payment of the Fund’s debts and other liabilities, including the liquidation preferences of any class of Preferred Shares. Thereafter, holders of the Fund’s Common Shares will share in the funds of the Fund remaining for distribution pro rata in accordance with their respective interests in the Fund.

Agreement to be Bound by the Declaration of Trust and bylaws; Power of Attorney; Waiver of Jury Trial

By purchasing a Share, you will be admitted as a member of the Fund and will be bound by the provisions of, and deemed to be a party to, the Declaration of Trust and bylaws. Shareholders should be aware that the Declaration of Trust and bylaws requires that a shareholder’s right to a jury trial be waived to the fullest extent permitted by law in any litigation relating to the shareholder’s investment in the Fund. The waiver of a jury trial may limit a shareholder’s ability to litigate a claim in a manner that is more favorable to the shareholder. Other investment companies may not impose a similar limitation. A court may choose not to enforce this provision of Declaration of Trust and bylaws.

Pursuant to the Declaration of Trust and bylaws, each Shareholder and each person who acquires a Share from a Shareholder grants to the Directors and officers of the Fund a power of attorney to, among other things, execute and file documents required for the Fund’s qualification, continuance or dissolution. The power of attorney also grants the Directors and officers of the Fund the authority to make certain amendments to, and to execute and deliver such other documents as may be necessary or appropriate to carry out the provisions or purposes of, the Declaration of Trust and bylaws.

Termination and Dissolution

The Fund will continue as a Delaware statutory trust until terminated under the Declaration of Trust and bylaws. The Fund will dissolve upon: (i) the election of the Board to dissolve the Fund; (ii) the sale, exchange or other disposition of all or substantially all of the Fund’s assets; (iii) the entry of a decree of judicial dissolution of the Fund; or (iv) at any time that the Fund no longer has any Shareholders, unless the Fund’s business is continued in accordance with the Delaware statutory trust Act.

TAX ASPECTS

The discussion below provides general tax information related to an investment in the Shares of the Fund. Except as otherwise noted, this discussion assumes you are a taxable U.S. person (as defined for U.S. federal income tax purposes) and that you hold your Shares as capital assets for U.S. federal income tax purposes (generally, assets held for investment). The discussion reflects applicable income tax laws of the United States as of the date of this prospectus, which income tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (“IRS”) retroactively or prospectively. No attempt is made to present a detailed explanation of all U.S. federal income tax concerns affecting the Fund and its shareholders (including shareholders subject to special provisions of the Code, including, without limitation, financial institutions, insurance companies, a partnership or other pass-through entity for U.S. federal income tax purposes, common shareholders whose “functional currency” is not the U.S. dollar, tax-exempt organizations, a controlled foreign corporation or a passive foreign investment company, dealers in securities or currencies, traders in securities or commodities that elect mark-to-market treatment, or persons that will hold the Shares as a position in a “straddle,” “hedge” or as part of a “constructive sale” for federal income tax purposes), and the discussions set forth here and in the SAI do not constitute tax advice. If a partnership (or any other entity treated as a partnership for U.S. federal income tax purposes) holds Shares, the tax treatment of a partner in the partnership generally will depend upon the status of the partner and the activities of the partnership. Partnerships that hold Shares and partners in such a partnership should consult their tax advisors about the U.S. federal income tax considerations of the purchase, ownership and disposition of the Shares. Because tax laws are complex and often change, and because the application of tax law may depend on the particular circumstances of a shareholder, you should consult your tax advisor about the tax consequences of an investment in the Fund.

Taxation of the Fund

The Fund has elected to be treated and to qualify for taxation as a RIC under Subchapter M of the Code, which will require the Fund to meet certain requirements related to, among other things, the Fund’s sources of income, diversification of assets and distribution of earnings to shareholders. Although the Fund intends to meet these requirements, no assurances can be given in this regard.

To maintain its status as a RIC, the Fund must derive in each taxable year at least 90% of its gross income from the following sources: (a) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gain from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currencies; and (b) net income derived from interests in “qualified publicly traded partnerships” (as defined in the Code). Generally, a qualified publicly traded partnership includes a partnership the interests of which are traded on an established securities market or readily tradable on a secondary market (or the substantial equivalent thereof) and that derives less than 90% of its gross income from the items described in (a) above.

To maintain its status as a RIC, the Fund must also diversify its holdings so that, at the end of each quarter of each taxable year, (a) at least 50% of the market value of the Fund’s total assets consists of cash and cash items, including receivables, U.S. Government securities, the securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the market value of the Fund’s total assets is invested in the securities (other than U.S. Government securities and the securities of other RICs) of (i) any one issuer, (ii) any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses or (iii) any one or more “qualified publicly traded partnerships” (as defined in the Code).

As long as the Fund qualifies as a RIC, the Fund generally will not be subject to U.S. federal income tax on income and gains that the Fund distributes to its common shareholders, provided that it distributes each taxable year at least 90% of the Fund’s investment company taxable income (which includes, among other items, dividends, interest, the excess of any net short-term capital gain over net long-term capital loss, and other taxable income, other than any net capital gain (defined below), reduced by deductible expenses) determined without regard to the deduction for dividends paid. The Fund intends to distribute substantially all of such income each year. The Fund will be subject to income tax at regular corporate rates on any taxable income or gains that it does not distribute to its common shareholders.

The Fund may either distribute or retain for reinvestment all or part of its net capital gain (which consists of the excess of its net long-term capital gain over its net short-term capital loss). If any such gain is retained, the Fund will be subject to a corporate income tax on such retained amount. In that event, the Fund expects to report the retained amount as undistributed capital gain in a notice to its common shareholders, each of whom, if subject to U.S. federal income tax on long-term capital gains, (a) will be required to include in income for U.S. federal income tax purposes as long-term capital gain its share of such undistributed amounts, (b) will be entitled to credit its proportionate share of the tax paid by the Fund against its U.S. federal income tax liability and to claim refunds to the extent that the credit exceeds such liability and (c) will increase its basis in its Shares by the amount of undistributed capital gains included in the shareholder’s income less the tax deemed paid by the shareholder under clause (b).

The Code imposes a 4% nondeductible excise tax on the Fund to the extent the Fund does not distribute by the end of any calendar year at least the sum of (a) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (b) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund’s fiscal year). In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any under-distribution or over-distribution, as the case may be, from the previous year. For purposes of the excise tax, the Fund will be deemed to have distributed any income on which it paid U.S. federal income tax. While the Fund intends to distribute any income and capital gain in the manner necessary to minimize imposition of the 4% nondeductible excise tax, there can be no assurance that sufficient amounts of the Fund’s taxable income and capital gain will be distributed to entirely avoid the imposition of the excise tax. In that event, the Fund will be liable for the excise tax only on the amount by which it does not meet the foregoing distribution requirement.

If for any taxable year the Fund were to fail to qualify as a RIC, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for distributions to common shareholders, and such distributions would be taxable to the common shareholders as ordinary dividends to the extent of the Fund’s current or accumulated earnings and profits. In addition, the Fund could be required to recognize unrealized gains, pay taxes and make distributions (which could be subject to interest charges) before requalifying for taxation as a RIC.

Taxation of Common Shareholders

Distributions paid to you by the Fund from its net capital gain, which is the excess of net long-term capital gain over net short-term capital loss, if any, that the Fund properly reports as capital gain dividends (“capital gain dividends”) are taxable as long-term capital gains, regardless of how long you have held your Shares. All other dividends paid to you by the Fund (including dividends from short-term capital gains) from its current or accumulated earnings and profits (“ordinary income dividends”) are generally subject to tax as ordinary income. Provided that certain holding period and other requirements are met, ordinary income dividends (if properly reported by the Fund) may qualify (a) for the dividends received deduction in the case of corporate shareholders to the extent that the Fund’s income consists of dividend income from U.S. corporations, (b) in the case of individual shareholders, as “qualified dividend income” eligible to be taxed at long-term capital gains rates to the extent that the Fund receives qualified dividend income, and (c) in the case of individual shareholders, as “section 199A dividends” eligible for a 20% “qualified business income” deduction in tax years beginning after December 31, 2017 and before January 1, 2026 to the extent the Fund receives ordinary REIT dividends, reduced by allocable Fund expenses. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain qualified foreign corporations (e.g., generally, foreign corporations incorporated in a possession of the United States or in certain countries with a qualifying comprehensive tax treaty with the United States, or whose stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States). There can be no assurance as to what portion, if any, of the Fund’s distributions will constitute qualified dividend income.

Any distributions you receive that are in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital to the extent of your adjusted tax basis in your Shares, and thereafter as capital gain from the sale of Shares. The amount of any Fund distribution that is treated as a return of capital will reduce your adjusted tax basis in your Shares, thereby increasing your potential gain, or reducing your potential loss, on any subsequent sale or other disposition of your Shares.

Dividends and other taxable distributions are taxable to you even if they are reinvested in additional Shares of the Fund. Dividends and other distributions paid by the Fund are generally treated as received by you at the time the dividend or distribution is made. If, however, the Fund pays you a dividend in January that was declared in the previous October, November or December to common shareholders of record on a specified date in one of such months, then such dividend will be treated for U.S. federal income tax purposes as being paid by the Fund and received by you on December 31 of the year in which the dividend was declared.

Subject to the discussion below of repurchases, the sale or other disposition of Shares of the Fund will generally result in capital gain or loss to you and will be long-term capital gain or loss if you have held such Shares for more than one year. Any loss upon the sale or other disposition of Shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received (including amounts credited as an undistributed capital gain) by you with respect to such Shares. Any loss you recognize on a sale or other disposition of Shares will be disallowed if you acquire other Shares (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after your sale or exchange of the Shares. In such case, your tax basis in the Shares acquired will be adjusted to reflect the disallowed loss.

The repurchase of Shares through a periodic repurchase offer will be a taxable transaction for U.S. federal income tax purposes, either as a “sale or exchange,” or under certain circumstances, as a “dividend.” In general, the transaction should be treated as a sale or exchange of shares if the receipt of cash (a) is “substantially disproportionate” with respect to the shareholder, (b) results in a “complete redemption” of the shareholder’s interest, or (c) is “not essentially equivalent to a dividend” with respect to the shareholder. A “substantially disproportionate” distribution generally requires a reduction of at least 20% in the shareholder’s proportionate interest in the Fund and also requires the shareholder to own less than 50% of the voting power of all classes of the Fund entitled to vote immediately after the repurchase. A “complete redemption” of a shareholder’s interest generally requires that all shares of the Fund owned by such shareholder be disposed of. A distribution “not essentially equivalent to a dividend” requires that there be a “meaningful reduction” in the shareholder’s proportionate interest in the Fund, which should result if the shareholder has a minimal interest in the Fund, exercises no control over Fund affairs and suffers a reduction in his proportionate interest in the Fund. In determining whether any of these tests has been met, any Fund shares actually owned, as well as shares considered to be owned by the shareholder by reason of certain constructive ownership rules set forth in section 318 of the Code, generally must be taken into account.

If the repurchase of your Shares meets any of these three tests for “sale or exchange” treatment, you will recognize gain or loss equal to the difference between the amount of cash and the fair market value of other property received pursuant to the repurchase and the adjusted tax basis of the Shares sold. If none of the tests described above are met with respect to a repurchase, you may be treated as having received, in whole or in part, a dividend, return of capital or capital gain, depending on (i) whether there are sufficient earnings and profits to support a dividend and (ii) your tax basis in the relevant Shares. The tax basis in the Shares tendered to the Fund will be transferred to any remaining Shares held by you in the Fund. In addition, if the sale of Shares pursuant to the applicable repurchase is treated as a “dividend” to a tendering stockholder, a constructive dividend under certain provisions of the Code may result to a non-tendering shareholder whose proportionate interest in the earnings and assets of the Fund has been increased as a result of such tender.

Current U.S. federal income tax law taxes both long-term and short-term capital gain of corporations at the rates applicable to ordinary income. For non-corporate taxpayers, short-term capital gain is currently taxed at rates applicable to ordinary income while long-term capital gain generally is taxed at a reduced maximum rate. The deductibility of capital losses is subject to limitations under the Code.

U.S. federal backup withholding may be required on dividends, distributions and sale proceeds payable to common shareholders who fail to supply their correct taxpayer identification number (in the case of individuals, generally, their social security number) or to make required certifications, or who are otherwise subject to backup withholding. Backup withholding is not an additional tax and any amount withheld may be refunded or credited against your U.S. federal income tax liability, if any, provided that you timely furnish the required information to the IRS. You are urged to consult your tax advisor.

ERISA CONSIDERATIONS

Employee benefit plans and other plans subject to ERISA or the Code, including corporate savings and 401(k) plans, IRAs and Keogh Plans (each, an “ERISA Plan”) may purchase Shares. ERISA imposes certain general and specific responsibilities on persons who are fiduciaries with respect to an ERISA Plan, including prudence, diversification, prohibited transactions and other standards. Because the Fund is registered as an investment company under the 1940 Act, the underlying assets of the Fund will not be considered to be “plan assets” of any ERISA Plan investing in the Fund for purposes of the fiduciary responsibility and prohibited transaction rules under Title I of ERISA or Section 4975 of the Code. Thus, neither the Fund nor the Adviser will be a fiduciary within the meaning of ERISA or Section 4975 of the Code with respect to the assets of any ERISA Plan that becomes a Shareholder, solely as a result of the ERISA Plan’s investment in the Fund.

The provisions of ERISA are subject to extensive and continuing administrative and judicial interpretation and review. The discussion of ERISA contained herein is, of necessity, general and may be affected by future publication of regulations and rulings. Potential investors should consult their legal advisers regarding the consequences under ERISA of an investment in the Fund through an ERISA Plan.

ANTI-TAKEOVER PROVISIONS IN THE DECLARATION OF TRUST

The Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of the Board. These provisions may have the effect of discouraging attempts to acquire control of the Fund, which attempts could have the effect of increasing the expenses of the Fund and interfering with the normal operation of the Fund. The Trustees are elected for indefinite terms and do not stand for reelection. A Trustee may be removed from office with or without cause at any time by a written instrument signed by at least two-thirds (2/3) of the remaining Trustees or at a meeting by action of at least two-thirds (2/3) of the remaining Trustees. The Declaration of Trust does not contain any other specific inhibiting provisions that would operate only with respect to an extraordinary transaction such as a merger, reorganization, tender offer, sale or transfer of substantially all of the Fund’s asset, or liquidation. Reference should be made to the Declaration of Trust on file with the SEC for the full text of these provisions.

PLAN OF DISTRIBUTION

The Fund directly markets Fund Shares to investors. Shares are available for purchase directly from the Fund through the Fund’s Website. We market Fund Shares directly to investors via social media posts and other channels, which direct potential investors to the Fund’s Website, where investors may purchase Shares directly from the Fund. The Fund’s Website is owned and operated by Startinvest Markets Inc, an entity related to the Adviser, which is Adviser’s parent company.

About the Fund’s Website

The Fund’s Shares being offered hereby will be primarily offered and distributed directly by the Fund and its associated persons through the Fund’s Website. The Fund’s Website is owned by Startinvest Markets Inc. The Fund’s Website is a software communication tool used by the Fund in conducting the offer and sale of the Fund’s Shares. The Fund’s Website consists of the website, available online at [https:// ]

Individuals can invest through the Fund’s Website with the ability to: (i) transact entirely online, including digital legal documentation, funds transfer, and ownership recordation; (ii) manage and track investments easily through an online portfolio; and (iii) receive automated distributions and/or interest payments, and regular financial reporting.

The offering and distribution of the Fund’s Shares (and all associated activities) will be conducted by the Fund and its associated persons. The Fund will not pay Startinvest Markets Inc any sales commissions for hosting this offering on the Fund’s Website; however, Startinvest Markets Inc may earn Hosting fees. This offering is being made on a “best efforts” basis. Other than the Hosting fees (which are indirectly borne by the Fund’s shareholders), there is no fee imposed on the Fund’s shareholders arising out of the Fund’s Website.

No market currently exists for the Fund’s Shares. The Fund’s Shares are not listed and the Fund does not currently intend to list its Shares for trading on any securities exchange, and the Fund does not anticipate that any secondary market will develop for its Shares. Neither the Adviser nor the Fund intends to make a market in the Fund’s Shares.

How to Purchase Shares

This Prospectus and supplements hereto will be furnished to prospective investors upon their request via electronic PDF format and will be available for viewing and download 24 hours per day, 7 days per week on the Fund’s website at [https://  ], as well as on the SEC’s website at www.sec.gov.

Investors seeking to purchase the Fund’s Shares should proceed as follows:

•	Read this entire prospectus and any accompanying supplements.

•	Electronically complete, execute and deliver a copy of the subscription agreement as required by the Fund’s Website.

The Fund is deemed to have received a subscription when the Fund receives the properly completed and executed subscription agreement (and all related documentation) in accordance with the instructions provided therein.

By executing the subscription agreement and paying the total purchase price for the Fund’s Shares subscribed for, each investor agrees to accept and fully comply with the terms of the subscription agreement. Subscriptions will be binding upon investors but will be effective only upon the Fund’s acceptance of the subscribing investor as a shareholder of the Fund, which will be based on the Fund’s determination that the investor satisfies all of the terms and conditions of the subscription agreement. Prospective investors should carefully read the subscription agreement before purchasing Shares of the Fund. The Fund reserve the right to reject any subscription in whole or in part or pause accepting new subscriptions.

An investor will become a shareholder of the Fund, including for tax purposes, and the Shares will be issued, as of the date of settlement. Settlement will not occur until an investor’s funds have cleared and the Fund accepts the investor as a shareholder. The number of shares issued to an investor will be calculated based on the NAV per Share in effect on the date the Fund receives the subscription. The acceptance of subscriptions may be briefly paused at times to allow the Fund to effectively and accurately process and settle subscriptions that have been received.

If the offering terminates or if any prospective investor’s subscription is rejected, all funds received from such investors will be returned without interest or deduction. To the extent that the funds are not ultimately received by the Fund or are subsequently withdrawn by the subscriber, whether due to an ACH chargeback or otherwise, the subscription agreement will be considered terminated, and the subscriber will not be entitled to any Shares subscribed for or dividends that may have accrued.

The Fund reserves the right to reject any initial or additional investment and to suspend the offering of Shares.

Transactions Through Your Financial Intermediary

Shareholders may invest in the Fund through a financial intermediary. Your financial intermediary is responsible for ensuring that your order is made in accordance with the subscription procedures described above under “How to Purchase Shares.” Purchase through a financial intermediary does not affect these subscription procedures.

Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions and limits on the number of share transactions you are permitted to make in a given time period. The Fund has the discretion to modify or waive these requirements. For more information about your financial intermediary’s rules and procedures, you should contact your financial intermediary directly.

Financial intermediaries currently may only purchase Fund Shares through the Fund’s Website. In the future, the Fund may allow financial intermediaries to purchase Fund Shares through other distribution arrangements, subject to applicable laws.

The Adviser and/or its related companies may pay broker/dealers or other financial intermediaries for the sale of the Fund Shares and related services. These payments create a conflict of interest by influencing Startinvest Markets Inc, your broker/dealer, sales persons or other intermediary or its employees or associated persons to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary’s website for more information.

Minimum Purchase Requirements

The minimum initial investment for Shares of the Fund is $10. There is no minimum investment requirement on additional purchases after you have purchased a minimum of $10. In certain instances, the Fund may revise the minimum purchase requirement in the future or elect to waive the minimum purchase requirement, such as for individuals who participate in different plans established by the Adviser. In addition, in order to help protect the Fund from the risk of chargebacks, the Fund may require that any subscription in excess of $10,000 of the Fund’s Shares be funded through a bank wire transfer and not an ACH electronic fund transfer.

Certificates Will Not be Issued

The Fund will not issue certificates. Instead, the Fund’s Shares will be recorded and maintained on the Fund’s membership register.

Transferability of Shares

The Fund’s Shares are generally freely transferable by the Fund’s Shareholders subject to any restrictions imposed by applicable law or contract.

No Escrow

The proceeds of the offering of the Fund’s Shares will not be placed into an escrow account.

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires certain financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund may seek to obtain the following information for each person that opens a new account:

•	Name;

•	Date of Birth (for individuals);

•	Residential or business street address (although post office boxes are still permitted for mailing);

•	Social Security number, taxpayer identification number, or other identifying information; and

•	U.S. citizenship or residency status.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you may be asked to supply the identity of the beneficial owners.

Federal law prohibits certain financial institutions from opening a new account on behalf of a natural person unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional Shares until your identity is verified. The Fund may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. The Fund and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing any and all requested identifying information or from closing an account and repurchasing an investor’s Shares when an investor’s identity is not verified.

In addition, the Fund may be required to “freeze” your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

Fund Closings

The Fund may close at any time to new investments and, during such closings, only the reinvestment of dividends, if any, by existing Shareholders will be permitted. The Fund may re-open to new investment and subsequently close again to new investment at any time at the discretion of the Adviser. Any such opening and closing of the Fund will be disclosed to investors via a supplement to this Prospectus.

DISTRIBUTIONS

The Fund intends to qualify each year as a regulated investment company under the Code. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes. Each shareholder of the Fund is entitled to its share of the Fund’s distributions of net investment income and net realized capital gains on its investments. The Fund pays out substantially all of its net earnings to its shareholders as “distributions.”

The Fund typically earns income dividends from stocks and interest from debt securities. These amounts, net of expenses, are typically passed along to Fund shareholders as dividends from net investment income. The Fund realizes capital gains or losses whenever it sells securities. Net realized capital gains are distributed to shareholders as “capital gain distributions.” Distributions from a Fund’s net investment income, including net short-term capital gains, if any, are taxable to shareholders as ordinary income. Any long-term capital gains distributions a shareholder receives from the Fund are taxable as long-term capital gain.

Net investment income, if any, and net capital gains, if any, are typically distributed to shareholders at least annually. Dividends may be declared and paid more frequently to comply with the distribution requirements of the Code. In addition, the Fund may determine to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Fund owned the underlying investment securities for the entire dividend period. If the Fund so elects, some portion of each distribution may result in a return of capital, which, for tax purposes, is treated as a return of a shareholder’s investment in Shares.

Each year, you will receive an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to you. However, when necessary, you will receive a corrected Form 1099 to reflect reclassified information.

At the time you purchase your Fund Shares, the price of Shares may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying Shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

The Fund is not prohibited from distributing its own securities in lieu of making cash distributions to Shareholders. The Fund’s Declaration of Trust also gives the Fund the right to distribute other assets rather than cash. The receipt of the Fund’s securities or assets in lieu of cash distributions may cause Shareholders to incur transaction expenses in liquidating the securities or assets. The Fund does not have any current intention to list its Shares on a stock exchange or other trading market, nor is it expected that a public market for the Shares will develop.

Dividend Reinvestment Plan

The Fund will operate under a dividend reinvestment plan (“DRP”) administered by [      ] (the “Dividend Paying Agent”). Pursuant to the plan, the Fund’s distributions, net of any applicable U.S. withholding tax, are reinvested in the same class of shares of the Fund. Shareholders automatically participate in the DRP, unless and until an election is made to withdraw from the plan on behalf of such participating shareholder. Shareholders who do not wish to have distributions automatically reinvested should so notify their financial intermediary or the fund through written notice. Such written notice must be received by 30 days prior to the record date of the distribution or the shareholder will receive such distribution in shares through the DRP. Under the DRP, the Fund’s distributions to shareholders are automatically reinvested in full and fractional shares as described below.

When the Fund declares a distribution, the Dividend Paying Agent, on the shareholder’s behalf, will receive additional authorized shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock. The number of shares to be received when distributions are reinvested will be determined by dividing the amount of the distribution by the Fund’s net asset value per share.

The Dividend Paying Agent will maintain all shareholder accounts and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. The Dividend Paying Agent will hold shares in the account of the shareholders in non-certificated form in the name of the participant, and each shareholder’s proxy, if any, will include those shares purchased pursuant to the DRP. Each participant, nevertheless, has the right to request certificates for whole and fractional shares owned. The Fund will issue certificates in its sole discretion. The Dividend Paying Agent will distribute all proxy solicitation materials, if any, to participating shareholders.

In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating under the DRP, the Dividend Paying Agent will administer the DRP on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount of shares registered in the shareholder’s name and held for the account of beneficial owners participating under the DRP.

Neither the Dividend Paying Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the DRP, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participant’s account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. See “Tax Aspects.”

The Fund reserves the right to amend or terminate the DRP. There is no direct service charge to participants with regard to purchases under the DRP; however, the Fund reserves the right to amend the dividend reinvestment plan to include a service charge payable by the participants.

All correspondence concerning the DRP should be directed to the shareholder’s financial intermediary or Fund’s Website.

FISCAL YEAR; REPORTS

For accounting purposes, the Fund’s fiscal year and tax year end on December 31. As soon as practicable after the end of each calendar year, a statement on Form 1099-DIV identifying the sources of the distributions paid by the Fund to Shareholders for tax purposes will be furnished to Shareholders subject to IRS reporting. In addition, the Fund will prepare and transmit to Shareholders an unaudited semi-annual and an audited annual report within 60 days after the close of the period for which the report is being made, or as otherwise required by the 1940 Act.

Investors should rely only on the information contained in this prospectus. No dealer, salesperson or other individual has been authorized to give any information or to make any representations that are not contained in this prospectus. If any such information or statements are given or made, investors should not rely upon such information or representations. This prospectus does not constitute an offer to sell any securities other than those to which this prospectus relates, or an offer to sell to, or a solicitation of an offer to buy from, any person in any jurisdiction where such an offer or solicitation would be unlawful. This prospectus speaks as of the date set forth on the prospectus. Investors should not assume that the delivery of this prospectus or that any sale made pursuant to this prospectus implies that the information contained in this prospectus will remain fully accurate and correct as of any time subsequent to the date of this prospectus.

The information in this Statement of Additional Information is not complete and may be changed. The Fund may not sell these securities until the Registration Statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

SUBJECT TO COMPLETION, DATED June 6, 2024

STARTINVEST VENTURE FUND

SHARES OF BENEFICIAL INTEREST

Statement of Additional Information

[ ], 2024

StartInvest Venture Fund (the “Fund”) is a newly organized Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that operates as an interval fund. The Fund has no operating history. The Fund’s investment objective is to seek long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

This Statement of Additional Information (this “Statement of Additional Information”) is not a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus which is dated [●]. A copy of the Prospectus may be obtained upon request and without charge by writing to the Fund at Startinvest Financial LLC (“StartInvest” or “Adviser”), 406 Broadway No 315, Santa Monica, CA 90401 or by calling 424-303-3666 or by accessing the Fund’s website at [startinvest.com/investor-resources]. The information on the website is not incorporated by reference into this Statement of Additional Information and investors should not consider it a part of this Statement of Additional Information. The Prospectus, and other information about the Fund, is also available on the U.S. Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov. The address of the SEC’s website is provided solely for the information of prospective investors and is not intended to be an active link.

Capitalized terms used but not defined in this Statement of Additional Information have the meanings ascribed to them in the Prospectus.

1

GENERAL DESCRIPTION OF THE FUND

The Fund is a continuously offered, non-diversified, closed-end management investment company which operates as an “interval fund. Closed-end funds differ from open-end funds (commonly known as mutual funds) in that investors in closed-end funds do not have the right to redeem their shares on a daily basis. Unlike many closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in a typical closed-end fund, is not a liquid investment. To provide some liquidity to Shareholders, the Fund will be structured as an “interval fund” and conduct annual repurchase offers for a limited amount of the Fund’s Shares (expected to be 5% of the Fund’s Shares outstanding). The Fund is classified as a non-diversified management investment company under the Investment Company Act of 1940, as amended (“1940 Act”), and, as a result, is not required to meet certain diversification requirements under the 1940 Act. The Fund was organized as a Delaware statutory trust on April 1, 2024. The shares of the Fund are referred to herein as “Shares.”

INVESTMENT OBJECTIVES, POLICIES AND RISKS

A discussion of the risks associated with an investment in the Fund is contained in the Prospectus under the headings “Summary of Terms – Risk Factors” and “Types of Investments and Related Risks” The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

General

An investment in the Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of securities generally and other factors.

An investment in the Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the securities market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Shares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, will be subject to market fluctuations prior thereto), or preferred stocks which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

In the event that the securities in which the Fund invests are not listed on a national securities exchange, the principal trading market for some may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of the Fund’s Shares will be adversely affected if trading markets for certain of the Fund’s portfolio securities are limited or absent or if bid/ask spreads are wide.

2

The Adviser incorporates environmental, social, and governance (“ESG”) considerations into both its “top down” and “bottom up” approaches. The Adviser believes that the technologies underlying the Adviser’s innovation platforms closely align with the principles embodied by the United Nations Sustainable Development Goals (the “UN Goals”). The UN Goals are a collection of 17 interlinked goals designed to provide a shared blueprint for countries to, among other objectives, end extreme poverty and hunger, fight inequality and injustice, and tackle climate change. The Adviser uses the framework of the UN Goals to integrate ESG considerations into its “top down” research and investment approach. In an effort to analyze how the ESG considerations embodied by the UN Goals are being addressed by the technologies underlying the Adviser’s innovation platforms, the Adviser scores each company held by the Fund by the amount of exposure it has to the technologies underlying the Adviser’s innovation platforms. The Adviser then determines and documents how each technology relates to the UN Goals, thereby enabling the Adviser to consider ESG considerations in its investment decisions. The Adviser does not use ESG considerations, however, to limit, restrict or otherwise exclude companies or sectors from the Fund’s investment universe. The Adviser also incorporates ESG considerations into its “bottom up” research and investment approach. The Adviser begins with a universe of potential investments developed through its “top down” process. The Adviser then scores potential investments for the Fund against six key metrics, which include ESG considerations. The scores assigned to each potential investment in the Fund’s universe then guide the Adviser’s investment decisions.

Borrowing

The Fund may use leverage to the extent permitted by the 1940 Act. The Fund is permitted to obtain leverage using any form or combination of financial leverage instruments, including through funds borrowed from banks or other financial institutions (i.e., a credit facility), margin facilities, or the issuance of notes in an aggregate amount up to 33 1/3% of the Fund’s total assets (or in the case of the issuance of preferred shares, 50% of total assets), including any assets purchased with borrowed money, immediately after giving effect to the leverage. The Fund may also use leverage generated by reverse repurchase agreements, dollar rolls and similar transactions. The Fund may use leverage opportunistically and may use different types, combinations or amounts of leverage over time, based on the Adviser’s views concerning market conditions and investment opportunities. The Fund’s strategies relating to its use of leverage may not be successful, and the Fund’s use of leverage will cause the Fund’s NAV to be more volatile than it would otherwise be. There can be no guarantee that the Fund will leverage its assets or, to the extent the Fund does use leverage, what percentage of its assets such leverage will represent.

Future Developments

The Fund may take advantage of opportunities in the area of options, futures contracts, options on futures contracts, warrants, swaps and any other investments that are not presently contemplated for use or that are not currently available, but which may be developed, to the extent such investments are considered suitable for the Fund by the Adviser.

Futures Contracts and Options

The Fund may enter into futures contracts, options and options on futures contracts. Futures contracts generally provide for the future sale by one party and purchase by another party of a specified instrument, index or commodity at a specified future time and at a specified price. Stock index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges.

An option is a contract that provides the holder the right to buy or sell shares at a fixed price, within a specified period of time. A call option gives the option holder the right to purchase the underlying security from the option writer at the option exercise price at any time prior to the expiration of the option. A put option gives the option holder the right to sell the underlying security to the option writer at the option exercise price at any time prior to the expiration of the option.

Although futures contracts (other than cash settled futures contracts including most stock index futures contracts) by their terms call for actual delivery or acceptance of the underlying instrument or commodity, in most cases the contracts are closed out before the maturity date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold” or “selling” a contract previously “purchased”) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying instrument or commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked-to-market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required.

Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Fund expects to earn interest income on its margin deposits.

Positions in futures contracts and options may be closed out only on an exchange that provides a secondary market therefor. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close a futures or options position. Because futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the future and the movement in the specified instrument, index or commodity. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it has sold.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit.

3

There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option. The purchase of put or call options could be based upon predictions as to anticipated trends, which could prove to be incorrect and a part or all of the premium paid therefore could be lost.

Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting the Fund to substantial losses. In the event of adverse price movements, the Fund may be required to make additional margin payments.

With respect to futures contracts that are not contractually required to “cash-settle,” the Fund must cover its open positions by designating or segregating on its records cash or liquid assets equal to the contract’s notional value. For futures contracts that are contractually required to “cash-settle,” however, the Fund is permitted to designate cash or liquid assets in an amount equal to the Fund’s next daily marked-to-market (net) obligation, if any (i.e., the Fund’s daily net liability) rather than the notional value. By designating assets equal to only its net obligation under cash-settled forwards or futures the Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such contracts.

When the Fund has a long futures position, it will maintain with its custodian bank, cash or liquid securities having a value equal to the notional value of the contract (less any margin deposited in connection with the position). When the Fund has a short futures position, the Fund will maintain with its custodian bank assets substantially identical to those underlying the contract in the case of non-cash settled futures contracts or cash and liquid securities (or a combination of the foregoing) having a value equal to the net obligation of the Fund under the contract (less the value of any margin deposits in connection with the position) in the case of cash settled futures contracts.

In the case of writing a call option on a security, the option is “covered” if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration, such as conversion or exchange of other securities held by it, or, if additional cash consideration is required, the Fund has designated or “segregated” on its records cash or liquid assets equal in value to such amount. A call option is covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written, or (2) greater than the exercise price of the call written provided the Fund designates on its records cash or liquid assets equal to the difference. The Fund will limit its investment in uncovered put or call options purchased or written, measured by the exercise price in the case of a put or market value in the case of a call, by the Fund to 33 1/3% of the Fund’s total assets. The Fund will write put options only if they are covered by (1) designating on its records cash or liquid assets in an amount not less than the exercise price of the option at all times during the option period or (2) selling short the underlying security at a price at least equal to the strike price or purchasing a put option with a strike price at least equal to the strike price of the put option sold.

Lending Portfolio Securities

The Fund may lend portfolio securities to certain creditworthy borrowers. The aggregate market value of securities loaned by the Fund will not exceed 33 1/3% of the total assets of the Fund, including collateral received with respect to such loans, as determined immediately after borrowing. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. The following conditions must be met whenever the Fund’s portfolio securities are loaned: (i) the Fund must require the borrower to increase the collateral so that it remains equal to at least 100% of the value of the portfolio securities loaned whenever the market value of the securities loaned rises above the current level of such collateral; (ii) the Fund must be able to terminate the loan at any time; (iii) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (iv) the Fund may pay only reasonable custodian fees in connection with the loan; and (v) the Fund’s Board of Trustees (“Board”) must be able to recall the Fund’s loan to vote the securities if such vote involves a material event that may adversely affect the investment. The Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. The Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the Fund or through one or more joint accounts or money market funds; such reinvestments are subject to investment risk. The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund’s securities lending agent.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. If a securities lending counterparty were to default, the Fund would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return the Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities. This event could trigger adverse tax consequences for the Fund. Substitute payments for dividends received by the Fund for securities lent out by the Fund will not be qualified dividend income. The Fund takes the tax effects of this difference into account in their securities lending program.

The Fund pays a portion of the interest or fees earned from securities lending to a borrower as described above and to a securities lending agent who administers the lending program in accordance with guidelines approved by the Board.

Repurchase Agreements

The Fund may invest in repurchase agreements with commercial banks, brokers or dealers and to invest securities lending cash collateral. A repurchase agreement is an agreement under which the Fund acquires a money market instrument (generally a security issued by the U.S. Government or an agency thereof, a banker’s acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument.

In these repurchase agreement transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value at least equal to the value of the repurchase agreement and are held by the Fund’s custodian bank until repurchased. In addition, the Board has established guidelines and standards for review of the creditworthiness of any bank, broker or dealer counterparty to a repurchase agreement with the Fund. The Fund’s repurchase agreements will be fully collateralized at all times with high-quality, liquid assets maintained by a designated third party in a segregated account.

The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security, as a result of bankruptcy or otherwise, the Fund will seek to dispose of such security, which could involve costs, delays or loss upon disposition. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral not within the control of the Fund and, therefore, the Fund may incur delays in disposing of the security and/or may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

The resale price reflects the purchase price plus an agreed upon market rate of interest. The collateral is marked-to-market daily.

Securities of Other Investment Companies

The Fund may invest in the securities of other investment companies, foreign or domestic, including those advised by the Adviser. As a result, the Fund will indirectly be exposed to the risks of an investment in the underlying funds. Shares of other funds have many of the same risks as direct investments in common stocks or bonds. In addition, the value of the Fund’s shares is expected to rise and fall as the value of the underlying investment rises and falls. The market value of such funds’ shares may differ from the net asset value of the particular fund. As a shareholder in a fund, the Fund would bear its ratable share of that entity’s expenses. At the same time, the Fund would continue to pay its own investment management fees and other expenses. As a result, the Fund and its shareholders will be absorbing additional fees with respect to investments in other funds. To the extent that the Fund invests in affiliated underlying funds, the Adviser has agreed to waive a portion of its management fee payable by the Fund in an amount equal to the management fee it earns as an investment adviser to the any affiliated underlying fund in which the Fund invests.

4

Temporary Defensive Position

The Fund may take a temporary defensive position (investments in cash or cash equivalents) in response to adverse market, economic, political or other conditions. Cash equivalents include short-term high quality debt securities and money market instruments such as commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities, repurchase agreements and shares of short-term fixed income or money market funds.

Cyber Security

The Fund and its service providers, are susceptible to cyber security risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential and highly restricted data; denial of service attacks; unauthorized access to relevant systems, compromises to networks or devices that the Fund and its service providers use to service the Fund’s operations; or operational disruption or failures in the physical infrastructure or operating systems that support the Fund and its service providers. Cyber attacks against and/or security breakdowns of the Fund or its service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses; the inability of Fund shareholders to transact business and the Fund to process transactions; inability to calculate the Fund’s NAV; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs; and/or additional compliance costs. The Fund may incur additional costs for cyber security risk management and remediation purposes. In addition, cyber security risks may also impact issuers of securities in which the Fund invests, which may cause the Fund’s investment in such issuers to lose value. There can be no assurance that the Fund or its service providers will not suffer losses relating to cyber attacks and/or other information security breaches in the future.

INVESTMENT RESTRICTIONS

The Fund has adopted the following investment restrictions as fundamental policies. These restrictions cannot be changed with respect to the Fund without the approval of the holders of a majority of the Fund’s outstanding voting securities. For purposes of the 1940 Act, a majority of the outstanding voting securities of the Fund means the vote, at an annual or a special meeting of the security holders of the Fund, of the lesser of (1) 67% or more of the voting securities of the Fund present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund. Under these restrictions, except as noted below, the Fund may not:

1.	Make loans, except as permitted under the 1940 Act, and as interpreted or modified by regulation from time to time;

2.	Borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulation from time to time;

3.	Issue senior securities, except as permitted under the 1940 Act, and as interpreted or modified by regulation from time to time;

4.	Purchase or sell real estate, except as permitted under the 1940 Act, and as interpreted or modified by regulation from time to time;

5.	Engage in the business of underwriting securities issued by others, except as permitted under the 1940 Act, and as interpreted or modified by regulation from time to time;

6.

Purchase or sell commodities, unless acquired as a result of owning securities or other instruments, but it may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments and may invest in securities or other instruments backed by commodities; and

7.

Purchase any security, if, as a result of that purchase, the Fund would be concentrated in securities of issuers having their principal business activities in the same industry or group of industries, except the Fund will concentrate in securities of issuers having their principal business activities in groups of industries in the technology sector. This concentration limit does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

In addition, the Fund has adopted a fundamental policy that it will make annual repurchase offers pursuant to Rule 23c-3 of the 1940 Act, as such rule may be amended from time to time, for between 5% and 25% of the Shares outstanding at NAV, unless suspended or postponed in accordance with regulatory requirements, and each repurchase pricing shall occur no later than the 14th day after the Repurchase Request Deadline (as defined in the Prospectus), or the next business day if the 14th day is not a business day.

With respect to fundamental policy (7) above, if a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction.

5

TRUSTEES AND OFFICERS OF THE FUND

Trustees of the Fund

The Board of the Fund consists of four Trustees, three of whom are not “interested persons” (as defined in the 1940 Act), of the Fund (“Independent Trustees”). [ ], an Independent Trustee, serves as Chair of the Board. The Board is responsible for overseeing the management and operations of the Fund, including general oversight of the duties performed by the Adviser and other service providers to the Fund. The Adviser is responsible for the day-to-day administration and business affairs of the Fund.

The Board believes that each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that the Board possesses the requisite skills and attributes to carry out its oversight responsibilities with respect to the Fund. The Board believes that the Trustees’ ability to review, critically evaluate, question and discuss information provided to them, to interact effectively with the Adviser, other service providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties, support this conclusion. The Board also has considered the following experience, qualifications, attributes and/or skills, among others, of its members in reaching its conclusion: such person’s character and integrity; such person’s willingness to serve and willingness and ability to commit the time necessary to perform the duties of a Trustee; and as to each Trustee other than [], his or her status as not being an “interested person” (as defined in the 1940 Act) of the Fund.

References to the experience, qualifications, attributes and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out of the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

The Trustees of the Fund, their addresses, positions with the Fund, ages, term of office and length of time served, principal occupations during the past five years, the number of portfolios in the Fund Complex (all open-end and closed-end funds advised by StartInvest) overseen by each Trustee and other directorships, if any, held by the Trustees, are set forth below.

Independent Trustees

Name and Year of Birth	Position (s) Held with the Fund	Term of Office[2] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by the Trustee[3]	Other Directorships Held By Trustee During Past Five Years
[ ]	[ ]	Since [ ], 2024	[ ]	[ ]	[ ]
Name and Year of Birth	Position (s) Held with the Fund	Term of Office[2] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by the Trustee[3]	Other Directorships Held By Trustee During Past Five Years
[ ]	[ ]	Since [ ], 2024	[ ]	[ ]	[ ]
Name and Year of Birth	Position (s) Held with the Fund	Term of Office[2] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by the Trustee[3]	Other Directorships Held By Trustee During Past Five Years
[ ]	[ ]	Since [ ], 2024	[ ]	[ ]	[ ]

6

Interested Trustee

Name and Year of Birth	Position (s) Held with the Fund	Term of Office[2] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by the Trustee[3]	Other Directorships Held By Trustee During Past Five Years
[ ]	[ ]	Since [ ], 2024	[ ]	[ ]	[ ]

1.            The address for each Trustee is 406 Broadway No 315, Santa Monica, CA 90401.

2.            Each Trustee serves until the earlier of the election of the Trustee’s successor or his or her resignation, death, retirement or removal.

3.            The “Fund Complex” consists of the Fund only.

Officer Information

The Officers of the Fund, their addresses, positions with the Fund, ages and principal occupations during the past five years are set forth below.

Officer’s Name, Address[1] and Age	Position(s) Held with the Fund	Term of Office[2] and Length of Time Served	Principal Occupation(s) During The Past Five Years
[ ]	[ ]	Since [ ], 2024	[ ]
[ ]	[ ]	Since [ ], 2024	[ ]
[ ]	[ ]	Since [ ], 2024	[ ]

1.            The address for each officer is 406 Broadway No 315, Santa Monica, CA 90401.

2.            Officers are elected yearly by the Trustees.

7

Audit Committee.

The Board has an Audit Committee, consisting of three Trustees who are Independent Trustees. [  ] currently serves as a member of the Audit Committee and has been designated as an “audit committee financial expert” as defined under Item 407 of Regulation S-K of the Securities Exchange Act of 1934, as amended (“Exchange Act”). [  ] is the Chair of the Audit Committee. The Audit Committee has the responsibility, among other things, to: (i) oversee the accounting and financial reporting processes of the Fund and its internal control over financial reporting; (ii) oversee the quality and integrity of the Fund’s financial statements and the independent audit thereof; (iii) oversee or, as appropriate, assist the Board’s oversight of the Fund’s compliance with legal and regulatory requirements that relate to the Fund’s accounting and financial reporting, internal control over financial reporting and independent audit; (iv) approve prior to appointment the engagement of the Fund’s independent registered public accounting firm and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Fund’s independent registered public accounting firm; and (v) act as a liaison between the Fund’s independent registered public accounting firm and the full Board. Because the Fund is newly organized, the Audit Committee did not meet during the prior fiscal year.

Nominating Committee

The Board has a Nominating Committee, consisting of three Trustees who are Independent Trustees. [  ] is the Chair of the Nominating Committee. The Nominating Committee has the responsibility, among other things, for the selection and nomination of candidates to serve as Trustees of the Trust. The Nominating Committee may also recommend the removal of any Trustee. Only Independent Trustees may serve as members of the Nominating Committee. The Nominating Committee will consider shareholder recommendations for nominees to serve as Trustees of the Trust. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee, should be submitted to the Chair of the Nominating Committee at the address maintained for communications with Independent Trustees. Because the Fund is newly organized, the Nominating Committee did not meet during the prior fiscal year.

Valuation Committee.

The Valuation Committee will be comprised of the Fund’s three Independent Trustees. [  ] currently serves as Chair of the Committee.

The Board has determined that this committee structure allows it to focus more effectively on the oversight of risk as part of its broader oversight of the Fund’s affairs. While risk management is the primary responsibility of the Fund’s Adviser, the Board regularly receives reports regarding Fund investment risks and compliance risks. The Board’s committee structure allows its separate committees to focus on different aspects of these risks and their potential impact on the Fund, and to discuss with the Fund’s Adviser how it monitors and controls such risks. The Board has adopted a written charter for each Committee. The Board reviews its leadership and committee structure periodically and believes that its structure is appropriate to enable the Board to exercise its oversight of the Fund.

 The Board has determined that its leadership structure is appropriate given the business and nature of the Fund. In connection with its determination, the Board considered that the Chair of the Board is an Independent Trustee. The Chair of the Board can play an important role in setting the agenda of the Board and also serves as a key point person for dealings between management and the other Independent Trustees. The Independent Trustees believe that the Chair’s independence facilitates meaningful dialogue between the Adviser and the Independent Trustees. The Board also considered that the Chair of the Audit Committee is an Independent Trustee, which yields similar benefits with respect to the functions and activities of the various Board committees. The Independent Trustees also regularly meet outside the presence of management. The Board has determined that its committees help ensure that the Fund has effective and independent governance and oversight. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from management of the Fund, including the Adviser. The Board reviews its structure on an annual basis.

As an integral part of its responsibility for oversight of the Fund in the interests of shareholders, the Board, as a general matter, oversees risk management of the Fund’s investment programs and business affairs. The function of the Board with respect to risk management is one of oversight and not active involvement in, or coordination of, day-to-day risk management activities for the Fund. The Board recognizes that not all risks that may affect the Fund can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees that may relate to risk management matters are typically summaries of the relevant information.

The Board exercises oversight of the risk management process primarily through the Audit Committee, and through oversight by the Board itself. The Fund faces a number of risks, such as investment-related and compliance risks. The Adviser’s personnel seek to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Fund. Under the overall oversight by the Board or the applicable committee of the Board, the Fund and the Adviser employ a variety of processes, procedures and controls to identify such possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Different processes, procedures and controls are employed with respect to different types of risks. Various personnel, including the Fund’s Chief Compliance Officer (“CCO”), as well as various personnel of the Adviser and other service providers such as the Fund’s independent accountants, may report to the Audit Committee and/or to the Board with respect to various aspects of risk management, as well as events and circumstances that have arisen and responses thereto.

8

Trustee Qualifications

The Board has determined that each Trustee is qualified to serve as a Trustee of the Fund, based on a review of the experience, qualifications, attributes and skills (“Qualifications”) of each Trustee, including those listed in the table above and those summarized below. Among the Qualifications common to all Trustees are the ability to review, evaluate and discuss information and proposals provided to them regarding the Fund, the ability to interact effectively with the Adviser and other Fund service providers, and the ability to exercise independent business judgment. Each Trustee’s ability to perform his or her duties effectively has been attained through the individual’s business and professional experience and accomplishments and the individual’s educational background, professional training, and/or other life experiences. Generally, no one factor was decisive in determining that an individual should serve as a Trustee.

Trustee Ownership of Fund Shares

As of June 6, 2024, for each Trustee, the dollar range of equity securities beneficially owned by the Trustee in the Fund and in all registered investment companies advised by the Adviser that are overseen by the Trustee is shown below.

Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in The Family of Investment Companies[1,2]
[ ]	[ ]	[ ]

[ ]	[ ]	[ ]

[ ]	[ ]	[ ]

[ ]	[ ]	[ ]

[1]	The Fund had not yet commenced operations as of June 6, 2024.

[2]	The “Family of Investment Companies” consists of the Fund only.

As to each Independent Trustee and his or her immediate family members, no person owned beneficially or of record securities in the Adviser, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser of the Fund.

9

Remuneration of Trustees

The chart below sets forth the compensation paid to the following Trustees for the fiscal year ended June 6, 2024.

Name of Person, Position	Aggregate Compensation From the Fund*		Pension Or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Fund Complex Paid To Trustees
[ ]	$	[ ]	[ ]	[ ]	$	[ ]
[ ]	$	[ ]	[ ]	[ ]	$	[ ]
[ ]	$	[ ]	[ ]	[ ]	$	[ ]
[ ]	$	[ ]	[ ]	[ ]	$	[ ]

* The Fund had not commenced investment operations as of June 6, 2024. Aggregate compensation from the Fund is estimated for the Fund’s fiscal year ending December 31, 2024.

Each Independent Trustee receives an annual retainer fee of [  ] for services provided as a Trustee of the Fund, plus out-of-pocket expenses related to attendance at Board and Committee Meetings.

Contacting the Fund’s Trustees

Fund shareholders desiring to send communications to the Board (or to individual Trustees) should address their correspondence to:

StartInvest Venture Fund Trustees

406 Broadway No 315

Santa Monica, CA 90401

MANAGEMENT

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Management of the Fund.”

Investment Adviser and Manager

StartInvest acts as investment adviser to the Fund and, subject to the general oversight by the Board, is responsible for the day-to-day investment management of the Fund pursuant to an investment advisory agreement between the Fund and the Adviser (“Investment Advisory Agreement”). The Adviser is a Delaware limited liability company with headquarters at 406 Broadway No 315, Santa Monica, CA 90401.

After an initial two-year term, the Investment Advisory Agreement with respect to the Fund is subject to annual approval by (1) the Board or (2) a vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a majority of the Board who are not interested persons (as defined in the 1940 Act) of the Fund by a vote cast at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement is terminable without penalty, on 60 days’ notice, by the Board or by a vote of the holders of a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities. The Investment Advisory Agreement is also terminable upon 60 days’ notice by the Adviser and will terminate automatically in the event of its assignment (as defined in the 1940 Act). Pursuant to the Investment Advisory Agreement, the Fund has agreed to indemnify and hold the Adviser harmless for certain losses and liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from the Adviser’s willful misfeasance, bad faith or gross negligence in the performance of its duties or is the result of the Adviser’s reckless disregard of its duties and obligations.

Administrator, Custodian and Transfer Agent

The Fund and The [      ], located at [  ] (“Administrator”), have entered into a fund administration and accounting agreement (“Administration Agreement”). Under the Administration Agreement, the Administrator provides the Fund with administrative and fund accounting services, including providing certain operational, clerical, recordkeeping and/or bookkeeping services.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

The Fund pays the Administrator for its services under the Administration Agreement. In addition, the Fund bears the expense for certain administrative services that the Administrator provides and will reimburse the Administrator for the cost of such services. See “Fund Expenses” below.

The [      ] (“Custodian”), located at [  ], serves as custodian for the Fund pursuant to a custody agreement between the Fund and the Custodian. As the Fund’s custodian, the Custodian holds the Fund’s assets. The Custodian may be reimbursed by the Fund for its out-of-pocket expenses. [      ], located at [  ], serves as the Fund’s transfer agent (“Transfer Agent”) pursuant to a transfer agency and service agreement.

10

Distribution

The Fund directly markets Fund Shares to investors. Shares are available for purchase directly from the Fund through the Fund’s Website. We market Fund Shares directly to investors via social media posts and other channels, which direct potential investors to the Fund’s Website, where investors may purchase Shares directly from the Fund. The Fund’s Website is owned and operated by Startinvest Markets Inc, an entity related to the Adviser, which is Adviser’s parent company.

The Fund’s Shares will be primarily offered and distributed directly by the Fund and its associated persons through the Fund’s Website. The Fund’s Website is owned by Startinvest Markets Inc. The Fund’s Website is a software communication tool used by the Fund in conducting the offer and sale of the Fund’s Shares. The Fund’s Website consists of the website, available online at [https://  ].

Individuals can invest through the Fund’s Website with the ability to: (i) transact entirely online, including digital legal documentation, funds transfer, and ownership recordation; (ii) manage and track investments easily through an online portfolio; and (iii) receive automated distributions and/or interest payments, and regular financial reporting.

The offering and distribution of the Fund’s Shares (and all associated activities) will be conducted by the Fund and its associated persons. The Fund will not pay Startinvest Markets Inc any sales commissions for hosting this offering on the Fund’s Website; however, Startinvest Markets Inc may earn Hosting fees for maintaining and servicing the Fund’s Website. This offering is being made on a “best efforts” basis. Other than the Hosting fees (which are indirectly borne by the Fund’s shareholders), there is no fee imposed on the Fund’s shareholders arising out of the Fund’s Website.

No market currently exists for the Fund’s Shares. The Fund’s Shares are not listed and the Fund does not currently intend to list its Shares for trading on any securities exchange, and the Fund does not anticipate that any secondary market will develop for its Shares. Neither the Adviser nor the Fund intends to make a market in the Fund’s Shares.

Other Accounts Managed by the Portfolio Manager

As of the date of this SAI, no Fund portfolio manager is primarily responsible for the day-to-day management of the portfolio of any account other than the Fund.

Conflicts of Interest

The Adviser has a fiduciary duty to act in the best of interest of its clients, to treat all clients equitably, and to disclose all material facts, including potential conflicts of interest. Potential conflicts of interest may arise from time to time between a portfolio manager’s management of the investments of the Fund, on the one hand, and the management of other accounts, on the other (“side-by-side management”). Since the Adviser manages other accounts other than the Fund, its duty of loyalty to one client may conflict with its duty of loyalty to another client, particularly with respect to allocating trades. Other accounts managed by the Adviser’s portfolio manager might have similar investment objectives or strategies as the Fund or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. The other accounts might also have different investment objectives or strategies as the Fund. Based on this relationship, the potential conflicts of interest that may arise from the Adviser’s side-by-side management of the Fund and other accounts include: limitation of trading based on the Adviser’s knowledge of Fund and/or other account trading; inability to take advantage of certain investment opportunities; possibility of contrary positions amongst the Fund and other accounts; issues related to aggregation and allocation of trades; and potential exposure to soft dollars.

To address and mitigate the potential conflicts of interest referenced above, the Adviser has adopted and implemented written policies and procedures to provide for fair and equitable treatment of all its clients. These policies and procedures include: aggregation and allocation of trades; insider trading; side-by-side management; soft dollars; and portfolio management/trading. Also, the Adviser has adopted and implemented a Code of Ethics that prohibits Adviser employees and “access persons” (as defined by the Investment Advisers Act of 1940, as amended) from engaging in prohibited personal securities transactions and fraudulent behavior such as insider-trading. According to its policies and procedures, the Adviser, among other things, must:

1.	Treat each client fairly as to the securities purchased or sold for its account.

2.	Treat each client fairly with respect to priority of execution of orders.

3.	Treat each client fairly in the aggregation and allocation of investment opportunities.

4.	Review and affirm that all client trading is in compliance with each client’s investment objective.

5.	Fully disclose the nature and extent of the conflict prior to the transaction, including any direct or indirect compensation the Adviser receives in connection with the transaction.

6.	Have a reasonable belief that the investment is in the client's best interest; and

7.	Ensure compliance with any relevant procedures set forth in the Adviser's Code of Ethics.

Finally, the Adviser has a designated CCO who is responsible for administering the Adviser’s policies and procedures, which includes regular reviews of and reports on the adequacy of the Adviser’s compliance program to senior management and the Fund’s Board of Trustees.

11

 Portfolio Manager Compensation

The Adviser believes that its compensation program is competitively positioned to attract and retain high-caliber investment professionals. Seyed Mehrdad Hosseini, Chief Investment Officer and principal owner of the Adviser, does not receive a salary, but as the significant equity holder of StartInvest, may receive earnings from StartInvest. Dr. Hosseini, may also receive a discretionary bonus based on the quality of the advisory services and the overall financial performance of StartInvest. As Chief Investment Officer and principal owner of the Adviser and portfolio manager of the Fund, Dr. Hosseini may benefit economically from any profits generated by the Adviser.

Portfolio Manager Share Ownership

As of [  ], 2024, the dollar range of equity securities of the Fund beneficially owned by the Fund’s portfolio manager was as follows:

Name	Aggregate Dollar Range of Equity Securities in the Fund(1)
Seyed Mehrdad Hosseini	[ ]

1.            Dollar ranges are as follows: None, $1–$10,000, $10,001–$50,000, $50,001–$100,000, $100,001–$500,000, $500,001–$1,000,000 or Over $1,000,000

CODE OF ETHICS

The Fund and the Adviser have adopted codes of ethics pursuant to Rule 17j-1 under the Investment Company Act. These codes permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Fund.

The codes of ethics of the Fund and the Adviser are each available by calling the SEC at (202) 551-8090. These codes of ethics are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov, and copies of these codes may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

BROKERAGE ALLOCATION AND OTHER PRACTICES

When selecting brokers and dealers to handle the purchase and sale of portfolio securities, the Adviser’s general policy is to use its best efforts to seek to obtain best execution of all portfolio transactions, taking into account various factors such as security price, commission rate, size and difficulty of the order and timing of the transaction, and the experience, reliability, creditworthiness, financial condition and capabilities of the broker-dealer, among others. In seeking best execution, the Adviser need not select the broker with the lowest available commission rate where it believes that a broker or dealer charging a higher commission rate would offer better overall execution, including for example greater reliability or better price or execution. The Fund will not deal with affiliates in principal transactions unless permitted by exemptive order or applicable rule or regulation. The Adviser owes a duty to its clients to seek best execution on trades effected.

As permitted by Section 28(e) of the Exchange Act, the Adviser can cause a client, including the Fund, to pay a broker-dealer that provides “brokerage and research services” (as defined in the Exchange Act) a disclosed commission for effecting a securities transaction for the client in excess of the commission which another broker-dealer would have charged for effecting that transaction without the brokerage and research services, if the Adviser determines in good faith that the commission is reasonable given the brokerage and research services provided by the broker-dealer. These arrangements are known as “soft dollar” arrangements and are common in the financial services industry. These services benefit the Adviser because the Adviser does not need to produce or pay for such research services, and as a result, the receipt of research in exchange for soft dollars creates a conflict of interest. The Adviser is incentivized to select or recommend a broker-dealer based on the Adviser’s interest in receiving research services, among the other factors that the Adviser considers, and this can conflict with the Fund’s interest to receive best execution. Research or brokerage services the Adviser receives for conducting Fund transactions can benefit other accounts and it is possible that a particular account, including the Fund, will not benefit from services obtained related to transactions conducted through that account. Additionally, certain clients, including the Fund, could bear more of the cost of soft dollar arrangements than other clients.

The Adviser assumes general supervision over placing orders on behalf of the Fund for the purchase or sale of portfolio securities. The Adviser determines whether the purchase or sale of a particular security is appropriate for more than one account and whether it can aggregate client orders into one order (“Aggregate Orders”) for execution purposes. Aggregate Orders can avoid the adverse effect on a security’s price when simultaneous separate and competing orders are placed and can reduce trading and brokerage costs. When the use of Aggregate Orders is not permitted or is otherwise impractical, clients, including the Fund, might not receive as favorable executions as they might otherwise receive from Aggregate Orders, and might pay more for such trades.

When allocating Aggregate Orders (purchases and sales) to individual accounts, it is the Adviser’s policy to treat all clients fairly and achieve an equitable distribution of Aggregate Orders over time, considering, among other things, the investment objectives, restrictions and other circumstances specific to each client. Aggregate Orders are typically assigned an initial preallocation to each participating client that takes into consideration various factors. Aggregate Orders are typically allocated pro rata based on the initial preallocation. In the event of a partial fill of an Aggregate Order, accounts will receive an approximate pro rata allocation based on the initial preallocation if there are enough shares executed for each account. However, the Adviser can deviate from a pro rata allocation of Aggregate Orders in certain circumstances if all client accounts receive fair and equitable treatment over time.

The Fund and the Adviser’s other clients may be eligible to purchase securities in initial public offerings (“IPOs”) or “new issues” (“New Issues”). The Adviser generally will allocate securities purchased through an IPO or New Issues on a pro rata basis for each eligible account in the relevant investment strategy. In situations where the securities allotment is insufficient to provide meaningful position sizes, the Adviser can allocate the securities on a rotating basis at the Adviser’s discretion. The Adviser’s allocations will ensure that over time, all eligible accounts will have an equitable opportunity to participate in IPOs and New Issues. Because the market for IPOs is uneven, however, the ability, or inability to participate in IPO allocations can have a potentially significant effect on the Fund’s performance, and the shares themselves are often subject to greater volatility.

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses and taxable distributions. The overall reasonableness of brokerage commissions is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

Because the Fund had not commenced operations as of the date of this SAI, no information regarding brokerage commissions paid is available.

PORTFOLIO HOLDINGS DISCLOSURE

Starting with the first full month after the Fund commences operations, the Fund intends to publish on its website, [https://  ], complete portfolio holdings for the Fund as of the end of each month subject to a 1 business-day lag between the date of the information and the date on which the information is disclosed and further subject to certain portfolio holdings being anonymized until such holdings are required to be disclosed in a shareholder report or a N-PORT filing. The Fund publishes on its website (startinvest.com) complete portfolio holdings for the Fund as of the end of each fiscal quarter subject to a 60 calendar-day lag between the date of the information and the date on which the information is disclosed. The Fund may however, at its discretion, publish these holdings earlier than 60 calendar days. In addition, the Fund may publish on its website certain purchases and sales of the Fund’s portfolio holdings subject to a 1 business-day lag between the date of the information and the date on which the information is disclosed.

PROXY VOTING POLICY AND PROXY VOTING RECORD

Proxies for the Fund’s portfolio securities are voted in accordance with the Adviser’s proxy voting policies and procedures, which are set forth in Appendix A to this SAI.

The Fund is required to disclose annually the Fund’s complete proxy voting record on Form N-PX and file it with the SEC no. Form N-PX for the Fund will be available on the SEC’s website at www.sec.gov. In addition, the proxy voting record of the Fund will be available, without charge, upon request by writing to the Adviser at 406 Broadway No 315, Santa Monica, CA 90401.

12

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding Shares of any class of a fund. A “control person” generally is a person who beneficially owns more than 25% of the voting securities of a company or has the power to exercise control over the management or policies of such company. A control person may be able to determine the outcome of a matter put to a shareholder vote.

Startinvest Financial LLC has provided an initial investment in the Fund. For so long as Startinvest Financial LLC has a greater than 25% interest in the Fund, Startinvest Financial LLC may be deemed be a “control person” of the Fund for purposes of the 1940 Act.

As of [  ], 2024, the Fund had not commenced operations, and, therefore, the officers and trustees of the Fund as a group beneficially owned no shares of the Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[  ] , located at [  ], is the Fund’s independent registered public accounting firm and audits the Fund’s financial statements and performs other audit related services.

LEGAL COUNSEL

[  ], [  ], is counsel to the Fund and has passed upon the validity of the Fund’s Shares.

ADDITIONAL INFORMATION

A registration statement on Form N-2, including amendments thereto, relating to the Shares offered hereby, has been filed by the Fund with the SEC. The Prospectus and this Statement of Additional Information do not contain all of the information set forth in the registration statement, including any exhibits and schedules thereto. For further information with respect to the Fund and the Shares offered hereby, reference is made to the registration statement. A copy of the registration statement may be reviewed on the EDGAR database on the SEC’s website at http://www.sec.gov. Prospective investors can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov).

FINANCIAL STATEMENT

[To be added by amendment]

13

APPENDIX A

STARTINVEST FINANCIAL LLC

PROXY VOTING POLICY

Startinvest Financial LLC (the “Adviser”), as a matter of policy and as a fiduciary to Startinvest Venture Fund (the “Fund”), has the responsibility for voting proxies for securities consistent with the best interests of the Fund. The Adviser maintains written procedures as to the handling, voting and reporting of proxy voting and makes appropriate disclosures about the Adviser’s proxy procedures and the availability of the Adviser’s proxy voting record. The procedures maintained by the Adviser are intended to comply with Rule 206(4)-6 under the Investment Advisers Act of 1940 (the “Advisers Act”) in the instance that the Adviser receives a proxy, or other action requiring a vote, from a security held by the Fund.

1.Background and Description

In general, proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. Investment advisers registered with the Securities and Exchange Commission, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 under the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser’s interests and those of its clients; (b) disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser’s proxy voting activities when the adviser does have proxy voting authority.

The purpose of these procedures (the “Procedures”) is to set forth the principles, guidelines and procedures by which the Adviser may vote the securities held by the Fund for which the Adviser may exercise voting authority and discretion. These Procedures have been designed to ensure that proxies are voted in the best interests of the Fund in accordance with fiduciary duties and Rule 206(4)-6 under the Advisers Act.

2.Responsibility

The Adviser’s Chief Compliance Officer (together with any designees, the “CCO”) has responsibility for the implementation and monitoring of the Procedures, including associated practices, disclosures and recordkeeping.

3.Procedures

The Adviser has adopted the procedures below to implement its proxy voting policy and to monitor and ensure that the policy is observed and amended or updated, as appropriate.

Voting Procedures

In the event the Adviser’s personnel receive proxy materials on behalf of the Fund, the personnel will forward such materials to the appropriate members of the Investment Committee to vote the proxy. The Investment Committee will analyze the proxy materials and determine how the Adviser should vote the proxy in accordance with applicable voting guidelines below. The CCO is responsible for coordinating this process in a timely and appropriate manner and delivering the proxy prior to the voting deadline.

The Adviser may engage a third-party proxy research and voting service to assist it in researching, recordkeeping and voting of proxies, subject to appropriate oversight.

Proxy Voting Guidelines

The following guidelines (the “Guidelines”) will inform the Adviser’s proxy voting decisions:

• The guiding principle by which the Adviser votes on all matters submitted to security holders is the maximization of the ultimate economic value of the Fund’s holdings. The Adviser does not permit voting decisions to be influenced in any manner that is contrary to, or dilutive of, the guiding principle set forth above.

• The Adviser will seek to avoid situations where there is any material conflicts of interest affecting its voting decisions. Any material conflicts of interest, regardless of whether actual or perceived, will be addressed in accordance with the conflict resolution procedures (see below).

• The Adviser generally will vote on all matters presented to security holders in any proxy. However, Adviser reserves the right to abstain on any particular vote or otherwise withhold its vote on any matter if, in the judgment of Adviser, the costs associated with voting such proxy outweigh the benefits to the Fund or if the circumstances make such an abstention or withholding otherwise advisable and in the best interest of the Fund, in the judgment of Adviser.

• Proxies will be voted in accordance with the Fund’s proxy voting policies and procedures, any applicable investment policies or restrictions of the Fund and, to the extent applicable, any resolutions or other instructions approved by the Fund’s Board of Directors.

• Absent any legal or regulatory requirement to the contrary, the Adviser generally will seek to maintain the confidentiality of the particular votes that it casts on behalf of the Fund; however, the Adviser recognizes that the Fund must disclose the votes cast on its behalf in accordance with all legal and regulatory requirements.

While these Guidelines are intended to provide a benchmark for voting standards, each vote is ultimately cast on a case-by-case basis, taking into consideration the Adviser’s contractual obligations to the Fund and all other relevant facts and circumstances at the time of the vote (such that these Guidelines maybe overridden to the extent Adviser believes appropriate).

Conflicts of Interest

In certain instances, a potential or actual material conflict of interest may arise when the Adviser votes a proxy. As a fiduciary to the Fund, the Adviser takes these conflicts very seriously. While the Adviser’s primary goal in addressing any such conflict is to ensure that proxy votes are cast in the Fund’s best interest and are not affected by the Adviser’s potential or actual material conflict, there are a number of courses that the Adviser may take. The final decision about which course to follow shall be made by the Investment Committee. The Investment Committee may cause any of the following actions, among others, to be taken in that regard:

• vote the relevant proxy in accordance with the vote indicated by the Guidelines;

• vote the relevant proxy as an exception to Guidelines, provided that the reasons behind the voting decision are in the best interest of the Fund, are reasonably documented and are approved by the Adviser’s CCO;

• engage an unaffiliated third-party proxy advisor to provide a voting recommendation or direct the proxy advisor to vote the relevant proxy in accordance with its independent assessment of the matter; or

• “echo vote” or “mirror vote” the relevant proxy in the same proportion as the votes of other proxy holders.

Disclosure

The Adviser will provide conspicuously displayed information in the Fund’s registration statement summarizing these Procedures, including a statement that shareholders may request information regarding how the Adviser voted the Fund’s proxies, and may request a copy of these Procedures.

Requests for Information

All requests for information regarding proxy votes, or these Procedures, received by any Adviser personnel should be forwarded to the Adviser’s CCO. In response to any request from a Fund shareholder, the CCO will prepare a written response with such information as the CCO determines, in its sole discretion, should be shared with the Fund shareholder.

Recordkeeping

The Adviser’s CCO shall retain the following records:

• These Procedures and any amendments;

• Each proxy statement that the Adviser receives;

• A record of each vote that the Adviser casts;

• Any document the Adviser created that was material to deciding how to vote a proxy, or that memorializes that decision; and

• A copy of each written request for information on how the Adviser voted proxies, and a copy of any written response.

PART C: OTHER INFORMATION

Item 25. Financial Statements and Exhibits

(1)	Financial Statements:

Part A: Not applicable, as Registrant has not yet commenced operations.

Part B: [Statement of Assets and Liabilities. Financial statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the Investment Company Act of 1940 are included in Part B of this Registration Statement.]

(2)	Exhibits:

	(a)	(1)	Certificate of Trust

		(2)	Declaration of Trust.(2)

	(b)	Bylaws of the Registrant.(2)

	(c)	Not applicable.

	(d)	Not applicable.

	(e)	Dividend Reinvestment Plan.(2)

	(f)	Not applicable.

	(g)	Form of Investment Advisory Agreement between Registrant and Startinvest Financial LLC.(2)

	(h)	Not applicable.

	(i)	Not applicable.

	(j)	(1)	Custody Agreement (2)

		(2)	Foreign Custody Manager Agreement (2)

	(k)	(1)	Form of Transfer Agency and Service Agreement (2)

		(2)	Administration and Accounting Agreement (2)

		(3)	Form of Expense Limitation Agreement between Registrant and Startinvest Financial LLC.(2)

	(l)	Opinion and Consent of Counsel.(2)

	(m)	Not applicable.

	(n)	Consent of Independent Registered Public Accounting Firm.(2)

	(o)	Not applicable.

	(p)	Not applicable.

	(q)	Not applicable.

	(r)	(1) Code of Ethics of the Registrant.(2)

(2) Code of Ethics of Startinvest Financial LLC. (2)

	(s)	Not applicable.

(1) (2)	Filed herewith. To be filed by Amendment.

Item 26. Marketing Arrangements

Not applicable.

Item 27. Other Expenses of Issuance or Distribution

All figures are estimates:

Registration fees	$	[ ]
Printing fees	$	[ ]
Accounting fees and expenses	$	[ ]
Legal fees and expense	$	[ ]
Miscellaneous	$	[ ]
Total Fees	$	[ ]

Item 28. Persons Controlled by or Under Common Control with the Registrant

None.

Item 29. Number of Holders of Securities

As of [  ]:

Title of Class	Number of Record Holders
Common shares of beneficial interest, no par value per share	[ ]

Item 30. Indemnification

Reference is made to Declaration of Trust filed as an exhibit herewith.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 31. Business and Other Connections of Investment Advisor

See “Management” in the Statement of Additional Information. Information as to the directors and officers of Startinvest Financial LLC, the Registrant’s investment adviser, is included in its Form ADV filed with the SEC and is incorporated herein by reference thereto.

Item 32. Location of Accounts and Records

The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained in the office of the Registrant at 406 Broadway No 315, Santa Monica, CA 90401.

Item 33. Management Services

Not applicable.

Item 34. Undertakings

1.

The Registrant undertakes to suspend the offering of its Shares until it amends the prospectus filed herewith if (1) subsequent to the effective date of its registration statement, the net asset value declines more than ten per-cent from its net asset value as of the effective date of the registration statement, or (2) the net asset value in-creases to an amount greater than its net proceeds as stated in the prospectus.

2.	Not applicable.

3.	The Registrant undertakes:

a.	To file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement:

i.	To include any prospectus required by Section 10(a)(3) of the Securities Act;

ii.

To reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post- effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and

iii.

To include any material information with respect to the plan of distribution not previously disclosed in the Registration Statement or any material change to such information in the Registration Statement

b.

That, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof;

c.	To remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering;

d.	that, for the purpose of determining liability under the Securities Act to any purchaser:

i.	If the Registrant is relying on Rule 430B:

1.

Each prospectus filed by the Registrant pursuant to Rule 424(b)(3) shall be deemed to be part of the registration statement as of the date the filed prospectus was deemed part of and included in the registration statement; and

2.

Each prospectus required to be filed pursuant to Rule 424(b)(2), (b)(5), or (b)(7) as part of a registration statement in reliance on Rule 430B relating to an offering made pursuant to Rule 415(a)(1)(i), (x), or (xi) for the purpose of providing the information required by Section 10(a) of the Securities Act shall be deemed to be part of and included in the registration statement as of the earlier of the date such form of prospectus is first used after effectiveness or the date of the first contract of sale of securities in the offering described in the prospectus. As provided in Rule 430B, for liability purposes of the issuer and any person that is at that date an underwriter, such date shall be deemed to be a new effective date of the registration statement relating to the securities in the registration statement to which that prospectus relates, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such effective date, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such effective date; or

ii.

If the Registrant is subject to Rule 430C: each prospectus filed pursuant to Rule 424(b) under the Securities Act as part of a registration statement relating to an offering, other than registration statements relying on Rule 430B or other than prospectuses filed in reliance on Rule 430A, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use.

e.	That for the purpose of determining liability of the Registrant under the Securities Act to any purchaser in the initial distribution of securities:

The undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:

i.	Any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 424 under the Securities Act;

ii.	Free writing prospectus relating to the offering prepared by or on behalf of the undersigned Registrant or used or referred to by the undersigned Registrants;

iii.

The portion of any other free writing prospectus or advertisement pursuant to Rule 482 under the Securities Act [17 CFR 230.482] relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

iv.	Any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

4.	The Registrant undertakes that:

a.

For the purpose of determining any liability under the 1933 Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant under Rule 424(b)(1) under the Securities Act shall be deemed to be part of this registration statement as of the time it was declared effective; and

b.

For the purpose of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

5.	Not applicable.

6.	Not applicable.

7.

The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Santa Monica, and State of California, on the 6th day of June, 2024.

StartInvest Venture Fund (A Delaware statutory trust)

By:	/s/ Seyed Mehrdad Hosseini
Seyed Mehrdad Hosseini, Initial Trustee

EXHIBIT INDEX

(a)(1)	Certificate of Trust